UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

VanEck Vectors ETF Trust

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	April 30
Date of reporting period:	July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VECTORS BDC INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.4%
Diversified Financials: 7.8%
184,024	Fidus Investment Corp.	$3,102,645
173,341	Monroe Capital Corp. †	2,593,181
141,698	Newtek Business Services Corp. †	2,408,866
344,909	TPG Specialty Lending, Inc. †	7,160,311
		15,265,003
Investment Companies: 91.1%
1,527,968	Apollo Investment Corp.	9,763,716
2,325,723	Ares Capital Corp. †	38,118,600
635,766	BlackRock Kelso Capital Corp.	4,825,464
995,318	Fifth Street Finance Corp.	5,275,185
1,679,965	FS Investment Corp. †	15,287,681
222,447	Gladstone Capital Corp. †	2,208,899
282,186	Gladstone Investment Corp. †	2,731,560
283,095	Goldman Sachs BDC, Inc.	6,380,961
450,146	Golub Capital BDC, Inc.	8,804,856
674,353	Hercules Technology Growth Capital, Inc.	8,995,869
383,222	Main Street Capital Corp. †	14,849,853
546,784	New Mountain Finance Corp.	7,928,368
283,137	PennantPark Floating Rate Capital Ltd. †	4,048,859
619,455	PennantPark Investment Corp.	4,621,134
2,318,568	Prospect Capital Corp. †	18,942,701
254,195	Solar Capital Ltd.	5,554,161
420,254	TCP Capital Corp.	6,988,824
272,671	THL Credit, Inc. †	2,723,983
421,833	TICC Capital Corp.	2,754,569
415,650	Triangle Capital Corp. †	7,194,902
		178,000,145
Investment Management / Advisory Services: 1.5%
451,121	Medley Capital Corp. †	2,900,708
Total Common Stocks (Cost: $197,501,861)		196,165,856
MONEY MARKET FUND: 0.0% (Cost: $12,816)
12,816	Dreyfus Government Cash Management Fund - Institutional Shares	12,816
Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $197,514,677)		196,178,672

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 15.5%
Repurchase Agreements: 15.5%
$7,166,547	Repurchase agreement dated 7/31/17 with Citigroup Global Markets, Inc., 1.06%, due 8/1/17, proceeds $7,166,758; (collateralized by various U.S. government and agency obligations, 2.00% to 11.50%, due 8/15/17 to 6/20/67, valued at $7,309,878 including accrued interest)	7,166,547
7,166,547	Repurchase agreement dated 7/31/17 with Daiwa Capital Markets America, Inc., 1.07%, due 8/1/17, proceeds $7,166,760; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 8/3/17 to 12/1/51, valued at $7,309,878 including accrued interest)	7,166,547
1,506,092	Repurchase agreement dated 7/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.04%, due 8/1/17, proceeds $1,506,136; (collateralized by various U.S. government and agency obligations, 0.13% to 1.00%, due 3/15/18 to 7/15/24, valued at $1,536,214 including accrued interest)	1,506,092
7,166,547	Repurchase agreement dated 7/31/17 with Mizuho Securities USA, Inc., 1.05%, due 8/1/17, proceeds $7,166,756; (collateralized by various U.S. government and agency obligations, 1.50% to 1.50%, due 6/15/20 to 6/15/20, valued at $7,309,879 including accrued interest)	7,166,547
7,166,547	Repurchase agreement dated 7/31/17 with Nomura Securities International, Inc., 1.06%, due 8/1/17, proceeds $7,166,758; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 8/4/17 to 6/20/67, valued at $7,309,878 including accrued interest)	7,166,547
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $30,172,280)		30,172,280
Total Investments: 115.9% (Cost: $227,686,957)		226,350,952
Liabilities in excess of other assets: (15.9)%		(30,972,197)
NET ASSETS: 100.0%		$195,378,755

†	Security fully or partially on loan. Total market value of securities on loan is $29,148,322.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financial	100.0%	$196,165,856
Money Market Fund	0.0	12,816
	100.0%	$196,178,672

The summary of inputs used to value the Fund’s investments as of July 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$196,165,856	$—	$—	$196,165,856
Money Market Fund	12,816	—	—	12,816
Repurchase Agreements	—	30,172,280	—	30,172,280
Total	$196,178,672	$30,172,280	$—	$226,350,952

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended July 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2017 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 71.4%
Consumer, Non-cyclical: 6.9%
CNY	1,135,000	Jiangxi Ganyue Expressway Co. Ltd. 5.15%, 04/19/23	$170,648
	1,000,000	Yunnan Baiyao Group Co. Ltd. 2.95%, 04/08/19 (p)	145,019
			315,667
Energy: 10.4%
	1,680,000	China Petroleum & Chemical Corp. 4.90%, 06/01/22	253,769
	1,463,000	Offshore Oil Engineering Co. Ltd. 5.77%, 11/09/17	218,185
			471,954
Financial: 30.6%
		China Development Bank Corp.
	1,000,000	3.91%, 04/06/22	147,133
	3,485,000	5.84%, 01/03/19	532,043
	1,000,000	China Fortune Land Development Co. Ltd. 5.10%, 10/22/20 (p)	148,843
	1,000,000	China Merchants Securities Co. Ltd. 5.08%, 05/26/25	150,832
	1,000,000	China Overseas Property Group Co. Ltd. 3.85%, 11/19/20 (p)	145,435
	809,000	China Securities Co. Ltd. 3.14%, 05/20/19 (c) (p)	117,720
	1,000,000	Guangzhou Yue Xiu Holdings Ltd. 5.20%, 02/28/18 (p)	150,945
			1,392,951
Industrial: 23.5%
	1,248,200	China Railway Corp. 4.63%, 08/25/21	186,624
	500,000	Hubei Provincial Communications Investment Co. Ltd. 6.68%, 03/27/19 (p)	81,362
		Power Construction Corp. of China Ltd.
	1,000,000	5.20%, 10/29/22	151,597
	1,400,000	5.70%, 04/23/19	212,201
	1,500,000	Shanghai Urban Construction Group Corp. 3.50%, 01/06/23	214,539
	1,440,000	Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23	220,729
			1,067,052
Total Corporate Bonds (Cost: $3,441,658)			3,247,624
GOVERNMENT OBLIGATIONS: 22.3%
Government: 22.3%
		China Government Bonds
	5,347,000	3.40%, 04/17/23	779,546
	1,541,000	4.26%, 07/31/21	233,842
Total Government Obligations (Cost: $1,104,971)			1,013,388
Total Investments: 93.7% (Cost: $4,546,629)			4,261,012
Other assets less liabilities: 6.3%			286,296
NET ASSETS: 100.0%			$4,547,308

CNY	Chineese Yuan
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments by Sector	% of Investments	Value
Consumer, Non-cyclical	7.4%	$315,667
Energy	11.1	471,954
Financial	32.7	1,392,951
Government	23.8	1,013,388
Industrial	25.0	1,067,052
	100.0%	$4,261,012

The summary of inputs used to value the Fund’s investments as of July 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$3,247,624	$—	$3,247,624
Government Obligations*	—	1,013,388	—	1,013,388
Total	$—	$4,261,012	$—	$4,261,012

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended July 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS EM INVESTMENT GRADE + BB RATED USD SOVEREIGN BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2017 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 16.8%
Australia: 1.5%
$175,000	CNOOC Curtis Funding No. 1 Pty Ltd. 4.50%, 10/03/23 Reg S	$188,289
Azerbaijan: 0.9%
100,000	Southern Gas Corridor CJSC 6.88%, 03/24/26 144A	110,225
British Virgin Islands: 3.2%
	Sinopec Group Overseas Development 2015 Ltd.
100,000	2.50%, 04/28/20 Reg S	100,616
300,000	3.25%, 04/28/25 Reg S	298,610
		399,226
Indonesia: 1.9%
225,000	Pertamina Persero Pt 4.30%, 05/20/23 Reg S	234,893
Kazakhstan: 1.6%
175,000	KazMunayGas National Co. JSC 7.00%, 05/05/20 144A	191,618
Malaysia: 2.9%
	Petronas Capital Ltd.
270,000	3.13%, 03/18/22 Reg S	277,169
75,000	4.50%, 03/18/45 Reg S	81,653
		358,822
Mexico: 3.4%
	Petróleos Mexicanos
150,000	5.50%, 01/21/21	160,988
48,000	5.50%, 06/27/44	44,160
70,000	6.63%, 06/15/35	74,781
125,000	6.88%, 08/04/26	141,675
		421,604
Netherlands: 1.4%
150,000	Majapahit Holding BV 7.75%, 01/20/20 Reg S	168,570
Total Corporate Bonds (Cost: $2,060,271)		2,073,247
GOVERNMENT OBLIGATIONS: 81.8%
Brazil: 3.1%
	Brazilian Government International Bonds
225,000	4.25%, 01/07/25 †	225,506
60,000	4.88%, 01/22/21	63,690
100,000	5.00%, 01/27/45	90,100
		379,296
Chile: 3.2%
	Corp. Nacional del Cobre de Chile
150,000	3.75%, 11/04/20 Reg S	158,615
100,000	4.50%, 09/16/25 144A	107,030
125,000	4.88%, 11/04/44 Reg S	133,709
		399,354
Colombia: 5.2%
	Colombia Government International Bonds
150,000	4.38%, 07/12/21	160,350
200,000	5.63%, 08/26/43 (c)	220,300
200,000	7.38%, 09/18/37	260,500
		641,150
Costa Rica: 0.9%
100,000	Costa Rica Government International Bond 7.00%, 04/04/44 Reg S	105,125
Croatia: 2.0%
225,000	Croatia Government International Bond 5.50%, 04/04/23 144A	250,300
Dominican Republic: 2.3%
	Dominican Republic International Bonds
100,000	6.85%, 01/27/45 Reg S	110,000
100,000	6.88%, 01/29/26 Reg S	114,250
50,000	7.50%, 05/06/21 Reg S	55,500
		279,750
Hungary: 5.2%
	Hungary Government International Bonds
295,000	5.38%, 03/25/24	335,665
150,000	5.75%, 11/22/23	173,159
120,000	6.38%, 03/29/21	135,403
		644,227
India: 0.8%
100,000	Export-Import Bank of India 3.38%, 08/05/26 Reg S	98,039
Indonesia: 4.3%
	Indonesia Government International Bonds
100,000	4.63%, 04/15/43 † Reg S	102,925
300,000	7.75%, 01/17/38 Reg S	424,609
		527,534
Kazakhstan: 3.1%
	Kazakhstan Government International Bonds
100,000	5.13%, 07/21/25 144A	110,114
225,000	6.50%, 07/21/45 144A	271,746
		381,860
Lithuania: 1.8%
200,000	Lithuania Government International Bond 6.13%, 03/09/21 144A	225,675
Mexico: 6.1%
	Mexican Government International Bonds
50,000	4.00%, 10/02/23	52,775
224,000	4.75%, 03/08/44	227,248
150,000	5.13%, 01/15/20	163,050
150,000	6.05%, 01/11/40	178,613
100,000	6.75%, 09/27/34	128,800
		750,486
Morocco: 0.9%
100,000	Moroccan Government International Bond 4.25%, 12/11/22 144A	105,819
Oman: 4.6%
	Oman Government International Bonds
100,000	3.63%, 06/15/21 144A	100,000
200,000	4.75%, 06/15/26 144A	199,430
260,000	5.38%, 03/08/27 144A	269,749
		569,179
Panama: 5.3%
	Panamanian Government International Bonds
50,000	4.00%, 06/22/24 (c)	53,250
200,000	6.70%, 01/26/36	261,700
225,000	9.38%, 04/01/29 (p)	336,375
		651,325
Paraguay: 0.5%
60,000	Paraguay Government International Bond 6.10%, 08/11/44 Reg S	67,493
Peru: 5.2%
	Peruvian Government International Bonds
120,000	5.63%, 11/18/50	148,080
150,000	6.55%, 03/14/37	199,875
100,000	7.35%, 07/21/25	131,625
100,000	8.75%, 11/21/33	155,000
		634,580
Philippines: 5.9%
	Philippine Government International Bonds
70,000	4.00%, 01/15/21	74,537
200,000	5.00%, 01/13/37	237,407
100,000	6.38%, 10/23/34	134,638
175,000	9.50%, 02/02/30	282,740
		729,322
Poland: 4.0%
100,000	Poland Government International Bond 5.13%, 04/21/21	110,033
	Poland Government International Bonds
125,000	4.00%, 01/22/24	133,886
225,000	5.00%, 03/23/22	249,452
		493,371
Romania: 2.4%
265,000	Romanian Government International Bond 4.88%, 01/22/24 Reg S	292,010

Russia: 3.6%
	Russian Federal Bonds
100,000	4.88%, 09/16/23 144A	108,179
50,000	5.00%, 04/29/20 144A	53,025
75,000	5.63%, 04/04/42 144A	81,903
164,125	7.50%, 03/31/30 (s) 144A	197,364
		440,471
Serbia: 1.0%
120,000	Serbia International Bond 4.88%, 02/25/20 144A	126,060
Slovakia: 0.9%
100,000	Slovakia Government International Bond 4.38%, 05/21/22 144A	109,425
South Africa: 1.9%
	Republic of South Africa Government International Bonds
150,000	4.67%, 01/17/24	153,481
75,000	6.25%, 03/08/41	82,073
		235,554
Turkey: 3.6%
	Turkey Government International Bonds
200,000	6.25%, 09/26/22	219,824
200,000	6.63%, 02/17/45	222,895
		442,719
Uruguay: 4.0%
	Uruguay Government International Bonds
265,000	4.38%, 10/27/27	284,610
200,000	5.10%, 06/18/50	207,000
		491,610
Total Government Obligations (Cost: $10,195,510)		10,071,734

Number of Shares
MONEY MARKET FUND: 1.5% (Cost: $180,727)
180,727	Dreyfus Government Cash Management Fund - Institutional Shares	180,727
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $12,436,508)		12,325,708

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 2.7% (Cost: $335,788)
Repurchase Agreement: 2.7%
$335,788	Repurchase agreement dated 7/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.04%, due 8/1/17, proceeds $335,798; (collateralized by various U.S. government and agency obligations, 0.13% to 1.00%, due 3/15/18 to 7/15/24, valued at $342,504 including accrued interest)	335,788
Total Investments: 102.8% (Cost: $12,772,296)		12,661,496
Liabilities in excess of other assets: (2.8)%		(342,271)
NET ASSETS: 100.0%		$12,319,225

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
†	Security fully or partially on loan. Total market value of securities on loan is $328,431.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,617,662, or 21.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	15.4%	$1,904,677
Government	81.7	10,071,734
Utilities	1.4	168,570
Money Market Fund	1.5	180,727
	100.0%	$12,325,708

The summary of inputs used to value the Fund’s investments as of July 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$2,073,247	$—	$2,073,247
Government Obligations*	—	10,071,734	—	10,071,734
Money Market Fund	180,727	—	—	180,727
Repurchase Agreement	—	335,788	—	335,788
Total	$180,727	$12,480,769	$—	$12,661,496

* See Schedule of Investments for security type and geographic country breakouts.

There were no transfers between levels during the period ended July 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2017 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 36.9%
Argentina: 0.6%
USD	30,000	Pan American Energy, LLC 7.88%, 05/07/21 Reg S	$32,502
	50,000	YPF SA 8.75%, 04/04/24 Reg S	56,215
			88,717
Austria: 0.4%
	64,000	ESAL GmbH 6.25%, 02/05/18 (c) Reg S	60,080

Bermuda: 1.2%
	100,000	Digicel Group Ltd. 7.13%, 08/31/17 (c) † 144A	89,300
	100,000	Qtel International Finance Ltd. 3.25%, 02/21/23 Reg S	100,011
			189,311
Brazil: 1.7%
	150,000	Banco do Brasil SA 5.88%, 01/26/22 Reg S	156,000
	102,000	Itau Unibanco Holding SA 6.20%, 04/15/20 144A	109,522
			265,522
British Virgin Islands: 3.1%
	157,000	CNOOC Finance Ltd. 3.88%, 05/02/22 Reg S	164,214
	100,000	CNPC General Capital Ltd. 3.95%, 04/19/22 144A	105,531
	100,000	Gerdau Trade, Inc. 5.75%, 01/30/21 † Reg S	106,250
	100,000	Sinopec Group Overseas Development 4.38%, 10/17/23 Reg S	107,226
			483,221
Cayman Islands: 4.7%
	100,000	Alibaba Group Holding Ltd. 3.60%, 08/28/24 (c) 144A	103,573
	100,000	China Overseas Finance Cayman VI Ltd. 4.25%, 05/08/19 Reg S	103,046
	100,000	Country Garden Holdings Co., Ltd. 7.50%, 01/10/18 (c) Reg S	105,178
	100,000	Hutchison Whampoa Ltd. 7.63%, 04/09/19 Reg S	108,941
	100,000	QNB Finance Ltd. 2.75%, 10/31/18 Reg S	100,244
	100,000	Saudi Electricity Global Sukuk Co. 2 3.47%, 04/08/23 144A	102,796
	100,000	Swire Pacific MTN Financing Ltd. 5.50%, 08/19/19 Reg S	106,588
			730,366
China / Hong Kong: 1.5%
EUR	100,000	China Construction Bank Asia Corp. Ltd. 1.50%, 02/11/20 Reg S	120,554
USD	100,000	CITIC Pacific Ltd. 6.63%, 04/15/21 Reg S	113,208
			233,762
Colombia: 1.6%
	102,000	Bancolombia SA 5.13%, 09/11/22 †	107,151
	90,000	Ecopetrol SA 5.88%, 09/18/23	99,340
COP	110,857,000	Empresas Publicas de Medellin ESP 8.38%, 02/01/21 Reg S	38,366
			244,857
Curacao: 0.3%
USD	40,000	Teva Pharmaceutical 2.95%, 12/18/22	40,089
Czech Republic: 0.4%
EUR	50,000	CEZ AS 4.50%, 06/29/20 Reg S	66,595
India: 0.2%
USD	28,000	ICICI Bank Ltd. 5.75%, 11/16/20 Reg S	30,642
Indonesia: 0.5%
	70,000	Pertamina Persero Pt 4.30%, 05/20/23 144A	73,078
Ireland: 0.4%
EUR	50,000	Vnesheconombank 3.04%, 02/21/18 Reg S	59,703
Israel: 0.7%
USD	100,000	Israel Electric Corp. Ltd. 5.00%, 11/12/24 Reg S 144A	107,750

Kazakhstan: 0.7%
	100,000	KazMunayGas National Co. 7.00%, 05/05/20 Reg S	109,496
Luxembourg: 2.1%
		Gaz Capital SA
	200,000	6.51%, 03/07/22 Reg S	221,492
	80,000	8.63%, 04/28/34 (p) Reg S	107,149
			328,641
Malaysia: 0.8%
	100,000	Petronas Capital Ltd. 7.88%, 05/22/22 Reg S	123,779
Mexico: 4.3%
		America Movil SAB de CV
EUR	100,000	4.13%, 10/25/19	128,622
USD	25,000	5.00%, 03/30/20	26,989
	100,000	BBVA Bancomer SA 6.75%, 09/30/22 144A	113,750
	85,000	Grupo Televisa SAB 6.63%, 01/15/40	100,396
		Petróleos Mexicanos
	150,000	5.50%, 01/21/21	160,987
EUR	50,000	5.50%, 02/24/25 Reg S	67,880
USD	64,000	6.63%, 06/15/38	66,880
			665,504
Netherlands: 5.1%
	100,000	Bharti Airtel International Netherlands BV 5.13%, 03/11/23 144A	105,557
	100,000	Lukoil International Finance BV 7.25%, 11/05/19 Reg S	109,907
	128,000	Majapahit Holding BV 7.75%, 01/20/20 Reg S	143,846
EUR	100,000	Petrobras Global Finance BV 4.75%, 01/14/25	123,993
USD	77,000	Petrobras International Finance Co. 6.75%, 01/27/41	74,209
	125,000	Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/26	119,847
	100,000	VimpelCom Holdings BV 5.95%, 02/13/23 144A	107,601
			784,960
Peru: 0.8%
	108,000	Banco de Credito del Peru 5.38%, 09/16/20 Reg S	117,774
South Africa: 0.7%
	100,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/21 144A	100,807
Turkey: 1.7%
	50,000	Turkiye Garanti Bankasi AS 5.25%, 09/13/22 Reg S	51,246
	100,000	Turkiye Is Bankasi 5.50%, 04/21/19 144A	102,944
	100,000	Turkiye Vakiflar Bankasi Tao 6.00%, 11/01/22 144A	100,619
			254,809
United Arab Emirates: 1.5%
	100,000	DP World Ltd. 6.85%, 07/02/37 Reg S	121,552
	100,000	Dubai Electricity & Water Authority 7.38%, 10/21/20 Reg S	115,086
			236,638
United States: 1.4%
	100,000	Cemex Finance, LLC 6.00%, 04/01/19 (c) 144A	106,375
	100,000	Reliance Holding USA, Inc. 5.40%, 02/14/22 144A	110,123
			216,498
Venezuela: 0.5%
		Petróleos de Venezuela SA
	132,700	5.38%, 04/12/27 Reg S	43,579
	30,000	9.00%, 11/17/21 Reg S	11,888
	50,000	9.75%, 05/17/35 Reg S	19,463
			74,930
Total Corporate Bonds (Cost: $5,549,786)			5,687,529
GOVERNMENT OBLIGATIONS: 60.0%
Argentina: 0.4%
EUR	60,000	Provincia de Buenos Aires 4.00%, 05/15/35 (s) Reg S	55,807
Bahrain: 0.4%
USD	64,000	Bahrain Government International Bonds 6.13%, 08/01/23 144A	67,473
Brazil: 4.8%
	28,000	Banco Nacional de Desenvolvimento Economico e Social 6.50%, 06/10/19 Reg S	29,863
	88,000	Brazilian Government International Bonds 4.88%, 01/22/21 †	93,412
BRL	420,000	Letra do Tesouro Nacional 15.50%, 01/01/19 ^	120,496
		Notas do Tesouro Nacional, Series F
	102,000	10.00%, 01/01/19	33,548
	715,000	10.00%, 01/01/21	235,009
	425,000	10.00%, 01/01/23	138,359
	300,000	10.00%, 01/01/25	97,147
			747,834
Cayman Islands: 0.8%
EUR	100,000	IPIC GMTN Ltd. 2.38%, 05/30/18 Reg S	120,257
Chile: 1.9%
		Chilean Government International Bonds
USD	100,000	3.13%, 03/27/25	101,750
	50,000	3.88%, 08/05/20	52,725
CLP	9,000,000	5.50%, 08/05/20	14,724
USD	119,600	Corp. Nacional del Cobre de Chile 7.50%, 01/15/19 144A	129,555
			298,754
China / Hong Kong: 0.9%
	128,000	Bank of China Ltd. 5.55%, 02/11/20 Reg S	137,446
Colombia: 2.7%
		Colombian Government International Bonds
	128,000	7.38%, 03/18/19	139,200
COP	537,000,000	7.75%, 04/14/21	192,343
	200,000,000	Colombian TES 10.00%, 07/24/24	79,758
			411,301
Croatia: 1.3%
		Croatia Government International Bonds
USD	75,000	6.00%, 01/26/24 † 144A	85,668
	100,000	6.75%, 11/05/19 Reg S	108,991
			194,659
Czech Republic: 0.8%
		Czech Republic Government Bonds
EUR	35,000	3.88%, 05/24/22 Reg S	48,807
CZK	1,100,000	5.70%, 05/25/24 Reg S	68,405
			117,212
Dominican Republic: 0.2%
USD	21,200	Dominican Republic International Bonds 7.50%, 05/06/21 Reg S	23,532
Hungary: 2.0%
		Hungarian Government Bonds
HUF	20,300,000	6.00%, 11/24/23	96,024
USD	100,000	6.38%, 03/29/21	112,836
HUF	22,120,000	7.50%, 11/12/20	103,820
			312,680
Indonesia: 4.9%
USD	192,000	Indonesia Government International Bonds 5.88%, 03/13/20 Reg S	210,028
		Indonesian Treasury Bonds
IDR	1,743,000,000	8.38%, 09/15/26	141,805
	540,000,000	8.38%, 03/15/34	43,690
	960,000,000	8.38%, 03/15/24	77,966
	1,479,000,000	10.50%, 08/15/30	140,042
	1,682,000,000	11.00%, 11/15/20	142,235
			755,766
Israel: 2.3%
		Israel Government Bonds
USD	50,000	4.00%, 06/30/22	53,675
ILS	565,000	4.25%, 03/31/23	187,232
	385,000	5.00%, 01/31/20	121,033
			361,940
Kazakhstan: 0.4%
USD	50,000	Kazakhstan Government International Bonds 5.13%, 07/21/25 Reg S	55,057
Lebanon: 1.0%
	140,000	Lebanon Government International Bonds 8.25%, 04/12/21 Reg S	150,748
Lithuania: 0.4%
	50,000	Lithuania Government International Bonds 7.38%, 02/11/20 Reg S	56,418
Malaysia: 2.8%
		Malaysian Government Bonds
MYR	835,000	3.48%, 03/15/23	190,891
	670,000	3.89%, 03/15/27	152,471
	351,000	5.73%, 07/30/19	85,572
			428,934
Mexico: 5.3%
		Mexican Government International Bonds
USD	77,000	4.00%, 10/02/23	81,274
	102,000	6.05%, 01/11/40	121,456
MXN	1,220,000	6.50%, 06/10/21	67,896
	1,460,100	7.50%, 06/03/27	85,604
	5,294,900	8.00%, 06/11/20	306,825
	2,360,000	10.00%, 12/05/24	156,706
			819,761
Nigeria: 0.3%
NGN	18,470,000	Nigerian Government Bonds 16.39%, 01/27/22	49,373
Panama: 0.6%
USD	69,400	Panamanian Government International Bonds 7.13%, 01/29/26	89,144
Peru: 1.2%
		Peruvian Government International Bonds
PEN	90,000	5.70%, 08/12/24	28,914
USD	62,000	7.35%, 07/21/25	81,608
PEN	200,000	7.84%, 08/12/20	68,620
			179,142
Philippines: 1.1%
USD	142,000	Philippine Government International Bonds 5.00%, 01/13/37	168,559
Poland: 4.6%
		Poland Government International Bonds
PLN	200,000	1.50%, 04/25/20	54,699
	580,000	2.50%, 07/25/18	162,370
	150,000	3.25%, 07/25/25	41,766
	625,000	4.00%, 10/25/23	183,910
	450,000	5.75%, 04/25/29	154,714
USD	100,000	6.38%, 07/15/19	108,999
			706,458
Qatar: 0.7%
	100,000	Qatar Government International Bonds 5.25%, 01/20/20 Reg S	106,678
Romania: 0.4%
EUR	50,000	Romanian Government International Bonds 4.63%, 09/18/20 Reg S	67,353
Russia: 3.3%
		Russian Federal Bonds
RUB	1,900,000	7.00%, 08/16/23	30,367
USD	25,250	7.50%, 03/31/30 (s) Reg S	30,364
RUB	3,550,000	7.50%, 03/15/18	59,026
	4,550,000	7.75%, 02/27/19	75,365
	10,080,000	8.15%, 02/03/27	173,355
USD	130,000	11.00%, 07/24/18 Reg S	141,439
			509,916
Saudi Arabia: 0.7%
	100,000	Saudi Government International Bonds 4.50%, 10/26/46 144A	102,106
Serbia: 0.3%
	50,000	Serbian International Bonds 4.88%, 02/25/20 144A	52,525
South Africa: 3.8%
		South Africa Government International Bonds
	78,000	5.50%, 03/09/20	83,315
ZAR	2,604,300	7.75%, 02/28/23	195,665
	681,400	8.25%, 09/15/17	51,679
	2,070,000	8.75%, 02/28/48	140,234
	1,325,000	10.50%, 12/21/26	112,532
			583,425
Thailand: 3.7%
		Thailand Government Bonds
THB	8,863,000	3.63%, 06/16/23	289,824
	4,190,000	3.65%, 12/17/21	135,918
	4,100,000	4.88%, 06/22/29	150,947
			576,689
Turkey: 4.2%
		Turkey Government International Bonds
USD	90,000	6.88%, 03/17/36	102,395
TRY	488,600	7.10%, 03/08/23	119,874
USD	160,000	7.38%, 02/05/25	187,254
TRY	370,000	10.50%, 01/15/20	104,312
	340,000	10.60%, 02/11/26	98,228
	125,000	10.70%, 02/17/21	35,687
			647,750
Ukraine: 0.4%
		Ukraine Government International Bonds
USD	20,000	0.00%, 05/31/40 (a) 144A	8,830
	60,000	7.75%, 09/01/23 144A	60,831
			69,661
United Arab Emirates: 0.7%
	100,000	Abu Dhabi National Energy Co. 6.25%, 09/16/19 Reg S	107,974
Uruguay: 0.5%
	77,000	Uruguay Government International Bonds 4.50%, 08/14/24 †	84,007
Venezuela: 0.2%
	100,000	Venezuelan Government International Bonds 9.25%, 05/07/28 Reg S	38,625
Total Government Obligations (Cost: $10,063,987)			9,254,964

Number of Shares
MONEY MARKET FUND: 0.2% (Cost: $40,328)
40,328	Dreyfus Government Cash Management Fund - Institutional Shares	40,328
Total Investments Before Collateral for Securities Loaned: 97.1% (Cost: $15,654,101)		14,982,821

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 2.4% (Cost: $365,994)
Repurchase Agreement: 2.4%
USD	365,994	Repurchase agreement dated 7/31/17 with Daiwa Capital Markets America, Inc., 1.07%, due 8/1/17, proceeds $366,005; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 8/3/17 to 12/1/51, valued at $373,314 including accrued interest)	365,994
Total Investments: 99.5% (Cost: $16,020,095)			15,348,815
Other assets less liabilities: 0.5%			70,427
NET ASSETS: 100.0%			$15,419,242

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
(a)	Coupon is based upon predetermined growth targets for the Gross Domestic Product of Ukraine. The rate shown reflects the rate in effect at the end of the reporting period
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $353,600.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,046,314, or 13.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	0.7%	$106,250
Communications	5.1	762,049
Consumer, Non-cyclical	2.3	341,568
Diversified	1.4	215,529
Energy	13.3	1,988,931
Financial	9.9	1,491,581
Government	61.8	9,254,964
Industrial	0.7	106,375
Utilities	4.5	675,246
Money Market Fund	0.3	40,328
	100.0%	$14,982,821

The summary of inputs used to value the Fund’s investments as of July 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$5,687,529	$—	$5,687,529
Government Obligations*	—	9,254,964	—	9,254,964
Money Market Fund	40,328	—	—	40,328
Repurchase Agreement	—	365,994	—	365,994
Total	$40,328	$15,308,487	$—	$15,348,815

* See Schedule of Investments for security type and geographic country breakouts.

There were no transfers between levels during the period ended July 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2017 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 88.3%
Argentina: 3.8%
$500,000	Aeropuertos Argentina 2000 SA 6.88%, 02/06/22 (c) 144A	$521,250
500,000	Arcor SAIC 6.00%, 07/06/20 (c) 144A	534,750
500,000	Banco Hipotecario SA 9.75%, 11/30/20 144A	567,745
500,000	Banco Macro SA 6.75%, 11/04/21 (c) 144A	516,870
650,000	Cablevision SA 6.50%, 06/15/19 (c) 144A	690,508
450,000	Genneia SA 8.75%, 01/20/20 (c) 144A	476,289
500,000	IRSA Propiedades Comerciales SA 8.75%, 03/23/20 (c) 144A	556,185
	Pampa Energia SA
700,000	7.38%, 07/21/20 (c) 144A	733,950
950,000	7.50%, 01/24/22 (c) 144A	988,000
	Pan American Energy LLC
100,000	7.88%, 05/07/21 Reg S	108,339
520,000	7.88%, 05/07/21 144A	563,363
320	Transportadora de Gas del Sur SA 9.63%, 05/14/18 (c) 144A	346
	YPF SA
650,000	8.50%, 03/23/21 144A	723,125
2,990,000	8.50%, 07/28/25 † 144A	3,327,272
2,220,000	8.75%, 04/04/24 † 144A	2,495,946
		12,803,938
Austria: 0.2%
700,000	JBS Investments GmbH 7.75%, 10/28/17 (c) † 144A	700,875
Azerbaijan: 0.8%
500,000	International Bank of Azerbaijan OJSC 5.63%, 06/11/19 (d) * Reg S	409,975
2,100,000	Southern Gas Corridor CJSC 6.88%, 03/24/26 144A	2,314,725
		2,724,700
Bahrain: 0.2%
600,000	BBK BSC 3.50%, 03/24/20 Reg S	594,263

Bangladesh: 0.1%
300,000	Banglalink Digital Communications Ltd. 8.63%, 08/31/17 (c) 144A	314,730
Barbados: 0.5%
1,465,000	Columbus Cable Barbados Ltd. 7.38%, 03/30/18 (c) 144A	1,567,550
Bermuda: 2.4%
800,000	China Oil & Gas Group Ltd. 4.63%, 04/20/20 (c) † Reg S	804,354
	Digicel Group Ltd.
1,400,000	7.13%, 08/31/17 (c) † 144A	1,250,200
1,335,000	8.25%, 08/31/17 (c) 144A	1,284,937
	Digicel Ltd.
1,125,000	6.00%, 08/31/17 (c) 144A	1,097,719
1,800,000	6.75%, 03/01/18 (c) 144A	1,728,000
350,000	GCX Ltd. 7.00%, 08/31/17 (c) 144A	321,485
350,000	GeoPark Latin America Ltd., Agencia en Chile 7.50%, 08/30/17 (c) Reg S	361,375
	Inkia Energy Ltd.
100,000	8.38%, 08/30/17 (c) Reg S	103,350
350,000	8.38%, 08/31/17 (c) 144A	361,725
	Noble Group Ltd.
400,000	6.75%, 01/29/20 Reg S	145,000
1,850,000	6.75%, 01/29/20 144A	670,625
		8,128,770
Brazil: 4.9%
	Banco Bradesco SA
560,000	5.75%, 03/01/22 144A	598,970
970,000	5.90%, 01/16/21 144A	1,035,475
	Banco BTG Pactual SA
725,000	5.75%, 09/28/22 Reg S	644,525
75,000	5.75%, 09/28/22 144A	66,675
	Banco do Brasil SA
900,000	3.88%, 10/10/22	879,750
930,000	5.88%, 01/26/22 144A	967,200
1,145,000	8.50%, 10/20/20 (c) 144A	1,265,225
	Banco do Estado do Rio Grande do Sul SA
200,000	7.38%, 02/02/22 Reg S	210,750
50,000	7.38%, 02/02/22 144A	52,688
1,910,000	Banco Nacional de Desenvolvimento Economico e Social 5.50%, 07/12/20 144A	2,018,335
200,000	Banco Pan SA 8.50%, 04/23/20 144A	201,600
400,000	Banco Safra SA 6.75%, 01/27/21 144A	431,500
438,000	Banco Votorantim SA 7.38%, 01/21/20 144A	468,879
1,270,000	Caixa Economica Federal 4.25%, 05/13/19 144A	1,294,765
885,000	Centrais Eletricas Brasileiras SA 6.88%, 07/30/19 144A	945,844
360,000	Centrais Eletricas Brasileiras SA 5.75%, 10/27/21 † 144A	374,940
425,000	Cielo SA 3.75%, 11/16/22 144A	416,500
	Itau Unibanco Holding SA
2,415,000	5.13%, 05/13/23 144A	2,511,600
1,150,000	5.75%, 01/22/21 144A	1,221,875
1,100,000	Votorantim Cimentos SA 7.25%, 04/05/41 144A	1,138,500
		16,745,596
British Virgin Islands: 4.8%
450,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	493,875
700,000	Central American Bottling Corp. 5.75%, 01/31/22 (c) 144A	745,066
700,000	Easy Tactic Ltd. 5.75%, 01/13/20 (c) † Reg S	698,055
1,500,000	Fortune Star BVI Ltd. 5.25%, 03/23/20 (c) Reg S	1,454,574
600,000	Franshion Brilliant Ltd. 5.75%, 01/17/22 (c) † Reg S	624,301
1,140,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	1,168,500
1,000,000	Greenland Global Investment Ltd. 5.88%, 07/03/24 † Reg S	1,020,879
550,000	Grupo Unicomer Co. Ltd. 7.88%, 04/01/21 (c) 144A	598,675
1,200,000	GTL Trade Finance, Inc. 5.89%, 01/29/24 (c) † 144A	1,251,000
500,000	Hanrui Overseas Investment Co. Ltd. 4.90%, 06/28/19 Reg S	475,013
400,000	Huayi Finance I Ltd. 4.00%, 12/02/19 Reg S	399,510
825,000	LS Finance 2022 Ltd. 4.25%, 10/16/22 † Reg S	828,910
800,000	Oceanwide Holdings International Co. Ltd. 9.63%, 08/11/18 (c) (p) Reg S	834,853
1,475,000	RKI Overseas Finance 2016 A Ltd. 5.00%, 08/09/19 † Reg S	1,484,387
1,300,000	Studio City Co. Ltd. 7.25%, 11/30/18 (c) 144A	1,398,800
900,000	Studio City Finance Ltd. 8.50%, 08/31/17 (c) 144A	933,750
900,000	Wanda Properties International Co. Ltd. 7.25%, 01/29/24 Reg S	920,178
400,000	Zhiyuan Group BVI Co. Ltd. 6.20%, 01/11/19 Reg S	404,696
600,000	Zhongrong International Bond 2016 Ltd. 6.95%, 06/21/19 Reg S	604,514
		16,339,536
Canada: 1.3%
	First Quantum Minerals Ltd.
1,300,000	7.00%, 02/15/18 (c) 144A	1,355,250
1,400,000	7.25%, 10/01/19 (c) † 144A	1,445,500
1,500,000	7.50%, 04/01/20 (c) 144A	1,543,500
		4,344,250
Cayman Islands: 10.4%
500,000	361 Degrees International Ltd. 7.25%, 06/03/19 (c) † Reg S	533,150
700,000	Agile Group Holdings Ltd. 8.38%, 08/30/17 (c) Reg S	730,593
300,000	Agricola Senior Trust 6.75%, 06/18/20 144A	310,164
500,000	Agromercantil Senior Trust 6.25%, 04/10/19 144A	519,685
1,195,000	Alpha Star Holding Ltd. 4.97%, 04/09/19 Reg S	1,218,900
600,000	Batelco International Finance No. 1 Ltd. 4.25%, 05/01/20 Reg S	599,477
800,000	CAR, Inc. 6.13%, 02/04/18 (c) 144A	830,000
500,000	Cementos Progreso Trust 7.13%, 11/06/18 (c) 144A	534,375
1,700,000	China Evergrande Group 9.50%, 03/29/21 (c) Reg S	1,772,095
700,000	China SCE Property Holdings Ltd. 5.88%, 03/10/20 (c) Reg S	681,465
340,000	China Shanshui Cement Group Ltd. 7.50%, 03/10/18 (c) † § Reg S	270,300
500,000	CIFI Holdings Group Co. Ltd. 7.75%, 06/05/18 (c) Reg S	533,845
1,025,000	Comcel Trust 6.88%, 02/06/19 (c) 144A	1,087,525
	Country Garden Holdings Co. Ltd.
1,415,000	7.50%, 01/10/18 (c) 144A	1,488,270
1,200,000	7.50%, 03/09/18 (c) † Reg S	1,270,447
400,000	DIP Sukuk Ltd. 4.29%, 02/20/19 Reg S	408,500
3,830,000	Evergrande Real Estate Group Ltd. 8.75%, 08/05/17 (c) † 144A	3,992,775
1,200,000	Ezdan Sukuk Co. Ltd. 4.38%, 05/18/21 Reg S	1,159,656
400,000	Geely Automobile Holdings Ltd. 5.25%, 10/06/17 (c) 144A	412,460
1,155,000	Global A&T Electronics Ltd. 10.00%, 08/31/17 (c) 144A	854,700
400,000	Greenland Hong Kong Holdings Ltd. 3.88%, 07/28/19 Reg S	395,020
600,000	Greentown China Holdings Ltd. 5.88%, 08/11/18 (c) † Reg S	624,772
1,150,000	Grupo Aval Ltd. 4.75%, 09/26/22 144A	1,178,750
365,743	Guanay Finance Ltd. 6.00%, 12/15/20 144A	376,716
700,000	Health and Happiness H&H International Holdings Ltd. 7.25%, 06/21/18 (c) 144A	737,588
750,000	Industrial Senior Trust 5.50%, 11/01/22 144A	761,250
980,000	KWG Property Holdings Ltd. 8.98%, 08/30/17 (c) Reg S	1,020,422
800,000	Latam Finance Ltd. 6.88%, 04/11/21 (c) 144A	822,400
490,000	Longfor Properties Co. Ltd. 6.75%, 01/29/18 (c) Reg S	515,559
1,150,000	MAF Global Securities Ltd. 7.13%, 10/29/18 (c) Reg S	1,199,553
700,000	Melco Resorts Finance Ltd. 4.88%, 06/06/20 (c) 144A	696,450
350,000	MIE Holdings Corp. 7.50%, 08/31/17 (c) 144A	228,370
700,000	Mumtalakat Sukuk Holding Co. 4.00%, 11/25/21 Reg S	696,630
733,820	Shelf Drilling Holdings Ltd. 9.50%, 08/31/17 (c) 144A	726,482
2,295,000	Shimao Property Holdings Ltd. 8.38%, 02/10/19 (c) Reg S	2,535,254
500,000	Sunac China Holdings Ltd. 8.75%, 12/05/17 (c) Reg S	518,125
700,000	Suzano Trading Ltd. 5.88%, 01/23/21 144A	753,375
225,000	TAM Capital 3, Inc. 8.38%, 08/31/17 (c) 144A	231,469
1,555,000	Wynn Macau Ltd. 5.25%, 08/31/17 (c) 144A	1,589,987
500,000	Yuzhou Properties Co. Ltd. 6.00%, 01/25/20 (c) Reg S	504,859
		35,321,413
Chile: 0.7%
1,010,000	AES Gener SA 8.38%, 06/18/19 (c) 144A	1,087,012
750,000	CorpGroup Banking SA 6.75%, 03/15/18 (c) 144A	761,438
600,000	Latam Airlines Group SA 7.25%, 06/09/20 144A	634,332
		2,482,782
China / Hong Kong: 3.1%
	Bank of East Asia Ltd.
1,470,000	4.25%, 11/20/19 (c) † Reg S	1,496,259
1,400,000	5.50%, 12/02/20 (c) Reg S	1,415,387
400,000	Chalieco Hong Kong Corp Ltd. 5.70%, 01/15/20 (c) Reg S	414,232
2,275,000	China Cinda Asset Management Co. Ltd. 4.45%, 09/30/21 (c) Reg S	2,265,650
	China CITIC Bank International Ltd.
400,000	4.25%, 10/11/21 (c) † Reg S	395,118
500,000	7.25%, 04/22/19 (c) Reg S	529,230
600,000	China South City Holdings Ltd. 5.75%, 03/09/20 Reg S	585,022
500,000	Chong Hing Bank Ltd. 6.50%, 09/25/19 (c) Reg S	522,045
1,150,000	ICBC Asia Ltd. 4.25%, 07/21/21 (c) Reg S	1,145,595
500,000	Yancoal International Resources Development Co. Ltd. 5.75%, 04/13/20 (c) Reg S	512,500
600,000	Yanlord Land HK Co. Ltd. 5.88%, 01/23/20 (c) † Reg S	623,405
600,000	Zoomlion HK SPV Co. Ltd. 6.13%, 12/20/22 144A	605,220
		10,509,663
Colombia: 2.0%
550,000	Banco Davivienda SA 5.88%, 07/09/22 144A	592,350
1,793,000	Banco de Bogota SA 5.38%, 02/19/23 144A	1,900,580
365,000	Banco GNB Sudameris SA 3.88%, 05/02/18 144A	367,099
2,325,000	Bancolombia SA 5.13%, 09/11/22 †	2,442,412
	Colombia Telecomunicaciones SA ESP
630,000	5.38%, 09/27/17 (c) 144A	639,450
765,000	8.50%, 03/30/20 (c) † 144A	778,388
		6,720,279
Costa Rica: 0.5%
1,620,000	Banco Nacional De Costa Rica 6.25%, 11/01/23 144A	1,705,131
Croatia: 0.3%
	Agrokor D.D.
175,000	08/30/17 (c) Reg S	40,399
50,000	08/31/17 (c) 144A	11,543
800,000	Hrvatska Elektroprivreda 5.88%, 10/23/22 144A	879,422
		931,364
Dominican Republic: 0.3%
500,000	Aeropuertos Dominicanos Siglo XXI SA 6.75%, 04/01/24 (c) 144A	539,925
350,000	Banco de Reservas de la Republica Dominicana 7.00%, 02/01/23 144A	365,750
		905,675
Georgia: 0.4%
600,000	BGEO Group JSC 6.00%, 07/26/23 † 144A	615,312
720,000	Georgian Railway JSC 7.75%, 07/11/22 144A	792,936
		1,408,248
India: 1.0%
600,000	Delhi International Airport Pvt Ltd. 6.13%, 10/31/26 144A	643,500
1,220,000	JSW Steel Ltd. 4.75%, 11/12/19 Reg S	1,245,486
200,000	Reliance Communications Ltd. 6.50%, 11/06/20 Reg S	138,760
600,000	Syndicate Bank 3.88%, 12/04/19 Reg S	609,326
650,000	Tata Motors Ltd. 4.63%, 04/30/20 Reg S	676,254
		3,313,326
Indonesia: 0.3%
900,000	Saka Energi Indonesia PT 4.45%, 05/05/24 144A	915,876
Ireland: 4.5%
600,000	AK Transneft OJSC 8.70%, 08/07/18 144A	635,611
1,325,000	Alfa Bank OJSC 7.75%, 04/28/21 144A	1,503,921
750,000	Bank Otkritie Financial Corp. OJSC 10.00%, 12/17/19 144A	770,775
200,000	Borets Finance DAC 6.50%, 04/07/22 144A	212,750
500,000	EDC Finance Ltd. 4.88%, 04/17/20 144A	512,629
600,000	Eurochem Finance DAC 3.95%, 07/05/21 144A	600,582
775,000	Gazprombank OJSC 7.25%, 05/03/19 Reg S	822,171
600,000	GTLK Europe DAC 5.95%, 07/19/21 Reg S	631,547
300,000	Metalloinvest Finance DAC 4.85%, 05/02/24 144A	301,293
400,000	Metalloinvest Finance Ltd. 5.63%, 04/17/20 144A	422,792
650,000	Mobile Telesystems OJSC 5.00%, 05/30/23 144A	666,536
1,225,000	Rosneft Oil Co. 4.20%, 03/06/22 144A	1,230,800
700,000	Rusal Capital DAC 5.13%, 02/02/22 144A	706,901
1,500,000	Russian Railways 5.70%, 04/05/22 Reg S	1,611,051
500,000	SCF Capital Ltd. 5.38%, 06/16/23 144A	518,385
450,000	Vimpel Communications OJSC 7.75%, 02/02/21 144A	511,176
	Vnesheconombank
200,000	5.94%, 11/21/23 144A	214,157
2,995,000	6.90%, 07/09/20 144A	3,251,072
		15,124,149
Kazakhstan: 2.8%
700,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 01/28/21 † 144A	772,055
825,000	Kazakhstan Temir Zholy National Co. JSC 6.38%, 10/06/20 144A	886,792
	KazMunayGas National Co. JSC
700,000	4.40%, 04/30/23 144A	707,993
1,200,000	5.75%, 04/30/43 144A	1,189,680
1,500,000	5.75%, 04/19/47 144A	1,448,112
1,550,000	6.38%, 04/09/21 144A	1,696,973
1,800,000	7.00%, 05/05/20 144A	1,970,928
850,000	Zhaikmunai International BV 7.13%, 08/31/17 (c) 144A	863,212
		9,535,745
Luxembourg: 7.0%
700,000	ALROSA Finance SA 7.75%, 11/03/20 144A	792,726
1,060,000	Consolidated Energy Finance SA 6.75%, 08/31/17 (c) 144A	1,085,175
300,000	Cosan Luxembourg SA 7.00%, 01/20/22 (c) 144A	312,750
925,000	CSN Resources SA 6.50%, 07/21/20 † 144A	705,313
1,775,000	Evraz Group SA 5.38%, 03/20/23 144A	1,786,981
1,670,000	Gazprom Neft OAO 6.00%, 11/27/23 144A	1,822,180
	Gazprom OAO
2,200,000	4.95%, 07/19/22 144A	2,298,868
1,770,000	7.29%, 08/16/37 144A	2,098,117
1,400,000	9.25%, 04/23/19 (p) 144A	1,546,705
600,000	Kernel Holding SA 8.75%, 01/31/22 144A	655,152
875,000	MHP SA 8.25%, 04/02/20 144A	935,502
760,000	Minerva Luxembourg SA 6.50%, 09/20/21 (c) 144A	762,850
	Offshore Drilling Holding SA
400,000	8.38%, 09/20/17 (c) Reg S	150,000
590,000	8.38%, 09/20/17 (c) 144A	221,250
1,105,000	Puma International Financing SA 6.75%, 08/31/17 (c) 144A	1,143,100
300,000	QGOG Constellation SA 9.50%, 11/09/21 (c) # 144A	231,000
450,000	Rosneft Finance SA 7.25%, 02/02/20 144A	492,725
500,000	Rumo Luxembourg Sarl 7.38%, 02/09/21 (c) 144A	521,200
	Sberbank of Russia
1,620,000	5.13%, 10/29/22 144A	1,678,184
1,600,000	6.13%, 02/07/22 144A	1,747,782
250,000	Sistema JSFC 6.95%, 05/17/19 144A	221,195
400,000	TMK OAO 6.75%, 04/03/20 144A	419,120
900,000	Vm Holding SA 5.38%, 02/04/27 (c) 144A	936,000
1,265,000	VTB Bank SA 6.95%, 10/17/22 144A	1,370,119
		23,933,994
Marshall Islands: 0.1%
490,000	Navios South American Logistics, Inc. 7.25%, 08/31/17 (c) 144A	479,588
Mauritius: 1.1%
700,000	Greenko Investment Co. 4.88%, 08/16/19 (c) 144A	690,371
500,000	HT Global IT Solutions Holdings Ltd. 7.00%, 07/14/18 (c) 144A	527,497
1,900,000	MTN Mauritius Investments Ltd. 4.76%, 11/11/24 144A	1,835,400
700,000	Neerg Energy Ltd. 6.00%, 02/13/20 (c) 144A	718,696
		3,771,964
Mexico: 3.2%
1,120,000	BBVA Bancomer SA 7.25%, 04/22/20 † 144A	1,229,200
	Cemex SAB de CV
2,000,000	5.70%, 01/11/20 (c) † 144A	2,135,000
120,000	6.50%, 12/10/17 (c) 144A	126,079
1,160,000	7.25%, 01/15/18 (c) 144A	1,227,013
571,000	Controladora Mabe SA de CV 7.88%, 10/28/19 Reg S	631,812
700,000	Credito Real SAB de CV 7.25%, 07/20/20 (c) 144A	738,500
560,000	Elementia SAB de CV 5.50%, 01/15/20 (c) 144A	590,744
500,000	Grupo Idesa SA de CV 7.88%, 12/18/17 (c) 144A	451,875
550,000	Grupo Posadas SAB de CV 7.88%, 06/30/19 (c) 144A	578,820
500,000	Metalsa SA de CV 4.90%, 04/24/23 144A	497,900
695,000	Sixsigma Networks Mexico SA de CV 8.25%, 11/07/17 (c) 144A	704,035
650,000	Tenedora Nemak SA 5.50%, 02/28/18 (c) 144A	672,750
620,000	TV Azteca SAB de CV 7.63%, 09/18/17 (c) Reg S	642,320
620,000	Unifin Financiera SA de CV 7.25%, 09/27/20 (c) 144A	632,090
		10,858,138
Mongolia: 0.2%
500,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/20 144A	541,895
Morocco: 0.1%
500,000	BMCE Bank 6.25%, 11/27/18 Reg S	517,760
Netherlands: 5.9%
470,000	Ajecorp BV 6.50%, 08/31/17 (c) † 144A	410,075
350,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) 144A	300,125
1,275,000	EA Partners I BV 6.88%, 09/28/20 † Reg S	1,216,987
	First Bank of Nigeria Ltd.
475,000	8.00%, 07/23/19 (c) 144A	438,169
400,000	8.25%, 08/07/18 (c) 144A	381,900
	Greenko Dutch BV
1,000,000	5.25%, 07/24/20 (c) 144A	1,002,500
630,000	8.00%, 08/23/17 (c) † 144A	656,775
1,010,000	IHS Netherlands Holdco BV 9.50%, 10/27/18 (c) 144A	1,040,300
655,000	Indo Energy Finance II BV 6.38%, 01/24/18 (c) 144A	623,702
1,200,000	Kazakhstan Temir Zholy Finance BV 6.95%, 07/10/42 144A	1,298,192
800,000	Listrindo Capital BV 4.95%, 09/14/21 (c) † 144A	807,200
	Majapahit Holding BV
1,230,000	7.75%, 01/20/20 144A	1,382,274
965,000	8.00%, 08/07/19 144A	1,073,562
1,075,000	Marfrig Holding Europe BV 8.00%, 06/08/19 (c) 144A	1,119,344
1,450,000	Metinvest BV 9.37%, 12/31/21 Reg S	1,382,459
	Petrobras Global Finance BV
1,740,000	4.38%, 05/20/23	1,689,975
1,450,000	6.25%, 03/17/24	1,515,250
400,000	7.38%, 01/17/27	434,000
1,705,000	Petrobras International Finance Co. 5.38%, 01/27/21	1,756,150
1,475,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	1,576,406
		20,105,345
Nigeria: 0.6%
600,000	Access Bank Plc 10.50%, 10/19/21 144A	647,532
400,000	Guaranty Trust Bank PLC 6.00%, 11/08/18 144A	406,512
	Zenith Bank Plc
750,000	6.25%, 04/22/19 144A	754,125
400,000	7.38%, 05/30/22 144A	396,400
		2,204,569
Panama: 0.7%
700,000	AES El Salvador Trust II 6.75%, 03/28/18 (c) 144A	631,750
900,000	AES Panama SRL 6.00%, 06/25/19 (c) 144A	950,625
650,000	Avianca Holdings SA 8.38%, 08/31/17 (c) 144A	647,563
		2,229,938
Paraguay: 0.3%
450,000	Banco Regional SAECA 8.13%, 01/24/19 144A	483,188
400,000	Telefonica Celular del Paraguay SA 6.75%, 12/13/17 (c) 144A	418,000
		901,188
Peru: 1.1%
500,000	Cia Minera Milpo SAA 4.63%, 03/28/23 144A	511,250
565,000	InRetail Shopping Malls 6.50%, 07/09/18 (c) 144A	595,228
700,000	Minsur SA 6.25%, 02/07/24 144A	764,190
800,000	Orazul Energy Egenor S. en C. por A. 5.63%, 04/28/22 (c) 144A	771,200
600,000	Union Andina de Cementos SAA 5.88%, 10/30/18 (c) 144A	627,000
580,000	Volcan Cia Minera SAA 5.38%, 02/02/22 † 144A	603,780
		3,872,648
Philippines: 0.3%
400,000	Rizal Commercial Banking Corp. 3.45%, 02/02/21 Reg S	406,908
500,000	Security Bank Corp. 3.95%, 02/03/20 Reg S	517,458
		924,366
Russia: 0.1%
500,000	Global Ports Finance Plc 6.50%, 09/22/23 144A	516,890
Saudi Arabia: 0.3%
1,000,000	Dar Al-Arkan Sukuk Co. Ltd. 6.50%, 05/28/19 † Reg S	994,625
Singapore: 1.6%
1,565,000	ABJA Investment Co. Pte Ltd. 5.95%, 07/31/24 † Reg S	1,664,769
111,000	Bakrie Telecom Pte Ltd. 11.50%, 05/07/15 (d) (e) * Reg S	2,137
550,000	Golden Legacy Pte Ltd. 8.25%, 06/07/19 (c) 144A	592,657
300,000	Jubilant Pharma Ltd. 4.88%, 10/06/19 (c) Reg S	304,794
600,000	Marble II Pte Ltd. 5.30%, 06/20/19 (c) 144A	608,272
500,000	Pratama Agung Pte Ltd. 6.25%, 02/24/18 (c) Reg S	523,105
	STATS ChipPAC Ltd.
118,000	4.50%, 08/31/17 (c) 144A	118,000
600,000	8.50%, 11/24/18 (c) 144A	644,100
900,000	Theta Capital Pte Ltd. 7.00%, 04/11/18 (c) Reg S	942,477
		5,400,311
South Africa: 1.8%
	Eskom Holdings SOC Ltd.
1,455,000	5.75%, 01/26/21 † 144A	1,466,737
980,000	6.75%, 08/06/23 144A	995,949
1,940,000	7.13%, 02/11/25 144A	1,971,515
600,000	FirstRand Bank Ltd. 4.25%, 04/30/20 Reg S	616,500
1,000,000	Transnet SOC Ltd. 4.00%, 07/26/22 144A	980,028
		6,030,729
South Korea: 0.7%
500,000	SK E&S Co. Ltd. 4.88%, 11/26/19 (c) 144A	499,500
	Woori Bank Co. Ltd.
750,000	4.75%, 04/30/24 144A	788,197
900,000	5.00%, 06/10/20 (c) 144A	933,426
		2,221,123
Sri Lanka: 0.2%
800,000	National Savings Bank 8.88%, 09/18/18 (s) 144A	848,000
Thailand: 0.4%
880,000	Krung Thai Bank PCL 5.20%, 12/26/19 (c) Reg S	915,571
500,000	PTT Explor & Product PCL 4.88%, 06/18/19 (c) 144A	510,794
		1,426,365
Turkey: 9.0%
	Akbank TAS
805,000	4.00%, 01/24/20 144A	808,260
500,000	5.00%, 10/24/22 144A	506,457
925,000	5.13%, 03/31/25 144A	913,230
500,000	Albaraka Turk Katilim Bankasi AS 6.25%, 06/30/19 Reg S	508,175
500,000	Alternatifbank AS 8.75%, 04/16/21 (c) Reg S	524,925
600,000	Arcelik AS 5.00%, 04/03/23 144A	617,412
	Finansbank AS
600,000	4.88%, 05/19/22 144A	599,663
800,000	6.25%, 04/30/19 144A	834,835
	TC Ziraat Bankasi AS
740,000	4.25%, 07/03/19 144A	747,992
600,000	4.75%, 04/29/21 144A	609,021
600,000	5.13%, 05/03/22 144A	608,880
	Turkiye Garanti Bankasi AS
1,100,000	4.75%, 10/17/19 144A	1,128,338
1,700,000	5.25%, 09/13/22 † 144A	1,742,369
700,000	5.88%, 03/16/23 144A	731,399
2,375,000	Turkiye Halk Bankasi AS 3.88%, 02/05/20 144A	2,327,963
	Turkiye Is Bankasi SA
650,000	3.75%, 10/10/18 144A	651,634
2,980,000	5.00%, 04/30/20 144A	3,030,305
3,685,000	6.00%, 10/24/22 144A	3,736,590
1,500,000	Turkiye Sinai Kalkinma Bankasi AS 5.13%, 04/22/20 Reg S	1,528,215
	Turkiye Sise ve Cam Fabrikalari AS
200,000	4.25%, 05/09/20 Reg S	203,371
400,000	4.25%, 05/09/20 144A	406,742
	Turkiye Vakiflar Bankasi TAO
400,000	6.00%, 11/01/22 144A	402,476
2,645,000	8.00%, 11/01/22 (c) 144A	2,769,728
4,530,000	Yapi ve Kredi Bankasi AS 5.50%, 12/06/22 144A	4,497,923
		30,435,903
United Arab Emirates: 0.3%
1,000,000	First Abu Dhabi Bank PJSC 5.25%, 06/17/20 (c) Reg S	1,021,250
United Kingdom: 3.6%
	AngloGold Ashanti Holdings Plc
835,000	5.13%, 08/01/22 †	871,322
650,000	5.38%, 04/15/20 †	687,960
480,000	6.50%, 04/15/40	485,181
800,000	Hikma Pharmaceuticals Plc 4.25%, 04/10/20 Reg S	810,500
600,000	Liquid Telecommunications Financing Plc 8.50%, 07/13/20 (c) 144A	614,306
920,000	Oschadbank 9.38%, 03/10/23 (s) 144A	971,290
800,000	Petra Diamonds US Treasury Plc 7.25%, 05/01/19 (c) 144A	822,600
1,100,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	1,164,509
1,200,000	Tullow Oil Plc 6.25%, 08/31/17 (c) † 144A	1,113,000
700,000	Ukraine Railways 9.88%, 09/15/21 144A	726,285
	Vedanta Resources Plc
900,000	6.00%, 01/31/19 144A	934,875
2,310,000	8.25%, 06/07/21 144A	2,587,200
400,000	West China Cement Ltd. 6.50%, 09/11/17 (c) Reg S	412,787
		12,201,815
United States: 2.0%
	Cemex Finance LLC
1,655,000	6.00%, 04/01/19 (c) 144A	1,760,506
1,460,000	9.38%, 10/12/17 (c) 144A	1,554,170
	JBS USA LLC
1,150,000	5.75%, 06/15/20 (c) 144A	1,144,250
710,000	7.25%, 08/31/17 (c) 144A	725,088
716,105	Rio Oil Finance Trust 9.25%, 07/06/24 144A	735,948
1,000,000	Stillwater Mining Co. 7.13%, 06/27/21 (c) 144A	982,650
		6,902,612
Venezuela: 2.4%
	Petroleos de Venezuela SA
3,815,000	5.38%, 04/12/27 Reg S	1,252,846
1,855,000	5.50%, 04/12/37 Reg S	608,626
3,395,000	6.00%, 05/16/24 144A	1,133,081
2,785,000	6.00%, 11/15/26 144A	912,366
2,200,000	8.50%, 10/27/20 144A	1,463,000
2,220,000	9.00%, 11/17/21 Reg S	879,675
2,455,000	9.75%, 05/17/35 144A	955,609
1,800,000	12.75%, 02/17/22 144A	834,750
		8,039,953
Total Corporate Bonds (Cost: $299,120,181)		299,518,828
GOVERNMENT OBLIGATIONS: 9.4%
Argentina: 4.6%
	City of Buenos Aires
900,000	7.50%, 06/01/27 144A	960,750
655,000	8.95%, 02/19/21 144A	728,327
500,000	Province of Salta 9.13%, 07/07/24 144A	539,735
	Provincia de Buenos Aires
200,000	7.88%, 06/15/27 144A	204,634
2,725,000	9.13%, 03/16/24 144A	3,037,012
2,155,000	9.95%, 06/09/21 144A	2,447,390
630,000	10.88%, 01/26/21 144A	714,779
1,935,000	10.88%, 01/26/21 Reg S	2,195,393
900,000	Provincia de Chubut 7.75%, 07/26/26 144A	900,567
	Provincia de Cordoba
1,375,000	7.13%, 06/10/21 144A	1,440,464
400,000	7.13%, 08/01/27 144A	392,428
500,000	Provincia de Entre Rios 8.75%, 02/08/25 144A	506,540
700,000	Provincia de Mendoza 8.38%, 05/19/24 144A	743,428
800,000	Provincia de Neuquen 8.63%, 05/12/28 144A	883,424
		15,694,871
Azerbaijan: 0.6%
2,070,000	State Oil Company of the Azerbaijan Republic 4.75%, 03/13/23 Reg S	2,047,271
Cayman Islands: 0.2%
700,000	Brazil Minas SPE 5.33%, 02/15/28 144A	698,250
Costa Rica: 0.5%
700,000	Banco de Costa Rica 5.25%, 08/12/18 144A	716,170
900,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 144A	967,500
		1,683,670
India: 0.8%
1,675,000	IDBI Bank Ltd. 3.75%, 01/25/19 Reg S	1,678,678
900,000	Union Bank of India HK 4.50%, 10/28/19 Reg S	927,600
		2,606,278
Indonesia: 0.9%
	Perusahaan Listrik Negara PT
1,150,000	5.25%, 10/24/42 † 144A	1,171,620
1,250,000	5.50%, 11/22/21 Reg S	1,373,500
400,000	5.50%, 11/22/21 144A	439,520
		2,984,640
Kazakhstan: 0.3%
1,000,000	KazAgro National Management Holding JSC 4.63%, 05/24/23 144A	988,143
Trinidad and Tobago: 0.4%
	Petroleum Co. of Trinidad & Tobago Ltd.
852,083	6.00%, 05/08/22 144A	843,563
300,000	9.75%, 08/14/19 Reg S	322,653
305,000	9.75%, 08/14/19 144A	328,031
		1,494,247
Turkey: 0.7%
	Export Credit Bank of Turkey
150,000	5.88%, 04/24/19 Reg S	155,996
2,170,000	5.88%, 04/24/19 144A	2,256,746
		2,412,742
Ukraine: 0.4%
1,465,000	Ukreximbank 9.75%, 01/22/25 144A	1,538,982
Total Government Obligations (Cost: $31,367,470)		32,149,094

Number of Shares
MONEY MARKET FUND: 1.3% (Cost: $4,386,271)
4,386,271	Dreyfus Government Cash Management Fund - Institutional Shares	4,386,271
Total Investments Before Collateral for Securities Loaned: 99.0% (Cost: $334,873,922)		336,054,193

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 8.8%
Repurchase Agreements: 8.8%
$1,465,720	Repurchase agreement dated 7/31/17 with Barclays Capital, Inc., 1.03%, due 8/1/17, proceeds $1,465,762; (collateralized by various U.S. government and agency obligations, 0.00% to 1.13%, due 8/15/18 to 5/15/47, valued at $1,495,035 including accrued interest)	$1,465,720
7,066,147	Repurchase agreement dated 7/31/17 with Citigroup Global Markets, Inc. , 1.06%, due 8/1/17, proceeds $7,066,355; (collateralized by various U.S. government and agency obligations, 2.00% to 11.50%, due 8/15/17 to 6/20/67, valued at $7,207,470 including accrued interest)	7,066,147
7,066,147	Repurchase agreement dated 7/31/17 with Credit Agricole CIB, 1.04%, due 8/1/17, proceeds $7,066,351; (collateralized by various U.S. government and agency obligations, 0.13% to 0.63%, due 1/15/26 to 7/15/26, valued at $7,207,470 including accrued interest)	7,066,147
7,066,147	Repurchase agreement dated 7/31/17 with Daiwa Capital Markets America, Inc., 1.07%, due 8/1/17, proceeds $7,066,357; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 8/3/17 to 12/1/51, valued at $7,207,470 including accrued interest)	7,066,147
7,066,147	Repurchase agreement dated 7/31/17 with Nomura Securities International, Inc. , 1.06%, due 8/1/17, proceeds $7,066,355; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 8/4/17 to 6/20/67, valued at $7,207,470 including accrued interest)	7,066,147
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $29,730,308)		29,730,308
Total Investments: 107.8% (Cost: $364,604,230)		365,784,501
Liabilities in excess of other assets: (7.8)%		(26,513,965)
NET ASSETS: 100.0%		$339,270,536

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Security in principal default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $28,537,587.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $231,000 which represents 0.1% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $270,300 which represents 0.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $247,024,919, or 72.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	8.9%	$29,783,811
Communications	5.6	18,949,317
Consumer, Cyclical	4.3	14,611,964
Consumer, Non-cyclical	3.9	13,200,428
Diversified	1.0	3,222,103
Energy	15.6	52,265,211
Financial	38.4	129,190,723
Government	9.6	32,149,094
Industrial	6.1	20,604,644
Technology	0.4	1,370,372
Utilities	4.9	16,320,255
Money Market Fund	1.3	4,386,271
	100.0%	$336,054,193

The summary of inputs used to value the Fund’s investments as of July 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$299,518,828	$—	$299,518,828
Government Obligations*	—	32,149,094	—	32,149,094
Money Market Fund	4,386,271	—	—	4,386,271
Repurchase Agreements	—	29,730,308	—	29,730,308
Total	$4,386,271	$361,398,230	$—	$365,784,501

* See Schedule of Investments for security type and geographic country breakouts.

There were no transfers between levels during the period ended July 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2017 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 98.0%
Bermuda: 2.5%
	Weatherford International Ltd.
$4,237,000	4.50%, 01/15/22 (c) †	$3,919,225
2,507,000	5.13%, 09/15/20 †	2,456,860
520,000	5.95%, 10/17/41 (c) †	439,400
3,175,000	6.50%, 08/01/36 †	2,809,875
9,429,000	6.75%, 09/15/40	8,438,955
1,125,000	7.00%, 03/15/38	1,022,344
3,032,000	9.63%, 03/01/19	3,289,720
		22,376,379
Canada: 4.1%
	Bombardier, Inc.
500,000	6.00%, 08/30/17 (c) Reg S	511,250
1,100,000	7.45%, 05/01/34 144A	1,108,250
	Kinross Gold Corp.
3,155,000	5.13%, 06/01/21 (c) †	3,366,973
3,120,000	5.95%, 12/15/23 (c)	3,416,400
1,707,000	6.88%, 03/01/41 (c)	1,843,560
	Teck Resources Ltd.
4,356,000	3.75%, 11/01/22 (c) †	4,410,450
4,548,000	4.75%, 10/15/21 (c)	4,807,736
3,070,000	5.20%, 09/01/41 (c)	2,993,250
2,549,000	6.00%, 02/15/40 (c)	2,727,430
1,590,000	6.13%, 10/01/35	1,733,100
8,874,000	6.25%, 01/15/41 (c)	9,683,752
		36,602,151
Cayman Islands: 3.1%
	Noble Holding International Ltd.
530,000	3.95%, 03/15/22	426,650
316,000	4.63%, 03/01/21	267,712
3,098,000	5.25%, 03/15/42	1,812,330
3,044,000	6.05%, 03/01/41	1,862,928
2,433,000	6.20%, 08/01/40 †	1,496,295
1,560,000	7.70%, 01/01/25 (c) †	1,210,950
2,738,000	8.70%, 10/01/44 (c)	2,053,500
	Transocean, Inc.
4,220,000	5.80%, 07/15/22 (c) †	4,004,274
1,359,000	6.50%, 11/15/20 †	1,416,758
6,715,000	6.80%, 03/15/38 †	5,036,250
4,795,000	7.50%, 04/15/31 †	3,943,888
2,418,000	8.38%, 12/15/21 †	2,569,125
1,900,000	9.35%, 12/15/41	1,710,000
		27,810,660
Finland: 1.1%
	Nokia OYJ
3,645,000	5.38%, 05/15/19 †	3,859,144
3,243,000	6.63%, 05/15/39	3,778,095
1,955,000	Stora Enso OYJ 7.25%, 04/15/36 144A	2,316,675
		9,953,914
France: 0.4%
2,853,000	BPCE SA 12.50%, 09/30/19 (c) 144A	3,462,829
Ireland: 0.3%
1,891,000	Smurfit Kappa Treasury Funding Ltd. 7.50%, 11/20/25	2,278,655
Italy: 1.4%
12,670,000	Intesa Sanpaolo SpA 5.02%, 06/26/24 144A	12,945,953
Japan: 1.8%
15,760,000	SoftBank Corp. 4.50%, 04/15/20 144A	16,291,900
Luxembourg: 8.0%
	ArcelorMittal
3,955,000	5.75%, 08/05/20 †	4,291,175
5,185,000	6.00%, 03/01/21 †	5,703,500
6,463,000	7.25%, 03/01/41	7,497,080
	ArcelorMittal
535,000	6.13%, 06/01/18	551,050
6,273,000	6.75%, 02/25/22	7,104,172
9,332,000	7.50%, 10/15/39	11,058,420
	Telecom Italia Capital
7,980,000	6.00%, 09/30/34	8,865,780
7,765,000	6.38%, 11/15/33	8,832,687
1,864,000	7.00%, 06/04/18	1,945,550
3,645,000	7.18%, 06/18/19	3,973,050
1,035,000	7.20%, 07/18/36	1,269,169
8,137,000	7.72%, 06/04/38	10,425,531
		71,517,164
Sweden: 0.7%
6,500,000	Telefonaktiebolaget LM Ericsson 4.13%, 05/15/22	6,595,400
United Kingdom: 8.8%
	Anglo American Capital Plc
6,975,000	3.63%, 05/14/20 144A	7,184,250
7,120,000	4.13%, 04/15/21 144A	7,404,800
610,000	4.13%, 09/27/22 144A	635,925
2,250,000	4.45%, 09/27/20 144A	2,368,125
4,650,000	4.88%, 05/14/25 144A	4,987,125
3,100,000	9.38%, 04/08/19 144A	3,478,789
3,662,000	Barclays Bank Plc Perpetual 6.28%, 12/15/34 (c)	4,170,102
	Ensco Plc
4,170,000	4.50%, 07/01/24 (c) †	3,199,182
1,950,000	4.70%, 03/15/21 †	1,911,000
3,782,000	5.20%, 12/15/24 (c)	3,006,690
6,608,000	5.75%, 04/01/44 (c)	4,443,880
	Lloyds Banking Group Plc
125,000	6.41%, 10/01/35 (c) Reg S	141,875
2,365,000	6.41%, 10/01/35 (c) 144A	2,684,275
2,650,000	6.66%, 05/21/37 (c) 144A	3,034,250
4,000,000	Petrofac Ltd. 3.40%, 10/10/18 † 144A	3,950,000
5,832,000	Royal Bank of Scotland Group Plc 7.65%, 09/30/31 (c)	7,297,290
2,566,000	Signet UK Finance Plc 4.70%, 03/15/24 (c)	2,528,028
4,815,000	Standard Chartered Plc 7.01%, 07/30/37 (c) † 144A	5,537,250
7,188,000	Tesco Plc 6.15%, 11/15/37 144A	7,578,984
2,845,000	Virgin Media Secured Finance Plc 5.25%, 01/15/21	3,044,150
		78,585,970
United States: 65.8%
	ADT Corp.
6,998,000	3.50%, 07/15/22 †	6,954,262
3,742,000	4.13%, 06/15/23	3,793,453
	Allegheny Technologies, Inc.
5,181,000	5.95%, 10/15/20 (c)	5,284,620
2,318,000	7.88%, 05/15/23 (c)	2,445,490
1,201,000	9.38%, 06/01/19	1,303,085
3,312,000	Ally Financial, Inc. 8.00%, 11/01/31	4,127,580
	Arconic, Inc.
8,247,000	5.40%, 01/15/21 (c)	8,837,073
3,449,000	5.72%, 02/23/19	3,634,556
3,780,000	5.87%, 02/23/22	4,167,450
4,959,000	5.90%, 02/01/27	5,486,092
4,499,000	5.95%, 02/01/37	4,653,766
6,377,000	6.15%, 08/15/20	6,980,838
90,000	6.75%, 01/15/28	101,925
	Avon Products, Inc.
1,551,000	6.60%, 03/15/20	1,585,898
4,245,000	7.00%, 03/15/23	3,931,931
2,885,000	BAC Capital Trust XI 6.63%, 05/23/36	3,603,838
	Carpenter Technology Corp.
2,232,000	4.45%, 12/01/22 (c)	2,280,693
1,205,000	5.20%, 04/15/21 (c) †	1,261,058
	CDK Global, Inc.
1,667,000	3.80%, 09/15/19 (c)	1,725,895
3,135,000	5.00%, 07/15/24 (c)	3,330,938
	CenturyLink, Inc.
1,310,000	6.15%, 09/15/19 †	1,391,875
7,338,000	6.88%, 01/15/28	7,338,000
4,825,000	7.60%, 09/15/39	4,499,312
	CF Industries Holdings, Inc.
4,947,000	3.45%, 06/01/23 †	4,693,466
4,845,000	4.95%, 06/01/43	4,154,588
5,445,000	5.15%, 03/15/34	5,016,206
3,768,000	5.38%, 03/15/44	3,405,330
1,585,000	Choice Hotels International, Inc. 5.70%, 08/28/20	1,729,631
1,795,000	Cliffs Natural Resources, Inc. 6.25%, 10/01/40	1,498,825
	Continental Resources, Inc.
6,327,000	3.80%, 03/01/24 (c)	5,884,110
4,465,000	4.90%, 12/01/43 (c)	3,839,900
840,000	Countrywide Capital III 8.05%, 06/15/27	1,088,750
200,000	Crown Americas LLC / Crown Americas Capital Corp V 4.25%, 03/31/26 (c) 144A	202,000
2,054,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	2,418,585
	DCP Midstream Operating LP
2,928,000	2.70%, 03/01/19 (c)	2,924,340
4,251,000	3.88%, 12/15/22 (c)	4,165,980
5,175,000	4.75%, 06/30/21 (c) 144A	5,343,187
1,100,000	4.95%, 01/01/22 (c)	1,134,375
3,734,000	5.35%, 03/15/20 144A	3,939,370
2,294,000	5.60%, 10/01/43 (c)	2,190,770
1,750,000	6.45%, 11/03/36 144A	1,881,250
3,926,000	6.75%, 09/15/37 144A	4,259,710
1,355,000	9.75%, 03/15/19 144A	1,515,906
	Dell, Inc.
2,368,000	4.63%, 04/01/21 †	2,474,560
3,426,000	5.88%, 06/15/19 †	3,618,713
4,324,000	6.50%, 04/15/38	4,367,240
725,000	7.10%, 04/15/28	804,750
	Diamond Offshore Drilling, Inc.
1,866,000	3.45%, 08/01/23 (c) †	1,642,080
4,360,000	4.88%, 05/01/43 (c)	2,877,600
3,480,000	5.70%, 10/15/39	2,644,800
2,940,000	5.88%, 05/01/19	3,131,100
6,400,000	Dresdner Funding Trust I 8.15%, 06/30/29 (c) 144A	8,128,128
	Dun & Bradstreet Corp.
1,750,000	4.25%, 05/15/20 (c) †	1,815,947
2,128,000	4.63%, 09/01/22 (c)	2,219,576
	Edgewell Personal Care
3,934,000	4.70%, 05/19/21	4,224,132
3,084,000	4.70%, 05/24/22	3,330,720
9,457,000	Embarq Corp. 8.00%, 06/01/36	9,657,961
	EMC Corporation
12,961,000	2.65%, 06/01/20	12,796,629
7,642,000	3.38%, 03/01/23 (c)	7,421,796
2,520,000	Energen Corp. 4.63%, 06/01/21 (c)	2,564,100
	FirstEnergy Solutions Co.
2,862,000	6.05%, 08/15/21 †	1,330,830
1,504,000	6.80%, 08/15/39	669,280
	Freeport-McMoRan, Inc.
9,095,000	3.10%, 03/15/20	9,072,262
12,777,000	3.55%, 12/01/21 (c)	12,425,632
13,885,000	3.88%, 12/15/22 (c) †	13,485,806
1,400,000	4.00%, 11/14/21	1,405,250
900,000	4.55%, 08/14/24 (c)	884,250
6,422,000	5.40%, 05/14/34 (c)	6,074,827
11,962,000	5.45%, 09/15/42 (c)	11,064,850
5,841,000	Frontier Communications Corp. 9.00%, 08/15/31	4,731,210
1,850,000	Frontier Florida LLC 6.86%, 02/01/28	1,423,481
	Genworth Holdings, Inc.
4,072,000	4.80%, 02/15/24	3,369,580
575,000	4.90%, 08/15/23	483,000
2,006,000	6.50%, 06/15/34	1,649,935
5,718,000	7.63%, 09/24/21	5,468,581
4,372,000	7.70%, 06/15/20 †	4,317,350
8,635,000	Goldman Sachs Capital I 6.35%, 02/15/34	10,690,950
2,516,000	Graham Holdings Co. 7.25%, 02/01/19	2,692,120
1,875,000	HCA, Inc. 7.69%, 06/15/25	2,191,406
1,405,000	IFM US Colonial Pipeline 2 LLC 6.45%, 02/01/21 (c) 144A	1,522,968
1,762,000	iHeartCommunications, Inc. 7.25%, 10/15/27	722,420
	Ingram Micro, Inc.
1,887,000	5.00%, 02/10/22 (c)	1,924,566
3,191,000	5.45%, 09/15/24 (c)	3,293,409
4,781,000	Invista Finance LLC 4.25%, 10/15/19 144A	4,900,525
	JC Penney Corp., Inc.
2,368,000	6.38%, 10/15/36 †	1,764,160
2,434,000	7.40%, 04/01/37 (p) †	1,947,200
2,720,000	7.63%, 03/01/97	1,863,200
	L Brands, Inc.
3,975,000	6.95%, 03/01/33	3,845,813
200,000	7.60%, 07/15/37	198,000
2,882,000	Leidos Holdings, Inc. 4.45%, 09/01/20 (c)	3,054,920
	Leucadia National Corp.
4,808,000	5.50%, 01/18/23 (c)	5,187,159
1,610,000	6.63%, 07/23/43 (c)	1,713,716
2,159,000	Lexmark International, Inc. 6.38%, 03/15/20 †	2,254,870
1,675,000	McClatchy Co. 6.88%, 03/15/29	1,264,625
	MDC Holdings, Inc.
1,524,000	5.50%, 10/15/23 (c)	1,638,300
1,600,000	5.63%, 02/01/20	1,728,000
2,264,000	6.00%, 10/15/42 (c)	2,184,760
	Meccanica Holdings USA, Inc.
2,835,000	6.25%, 07/15/19 144A	3,054,713
3,070,000	6.25%, 01/15/40 144A	3,451,847
1,840,000	7.38%, 07/15/39 144A	2,235,600
2,860,000	Midcontinent Express Pipeline LLC 6.70%, 09/15/19 144A	3,070,925
	Murphy Oil Corp.
5,363,000	4.00%, 03/01/22 (c)	5,295,962
2,375,000	4.70%, 09/01/22 (c)	2,339,375
3,238,000	6.13%, 06/01/42 (c)	3,025,506
	Nabors Industries, Inc.
3,725,000	4.63%, 09/15/21	3,585,313
6,194,000	5.00%, 09/15/20	6,209,485
1,785,000	5.10%, 06/15/23 (c)	1,713,600
1,300,000	9.25%, 01/15/19	1,417,000
	New Albertsons, Inc.
983,000	6.63%, 06/01/28	865,040
500,000	7.45%, 08/01/29	452,500
3,522,000	8.00%, 05/01/31	3,240,240
1,402,000	8.70%, 05/01/30	1,345,920
3,235,000	NGPL Pipeco LLC 7.77%, 12/15/37 144A	4,027,575
1,300,000	Nine West Holdings, Inc. 6.13%, 11/15/34	234,000
	NuStar Logistics, LP
1,100,000	4.75%, 11/01/21 (c)	1,127,500
3,336,000	4.80%, 09/01/20	3,486,120
2,503,000	Och-Ziff Finance Co. LLC 4.50%, 11/20/19 † 144A	2,384,108
1,744,000	Pactiv LLC 7.95%, 12/15/25	1,957,640
	PulteGroup, Inc.
700,000	6.00%, 02/15/35	721,000
3,874,000	6.38%, 05/15/33	4,135,495
1,804,000	7.88%, 06/15/32	2,155,780
225,000	Qwest Capital Funding Inc 7.75%, 02/15/31	209,318
1,537,000	RBS Capital Trust II 6.43%, 01/03/34 (c)	1,786,763
1,844,000	Rite Aid Corp. 7.70%, 02/15/27	1,834,780
	Rockies Express Pipeline
5,380,000	5.63%, 04/15/20 144A	5,717,972
4,291,000	6.88%, 04/15/40 144A	4,749,601
	Rowan Cos, Inc.
2,716,000	4.75%, 10/15/23 (c)	2,335,760
4,041,000	4.88%, 03/01/22 (c) †	3,849,053
3,889,000	5.40%, 06/01/42 (c)	2,838,970
1,091,000	5.85%, 07/15/43 (c)	837,212
	Safeway, Inc.
1,784,000	5.00%, 08/15/19 †	1,819,680
3,716,000	7.25%, 02/01/31	3,437,300
	Sealed Air Corp.
852,000	4.88%, 09/01/22 (c) 144A	906,315
2,090,000	6.88%, 07/15/33 144A	2,432,238
	SLM Corp.
3,751,000	5.63%, 08/01/33	3,207,105
9,551,000	8.00%, 03/25/20	10,587,283
	Southwestern Energy Co.
6,898,000	4.10%, 12/15/21 (c) †	6,466,875
4,953,000	5.80%, 12/23/19 (c) †	5,126,355
6,236,000	6.70%, 10/23/24 (c)	6,171,707
	Sprint Capital Corp.
14,760,000	6.88%, 11/15/28	16,125,300
11,400,000	6.90%, 05/01/19	12,155,250
13,153,000	8.75%, 03/15/32	16,342,602
	Symantec Corp.
2,650,000	3.95%, 03/15/22 (c)	2,756,000
4,664,000	4.20%, 09/15/20	4,932,180
4,432,000	Talen Energy Supply LLC 4.60%, 09/15/21 (c) †	3,567,760
2,623,000	Tenet Healthcare Corp. 6.88%, 11/15/31	2,373,815
1,720,000	Toll Brothers Finance Corp. 6.75%, 11/01/19	1,881,250
100,000	TRW Automotive, Inc. 4.45%, 09/01/23 (c) § 144A	99,250
3,429,000	United States Cellular Corp. 6.70%, 12/15/33	3,497,580
2,233,000	United States Steel Corp. 6.65%, 06/01/37	2,099,020
	Williams Cos, Inc.
5,787,000	3.70%, 10/15/22 (c)	5,756,213
8,305,000	4.55%, 03/24/24 (c)	8,647,581
4,372,000	5.75%, 12/24/43 (c)	4,568,740
2,394,000	7.50%, 01/15/31	2,860,830
465,000	7.75%, 06/15/31	564,975
2,414,000	7.88%, 09/01/21	2,836,450
1,854,000	XPO CNW, Inc. 6.70%, 05/01/34	1,821,555
	Yum! Brands, Inc.
3,536,000	3.75%, 08/01/21 (c)	3,628,820
451,000	3.88%, 08/01/20 (c)	466,221
4,059,000	3.88%, 08/01/23 (c)	4,064,074
600,000	5.30%, 09/15/19	636,750
335,000	5.35%, 05/01/43 (c)	311,550
2,838,000	6.88%, 11/15/37	3,100,515
		589,105,762
Total Corporate Bonds (Cost: $842,383,238)		877,526,737

Number of Shares
MONEY MARKET FUND: 0.3% (Cost: $2,678,442)
2,678,442	Dreyfus Government Cash Management Fund - Institutional Shares	2,678,442
Total Investments Before Collateral for Securities Loaned: 98.3% (Cost: $845,061,680)		880,205,179

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 9.4%
Repurchase Agreements: 9.4%
$20,059,064	Repurchase agreement dated 7/31/17 with Daiwa Capital Markets America, Inc., 1.07%, due 8/1/17, proceeds $20,059,660; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 8/3/17 to 12/1/51, valued at $20,460,246 including accrued interest)	20,059,064
2,953,195	Repurchase agreement dated 7/31/17 with Deutsche Bank Securities, Inc., 1.21%, due 8/1/17, proceeds $2,953,294; (collateralized by various U.S. government and agency obligations, 3.25% to 3.25%, due 3/15/50 to 3/15/50, valued at $3,012,439 including accrued interest)	2,953,195
20,059,064	Repurchase agreement dated 7/31/17 with HSBC Securities USA, Inc., 1.03%, due 8/1/17, proceeds $20,059,638; (collateralized by various U.S. government and agency obligations, 1.63% to 3.38%, due 2/15/26 to 5/15/44, valued at $20,460,369 including accrued interest)	20,059,064
7,676,617	Repurchase agreement dated 7/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.04%, due 8/1/17, proceeds $7,676,839; (collateralized by various U.S. government and agency obligations, 0.13% to 1.00%, due 3/15/18 to 7/15/24, valued at $7,830,150 including accrued interest)	7,676,617
13,644,619	Repurchase agreement dated 7/31/17 with Mizuho Securities USA, Inc., 1.06%, due 8/1/17, proceeds $13,645,021; (collateralized by various U.S. government and agency obligations, 3.00% to 4.00%, due 4/1/27 to 8/1/47, valued at $13,917,511 including accrued interest)	13,644,619
20,059,064	Repurchase agreement dated 7/31/17 with Nomura Securities International, Inc., 1.06%, due 8/1/17, proceeds $20,059,655; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 8/4/17 to 6/20/67, valued at $20,460,246 including accrued interest)	20,059,064
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $84,451,623)		84,451,623
Total Investments: 107.7% (Cost: $929,513,303)		964,656,802
Liabilities in excess of other assets: (7.7)%		(69,035,853)
NET ASSETS: 100.0%		$895,620,949

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $77,609,581.
§	Illiquid Security — the aggregate value of illiquid securities is $99,250 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $148,792,568, or 16.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	25.4%	$223,559,350
Communications	17.7	155,927,570
Consumer, Cyclical	6.1	53,500,802
Consumer, Non-cyclical	4.1	36,358,849
Diversified	0.8	6,900,875
Energy	24.6	216,785,992
Financial	11.4	100,166,775
Industrial	3.8	32,872,820
Technology	5.2	45,885,834
Utilities	0.6	5,567,870
Money Market Fund	0.3	2,678,442
	100.0%	$880,205,179

The summary of inputs used to value the Fund’s investments as of July 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$877,526,737	$—	$877,526,737
Money Market Fund	2,678,442	—	—	2,678,442
Repurchase Agreements	—	84,451,623	—	84,451,623
Total	$2,678,442	$961,978,360	$—	$964,656,802

* See Schedule of Investments for security type and geographic country breakouts.

There were no transfers between levels during the period ended July 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2017 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 66.4%
Australia: 2.0%
USD	200,000	Westpac Banking Corp. 3.10%, 06/03/21 Reg S	$161,098
Brazil: 1.3%
	100,000	Banco Nacional de Desenvolvimento Economico e Social 4.75%, 05/09/24 Reg S	99,000
Cayman Islands: 3.7%
	100,000	Fibria Overseas Finance Ltd. 5.50%, 01/17/27	104,250
	200,000	MTR Corp. CI Ltd. 2.50%, 11/02/26 Reg S	192,880
			297,130
China / Hong Kong: 3.9%
		Bank of China Ltd.
	100,000	0.75%, 07/12/21 Reg S	117,722
	200,000	2.25%, 07/12/21 Reg S	196,253
			313,975
France: 12.6%
		Electricite de France SA
	200,000	1.00%, 07/13/26 (c) Reg S	228,654
	100,000	2.25%, 04/27/21 Reg S	127,306
	50,000	3.63%, 07/13/25 (c) 144A	51,729
		Engie SA
	100,000	1.50%, 12/27/27 (c) Reg S	119,930
	100,000	2.38%, 05/19/26 Reg S	130,977
	100,000	SNCF Reseau EPIC 1.00%, 11/09/31 Reg S	111,882
	100,000	Societe Generale SA 0.75%, 11/25/20 Reg S	120,882
	100,000	Unibail-Rodamco SE 1.00%, 03/14/25 Reg S	118,685
			1,010,045
Germany: 12.8%
	100,000	Berlin Hyp AG 0.50%, 09/26/23	118,045
		Kreditanstalt fuer Wiederaufbau
	220,000	0.38%, 07/22/19 Reg S	263,826
SEK	1,410,000	0.50%, 01/27/21	175,928
USD	130,000	1.88%, 11/30/20	130,536
	100,000	2.00%, 11/30/21	100,419
		NRW Bank
	100,000	0.25%, 11/05/18 Reg S	118,950
	100,000	0.88%, 11/10/25 Reg S	120,894
			1,028,598
Mexico: 1.3%
	100,000	Mexico City Airport Trust 4.25%, 07/31/26 (c) 144A	103,125
Netherlands: 16.9%
	200,000	ABN AMRO Bank NV 0.63%, 05/31/22 Reg S	239,880
	100,000	Enel Finance International NV 1.00%, 09/16/24 Reg S	118,950
	200,000	Iberdrola International BV 1.13%, 04/21/26 Reg S	235,576
	200,000	ING Bank NV 2.00%, 11/26/18 144A	200,489
		Nederlandse Waterschapsbank NV
SEK	900,000	0.70%, 01/25/23 Reg S	110,889
USD	250,000	1.00%, 09/03/25 Reg S	305,974
	120,000	TenneT Holding BV 0.88%, 03/04/21 (c) Reg S	145,646
			1,357,404
Spain: 1.5%
	100,000	Iberdrola Finanzas SA 1.00%, 12/07/23 (c) Reg S	119,760
United States: 10.4%
		Apple, Inc.
	100,000	2.85%, 12/23/22 (c)	102,614
	100,000	3.00%, 03/20/27 (c)	99,780
	100,000	Bank of America Corp. 2.15%, 11/09/19 (c)	99,981
	100,000	Digital Realty Trust LP 3.95%, 05/01/22 (c)	105,575
	100,000	MidAmerican Energy Co. 3.10%, 02/01/27 (c)	101,086
		Southern Power Co.
EUR	100,000	1.00%, 06/20/22	119,548
USD	100,000	1.95%, 12/15/19	99,658
	100,000	TerraForm Power Operating LLC 6.38%, 02/01/18 (c) (s) 144A	104,500
			832,742
Total Corporate Bonds (Cost: $5,031,104)			5,322,877
GOVERNMENT OBLIGATIONS: 33.0%
Canada: 1.9%
		Province of Ontario Canada
	70,000	1.75%, 10/09/18	56,255
	120,000	1.95%, 01/27/23	94,565
			150,820
France: 8.5%
	450,000	French Republic Government Bond OAT 1.75%, 06/25/39 Reg S 144A	549,324
	100,000	Region of Ile de France 2.38%, 04/24/26 Reg S	133,924
			683,248
South Korea: 1.2%
	100,000	Export-Import Bank of Korea 1.75%, 02/27/18	99,967
Supranational: 18.4%
	100,000	African Development Bank 1.38%, 12/17/18	99,887
	100,000	Asian Development Bank 1.00%, 08/16/19	98,953
		European Investment Bank
	200,000	0.50%, 11/15/23 Reg S	241,194
	150,000	1.38%, 11/15/19	184,232
	100,000	2.13%, 04/13/26	97,734
	80,000	2.25%, 03/07/20 Reg S	110,150
	200,000	2.50%, 10/15/24	203,101
	150,000	International Bank for Reconstruction & Development 2.13%, 03/03/25	147,957
	120,000	International Finance Corp. 2.13%, 04/07/26	117,457
		Nordic Investment Bank
	200,000	0.16%, 04/23/20	24,843
	400,000	0.63%, 01/20/21 Reg S	50,154
	100,000	2.25%, 09/30/21	101,442
			1,477,104
Sweden: 1.3%
	100,000	Svensk Exportkredit AB 1.88%, 06/23/20	100,421
United Kingdom: 1.7%
	100,000	Transport for London 2.13%, 04/24/25 Reg S	138,633
Total Government Obligations (Cost: $2,499,649)			2,650,193
Total Investments: 99.4% (Cost: $7,530,753)			7,973,070
Other assets less liabilities: 0.6%			46,745
NET ASSETS: 100.0%			$8,019,815

EUR	Euro
SEK	Swedish Krona
USD	United States Dollar
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,009,167, or 12.6% of net assets.

Summary of Investments by Sector	% of Investments	Value
Basic Materials	1.3%	$104,250
Consumer, Non-cyclical	1.4	111,882
Energy	1.3	104,500
Financial	36.4	2,905,026
Government	33.3	2,650,193
Industrial	3.7	296,005
Technology	2.5	202,394
Utilities	20.1	1,598,820
	100.0%	$7,973,070

The summary of inputs used to value the Fund’s investments as of July 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$5,322,877	$—	$5,322,877
Government Obligations*	—	2,650,193	—	2,650,193
Total	$—	$7,973,070	$—	$7,973,070

* See Schedule of Investments for security type and geographic country breakouts.

There were no transfers between levels during the period ended July 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2017 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 96.2%
Argentina: 1.2%
USD	200,000	Arcor SAIC 6.00%, 07/06/20 (c) 144A	$213,900
		Pampa Energia SA
	100,000	7.38%, 07/21/20 (c) † 144A	104,850
	200,000	7.50%, 01/24/22 (c) 144A	208,000
		Pan American Energy LLC
	150,000	7.88%, 05/07/21 Reg S	162,509
	25,000	7.88%, 05/07/21 144A	27,085
		YPF SA
	765,000	8.50%, 07/28/25 † 144A	851,292
	65,000	8.88%, 12/19/18 † 144A	69,823
			1,637,459
Australia: 0.5%
	300,000	FMG Resources 5.13%, 02/15/24 (c) † 144A	312,375
EUR	200,000	Origin Energy Finance Limited 4.00%, 09/16/19 (c) Reg S	243,864
USD	150,000	Virgin Australia Holdings Ltd 7.88%, 10/15/21 144A	156,375
			712,614
Austria: 1.3%
	500,000	JBS Investments GmbH 7.25%, 04/03/19 (c) † 144A	488,750
	380,000	JBS USA LLC 7.25%, 08/31/17 (c) 144A	388,075
EUR	300,000	Raiffeisen Bank International 4.50%, 02/21/20 (c) Reg S	378,796
	200,000	Sappi Papier Holding GmbH 3.38%, 04/01/18 (c) Reg S	243,890
	200,000	Wienerberger AG 5.00%, 02/09/21 (c)	253,584
			1,753,095
Barbados: 0.2%
USD	250,000	Columbus Cable Barbados Ltd. 7.38%, 03/30/18 (c) 144A	267,500
Belgium: 0.2%
EUR	200,000	Barry Callebaut Services NV 5.63%, 06/15/21 Reg S	281,498
Bermuda: 0.7%
USD	400,000	Digicel Group Ltd. 7.13%, 08/31/17 (c) † 144A	357,200
	340,000	Digicel Ltd. 6.00%, 08/31/17 (c) 144A	331,755
	200,000	Inkia Energy Ltd. 8.38%, 08/31/17 (c) 144A	206,700
	325,000	Noble Group Ltd. 6.75%, 01/29/20 144A	117,813
			1,013,468
Brazil: 3.4%
	570,000	Banco Bradesco SA 5.90%, 01/16/21 144A	608,475
	380,000	Banco BTG Pactual SA 5.75%, 09/28/22 Reg S	337,820
		Banco do Brasil SA
	200,000	3.88%, 10/10/22	195,500
	770,000	5.88%, 01/19/23 144A	808,500
	200,000	Banco Votorantim SA 7.38%, 01/21/20 144A	214,100
	450,000	Caixa Economica Federal 3.50%, 11/07/22 144A	438,750
	75,000	Centrais Eletricas Brasileiras SA 6.88%, 07/30/19 144A	80,156
	300,000	Centrais Eletricas Brasileiras SA 5.75%, 10/27/21 † 144A	312,450
	1,170,000	Itau Unibanco Holding SA 5.13%, 05/13/23 144A	1,216,800
	450,000	Votorantim Cimentos SA 7.25%, 04/05/41 144A	465,750
			4,678,301
British Virgin Islands: 2.2%
	100,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	109,750
	200,000	Easy Tactic Ltd. 5.75%, 01/13/20 (c) Reg S	199,444
	500,000	Fortune Star BVI Ltd. 5.25%, 03/23/20 (c) Reg S	484,858
	150,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	153,750
	200,000	Greenland Global Investment Ltd. 5.88%, 07/03/24 Reg S	204,176
	300,000	GTL Trade Finance, Inc. 5.89%, 01/29/24 (c) 144A	312,750
	200,000	Hanrui Overseas Investment Co. Ltd. 4.90%, 06/28/19 Reg S	190,005
	200,000	Oceanwide Holdings International Co. Ltd. 9.63%, 08/11/18 (c) (p) Reg S	208,713
	400,000	RKI Overseas Finance 2016 A Ltd. 5.00%, 08/09/19 † Reg S	402,546
	200,000	Studio City Co. Ltd. 7.25%, 11/30/18 (c) 144A	215,200
	200,000	Studio City Finance Ltd. 8.50%, 08/31/17 (c) 144A	207,500
	200,000	Wanda Properties International Co. Ltd. 7.25%, 01/29/24 Reg S	204,484
	200,000	Zhongrong International Bond 2016 Ltd. 6.95%, 06/21/19 Reg S	201,505
			3,094,681
Bulgaria: 0.2%
EUR	200,000	Bulgarian Energy Holding 4.25%, 11/07/18 Reg S	244,967
Canada: 6.5%
USD	125,000	Air Canada 7.75%, 04/15/21 † 144A	143,906
	270,000	Baytex Energy Corp. 5.63%, 06/01/19 (c) 144A	237,600
	100,000	Bombardier Inc 7.50%, 03/15/20 (c) 144A	106,125
		Bombardier, Inc.
EUR	300,000	6.13%, 05/15/21 Reg S	385,530
USD	445,000	6.13%, 01/15/23 144A	455,012
CAD	399,000	7.35%, 12/22/26 144A	320,655
USD	300,000	Brookfield Residential 6.50%, 08/31/17 (c) 144A	311,250
	150,000	Cascades, Inc. 5.50%, 08/31/17 (c) 144A	156,000
	400,000	Concordia Healthcare Corp. 9.50%, 12/15/18 (c) 144A	82,000
	200,000	Eldorado Gold Corp. 6.13%, 08/31/17 (c) 144A	205,000
	200,000	Emera Inc. 6.75%, 06/15/26 (c) †	229,000
		First Quantum Minerals Ltd.
	471,000	7.00%, 02/15/18 (c) 144A	491,017
	100,000	7.50%, 04/01/20 (c) 144A	102,900
	150,000	GFL Environmental Inc 9.88%, 02/01/18 (c) 144A	163,125
CAD	150,000	Great Canadian Gaming Corp. 6.63%, 08/30/17 (c) 144A	124,745
USD	200,000	Hudbay Minerals Inc 7.63%, 01/15/20 (c) 144A	220,500
	250,000	Jupiter Resources, Inc. 8.50%, 10/01/17 (c) 144A	178,750
	275,000	Kinross Gold Corp. 5.95%, 12/15/23 (c)	301,125
	256,000	Lightstream Resources 8.63%, 11/27/65 (c) (d) * 144A	1,920
	250,000	Lundin Mining Corp. 7.50%, 11/01/17 (c) 144A	262,875
	200,000	Mattamy Group Corp 6.88%, 12/15/19 (c) 144A	204,500
	450,000	MEG Energy Corp. 6.38%, 08/31/17 (c) 144A	379,125
	200,000	New Gold, Inc. 6.25%, 11/15/17 (c) 144A	208,000
	660,000	New Red Finance, Inc. 6.00%, 10/01/17 (c) 144A	683,100
	100,000	Northern Blizzard Resources, Inc. 7.25%, 08/31/17 (c) 144A	101,500
	350,000	NOVA Chemicals Corp. 5.25%, 08/01/18 (c) 144A	361,812
	300,000	Open Text Corp. 5.63%, 01/15/18 (c) 144A	316,500
	280,000	Precision Drilling Corp. 6.50%, 08/31/17 (c)	276,500
		Quebecor Media, Inc.
	440,000	5.75%, 01/15/23	475,750
CAD	320,000	6.63%, 01/15/23 144A	280,836
USD	300,000	Seven Generations Energy Ltd. 8.25%, 08/31/17 (c) 144A	315,000
CAD	200,000	Sobeys, Inc. 4.70%, 05/08/23 (c)	164,852
		Teck Resources Ltd.
USD	250,000	4.75%, 10/15/21 (c)	264,278
	450,000	6.25%, 01/15/41 (c)	491,062
			9,001,850
Cayman Islands: 5.8%
	200,000	Agile Group Holdings Ltd. 9.00%, 05/21/18 (c) Reg S	215,504
	200,000	Alpha Star Holding Ltd. 4.97%, 04/09/19 Reg S	204,000
	200,000	Batelco International Finance No. 1 Ltd. 4.25%, 05/01/20 Reg S	199,826
	200,000	CAR, Inc. 6.13%, 02/04/18 (c) 144A	207,500
	200,000	Central China Real Estate Ltd 8.75%, 01/23/19 (c) Reg S	213,208
		China Evergrande Group
	200,000	8.25%, 03/23/20 (c) Reg S	205,573
	500,000	9.50%, 03/29/21 (c) Reg S	521,204
	200,000	CIFI Holdings Group Co. Ltd. 7.75%, 06/05/18 (c) Reg S	213,538
	640,000	Country Garden Holdings Co. Ltd. 7.50%, 01/10/18 (c) 144A	673,140
	360,000	Evergrande Real Estate Group Ltd. 8.75%, 08/05/17 (c) 144A	375,300
	150,000	Global A&T Electronics Ltd. 10.00%, 08/31/17 (c) 144A	111,000
	200,000	Greenland Hong Kong Holdings Ltd. 3.88%, 07/28/19 Reg S	197,510
	200,000	Grupo Aval Ltd. 4.75%, 09/26/22 144A	205,000
	200,000	Industrial Senior Trust 5.50%, 11/01/22 Reg S	203,000
	400,000	KWG Property Holdings Ltd. 8.98%, 08/30/17 (c) Reg S	416,499
	200,000	Latam Finance Ltd. 6.88%, 04/11/21 (c) 144A	205,600
	200,000	Longfor Properties Co. Ltd. 6.75%, 01/29/18 (c) Reg S	210,432
	200,000	MAF Global Securities Ltd. 7.13%, 10/29/18 (c) Reg S	208,618
	100,000	MIE Holdings Corp. 7.50%, 08/31/17 (c) 144A	65,249
	500,000	Noble Holding International Ltd. 7.70%, 01/01/25 (c) †	388,125
	400,000	Park Aerospace Holdings Ltd 5.50%, 02/15/24 144A	408,250
	200,000	Sable International Finance Ltd. 6.88%, 08/01/18 (c) 144A	216,750
	400,000	Shimao Property Holdings Ltd. 8.38%, 02/10/19 (c) Reg S	441,874
	200,000	Suzano Trading Ltd. 5.88%, 01/23/21 144A	215,250
	200,000	TAM Capital 3, Inc. 8.38%, 08/31/17 (c) 144A	205,750
	200,000	Times Property Holdings Ltd 11.45%, 03/05/18 (c) Reg S	218,632
EUR	200,000	UPCB Finance IV Ltd 4.00%, 01/15/21 (c) Reg S	247,851
USD	235,000	UPCB Finance IV Ltd. 5.38%, 01/15/20 (c) 144A	246,163
	260,000	Wynn Macau Ltd. 5.25%, 08/31/17 (c) 144A	265,850
	300,000	Yuzhou Properties Co Ltd 6.00%, 10/25/20 (c) † Reg S	299,513
			8,005,709
Chile: 0.1%
	200,000	Empresa Electrica Guacolda SA 4.56%, 01/30/25 (c) 144A	195,149
China / Hong Kong: 0.9%
	400,000	Bank of East Asia Ltd. 5.50%, 12/02/20 (c) Reg S	404,396
	600,000	China Cinda Asset Management Co. Ltd. 4.45%, 09/30/21 (c) Reg S	597,534
	200,000	ICBC Asia Ltd. 4.25%, 07/21/21 (c) Reg S	199,234
			1,201,164
Colombia: 1.4%
	100,000	Banco Davivienda SA 5.88%, 07/09/22 Reg S	107,700
	400,000	Banco de Bogota SA 5.38%, 02/19/23 144A	424,000
		Banco GNB Sudameris SA
	80,000	7.50%, 07/30/22 Reg S	87,800
	50,000	7.50%, 07/30/22 144A	54,875
	400,000	Bancolombia SA 5.13%, 09/11/22	420,200
	765,000	Colombia Telecomunicaciones SA, ESP 5.38%, 09/27/17 (c) Reg S	776,475
			1,871,050
Denmark: 0.1%
EUR	150,000	TDC A/S 3.50%, 02/26/21 (c) Reg S	182,465
Finland: 0.8%
		Nokia OYJ
USD	295,000	5.38%, 05/15/19	312,331
	225,000	6.63%, 05/15/39	262,125
	150,000	Stora Enso OYJ 7.25%, 04/15/36 144A	177,750
EUR	275,000	Teollisuuden Voima OYJ 2.13%, 11/04/24 (c) Reg S	321,730
			1,073,936
France: 6.0%
	200,000	Accor SA 4.13%, 06/30/20 (c) Reg S	249,654
	170,000	BPCE SA 12.50%, 09/30/19 (c) Reg S	251,846
	300,000	Casino Guichard Perrachon 4.87%, 01/31/19 (c) Reg S	360,719
		Casino Guichard Perrachon SA
	300,000	4.50%, 12/07/23 (c) Reg S	397,298
	300,000	4.56%, 01/25/23 Reg S	401,973
USD	290,000	Cie Generale de Geophysique Veritas 6.50%, 06/01/19 (c) (d) *	100,050
EUR	150,000	CMA CGM SA 7.75%, 01/15/18 (c) † Reg S	186,352
	200,000	Elis SA 3.00%, 04/30/18 (c) Reg S	243,790
	200,000	Europcar Groupe SA 5.75%, 06/15/18 (c) Reg S	250,277
	275,000	Faurecia 3.13%, 06/15/18 (c) Reg S	335,724
	300,000	Loxam SAS 4.88%, 08/10/17 (c) 144A	364,533
		New AREVA Holding SA
	200,000	3.13%, 12/20/22 (c) Reg S	247,108
	100,000	4.38%, 11/06/19 †	127,187
	300,000	4.88%, 09/23/24	400,473
	100,000	Nexans SA 3.25%, 02/26/21 (c) Reg S	128,758
	360,000	Peugeot SA 2.38%, 04/14/23 Reg S	452,241
	200,000	Rexel SA 3.50%, 06/15/19 (c) Reg S	248,879
		SFR Group SA
	530,000	5.63%, 05/15/19 (c) 144A	680,800
USD	1,000,000	6.00%, 08/31/17 (c) 144A	1,047,480
	300,000	7.38%, 05/01/21 (c) 144A	325,875
EUR	200,000	Societe Generale SA 9.38%, 09/04/19 (c) Reg S	277,065
	350,000	Solvay Finance, Inc. 4.20%, 05/12/19 (c) Reg S	435,887
USD	300,000	SPCM SA 4.88%, 09/15/20 (c) 144A	308,625
EUR	200,000	Tereos Finance Groupe I SA 4.25%, 03/04/19 (c)	248,638
	200,000	Vallourec SA 3.25%, 08/02/19 Reg S	242,434
			8,313,666
Germany: 3.5%
	200,000	Deutsche Lufthansa AG 5.13%, 02/12/21 (c) Reg S	258,426
	150,000	Hapag-Lloyd AG 6.75%, 02/01/19 (c) Reg S	189,893
USD	300,000	IHO Verwaltungs GmbH 4.75%, 09/15/21 (c) 144A	306,375
EUR	300,000	K+S AG 3.00%, 06/20/22 Reg S	377,904
	300,000	Metro Wholesale & Food 1.50%, 03/19/25 Reg S	351,628
USD	200,000	Norddeutsche Landesbank Girozentrale 6.25%, 04/10/24 Reg S	193,284
		RWE AG
EUR	275,000	2.75%, 10/21/20 (c) Reg S	328,422
GBP	100,000	7.00%, 03/20/19 (c) Reg S	140,963
EUR	160,000	Techem GmbH 6.13%, 08/10/17 (c) Reg S	194,164
		ThyssenKrupp AG
	550,000	3.13%, 07/25/19 (c) Reg S	685,006
	345,000	4.00%, 08/27/18	423,432
	180,000	Trionista HoldCo GmbH 5.00%, 08/30/17 (c) Reg S	216,554
		Unitymedia Hessen GmbH & Co.
	510,000	4.00%, 01/15/20 (c) Reg S	639,259
	405,000	5.50%, 09/15/17 (c) Reg S	493,701
			4,799,011
India: 0.3%
USD	200,000	Delhi International Airport Ltd. 6.13%, 02/03/22 Reg S	210,518
	200,000	JSW Steel Ltd. 5.25%, 04/13/22 † Reg S	202,699
			413,217
Ireland: 3.9%
	200,000	AK Transneft OJSC 8.70%, 08/07/18 144A	211,870
	320,000	Alfa Bank 7.75%, 04/28/21 Reg S	363,211
EUR	200,000	Allied Irish Banks PLC 4.13%, 11/26/20 (c) Reg S	254,664
		Ardagh Packaging Finance Plc
	426,039	4.25%, 08/01/17 (c) Reg S	513,828
USD	400,000	4.63%, 05/15/19 (c) 144A	410,500
		Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc
EUR	300,000	2.75%, 03/15/20 (c) Reg S	363,322
	200,000	4.13%, 05/15/19 (c) Reg S	251,606
	200,000	Bank of Ireland 4.25%, 06/11/19 (c) Reg S	250,023
	500,000	Gazprombank OJSC 4.00%, 07/01/19 Reg S	618,252
USD	200,000	Metalloinvest Finance Ltd. 5.63%, 04/17/20 144A	211,396
	250,000	Mobile Telesystems OJSC 5.00%, 05/30/23 144A	256,360
	310,000	Rosneft Oil Co. 4.20%, 03/06/22 144A	311,468
	675,000	Russian Railways 5.70%, 04/05/22 Reg S	724,973
	200,000	SCF Capital Ltd. 5.38%, 06/16/23 144A	207,354
EUR	300,000	Smurfit Kappa Acquisitions Unltd Co 2.38%, 11/01/23 (c) Reg S	364,808
			5,313,635
Italy: 7.1%
	200,000	Astaldi SpA 7.13%, 08/30/17 (c) Reg S	244,354
	100,000	Autostrada Brescia Verona Vicenza Padova SpA 2.38%, 03/20/20 Reg S	124,842
	200,000	Banca Monte dei Paschi di Siena SpA 3.63%, 04/01/19 Reg S	245,390
		Banco Popolare SC
	300,000	3.50%, 03/14/19 Reg S	368,162
	350,000	6.00%, 11/05/20 Reg S	437,899
	175,000	Buzzi Unicem SpA 6.25%, 09/28/18 Reg S	221,316
	700,000	Enel SpA 6.50%, 01/10/19 (c) Reg S	893,488
	200,000	Iccrea Banca SpA 1.88%, 11/25/19 Reg S	242,158
		Intesa Sanpaolo SpA
	250,000	5.00%, 09/23/19 Reg S	321,884
	300,000	6.63%, 09/13/23 Reg S	441,477
	550,000	8.38%, 10/14/19 (c) Reg S	738,080
		Leonardo Finmeccanica SpA
	267,000	4.88%, 03/24/25	384,320
	100,000	5.25%, 01/21/22	140,089
GBP	175,000	8.00%, 12/16/19	267,914
EUR	200,000	Mediobanca SpA 5.00%, 11/15/20	265,460
	200,000	Salini Impregilo SpA 3.75%, 06/24/21 Reg S	258,753
		Telecom Italia SpA
	450,000	5.25%, 02/10/22 Reg S	639,627
USD	450,000	5.30%, 05/30/24 144A	497,812
EUR	100,000	5.38%, 01/29/19 Reg S	127,397
GBP	800,000	6.38%, 06/24/19	1,154,450
		UniCredit SpA
EUR	200,000	5.75%, 10/28/20 (c) Reg S	263,064
	500,000	6.95%, 10/31/22 Reg S	722,628
	200,000	Unione di Banche Italiane SpA 4.25%, 05/05/21 (c) Reg S	243,780
	200,000	Unipol Gruppo Finanziario SpA 3.00%, 03/18/25 Reg S	239,046
	200,000	UnipolSai Assicurazioni SpA 5.75%, 06/18/24 (c) Reg S	247,958
			9,731,348
Japan: 1.3%
USD	1,250,000	SoftBank Corp. 4.50%, 04/15/20 144A	1,292,187
	450,000	SoftBank Group Corp. 6.00%, 04/30/25 (c) Reg S	489,010
			1,781,197
Kazakhstan: 0.9%
	200,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 01/28/21 † 144A	220,587
		KazMunayGas National Co. JSC
	500,000	5.75%, 04/19/47 144A	482,704
	350,000	6.38%, 04/09/21 144A	383,187
	200,000	Zhaikmunai International BV 7.13%, 08/31/17 (c) 144A	203,109
			1,289,587
Luxembourg: 13.4%
	220,000	ALROSA Finance SA 7.75%, 11/03/20 144A	249,142
		Altice Financing SA
EUR	300,000	5.25%, 02/15/18 (c) Reg S	375,180
USD	865,000	6.63%, 02/15/18 (c) 144A	918,522
	1,170,000	Altice SA 7.75%, 08/31/17 (c) 144A	1,244,587
	375,000	ArcelorMittal 7.25%, 03/01/41 (s)	435,000
		ArcelorMittal
EUR	250,000	3.00%, 04/09/21 Reg S	318,174
USD	260,000	6.75%, 02/25/22 (s)	294,450
	380,000	7.50%, 10/15/39 (s)	450,300
GBP	100,000	Cabot Financial Luxembourg SA 6.50%, 08/30/17 (c) Reg S	136,329
EUR	200,000	Cirsa Funding Luxembourg SA 5.88%, 05/15/18 (c) Reg S	249,573
	340,000	CNH Industrial Finance Europe SA 2.88%, 05/17/23 Reg S	435,301
	100,000	Codere Finance SA 6.75%, 10/31/18 (c) Reg S	120,485
USD	200,000	Consolidated Energy Finance SA 6.75%, 08/31/17 (c) 144A	204,750
	200,000	Cosan Luxembourg SA 7.00%, 01/20/22 (c) 144A	208,500
		CSN Resources SA
	220,000	6.50%, 07/21/20 Reg S	167,750
	200,000	6.50%, 07/21/20 † 144A	152,500
EUR	275,000	Dufry Finance SCA 4.50%, 08/30/17 (c) Reg S	337,032
		Evraz Group SA
USD	300,000	6.50%, 04/22/20 Reg S	317,250
	180,000	6.50%, 04/22/20 144A	190,350
EUR	490,000	Fiat Chrysler Finance Europe 4.75%, 07/15/22 Reg S	650,726
	200,000	Garfunkelux Holdco 3 SA 7.50%, 08/01/18 (c) Reg S	253,377
		Gazprom Neft OAO
USD	450,000	4.38%, 09/19/22 144A	455,923
	100,000	6.00%, 11/27/23 144A	109,113
		Gazprom OAO
	540,000	4.95%, 07/19/22 144A	564,268
	1,080,000	7.29%, 08/16/37 144A	1,280,207
	600,000	9.25%, 04/23/19 (p) 144A	662,873
EUR	100,000	Gestamp Funding Luxembourg SA 3.50%, 05/15/19 (c) Reg S	124,018
	300,000	INEOS Group Holdings SA 5.38%, 08/01/19 (c) Reg S	379,692
	150,000	Intralot Capital Luxembourg SA 6.00%, 08/30/17 (c) Reg S	183,021
	200,000	Matterhorn Telecom SA 3.88%, 05/01/18 (c) Reg S	243,415
USD	320,000	MHP SA 8.25%, 04/02/20 144A	342,126
	400,000	Millicom International Cellular 6.63%, 10/15/17 (c) 144A	417,584
	400,000	Minerva Luxembourg SA 6.50%, 09/20/21 (c) 144A	401,500
	200,000	Offshore Drilling Holding SA 8.38%, 09/20/17 (c) 144A	75,000
	300,000	Puma International Financing SA 6.75%, 08/30/17 (c) Reg S	310,344
	200,000	Rosneft Finance SA 7.25%, 02/02/20 144A	218,989
		Sberbank of Russia
	360,000	5.13%, 10/29/22 144A	372,930
	200,000	5.18%, 06/28/19 Reg S	209,076
	490,000	6.13%, 02/07/22 144A	535,258
EUR	200,000	SES SA 4.63%, 01/02/22 (c) Reg S	253,951
	150,000	Swissport Investments SA 6.75%, 06/15/18 (c) Reg S	190,995
	100,000	Takko Luxembourg 2 SCA 9.88%, 08/10/17 (c) Reg S	116,146
	520,000	Telecom Italia Finance SA 7.75%, 01/24/33	913,370
USD	200,000	TMK OAO Via TMK Capital SA 6.75%, 04/03/20 Reg S	209,560
	100,000	Tonon Luxembourg SA 10.50%, 05/14/19 (c) (d) (s) * 144A	42,375
	200,000	Vm Holding SA 5.38%, 02/04/27 (c) 144A	208,000
	400,000	VTB Bank SA 6.95%, 10/17/22 144A	433,239
		Wind Acquisition Finance SA
EUR	100,000	4.00%, 08/10/17 (c) Reg S	119,568
	350,000	4.00%, 08/10/17 (c) 144A	418,489
USD	400,000	6.50%, 08/31/17 (c) 144A	414,000
	510,000	7.38%, 08/31/17 (c) 144A	531,280
			18,445,588
Marshall Islands: 0.1%
	100,000	Teekay Corp. 8.50%, 01/15/20 †	101,000
Mauritius: 0.2%
	300,000	MTN Mauritius Investments Ltd. 4.76%, 11/11/24 144A	289,800
Mexico: 0.6%
	200,000	BBVA Bancomer SA 7.25%, 04/22/20 † 144A	219,500
	170,000	Tenedora Nemak SA 5.50%, 02/28/18 (c) 144A	175,950
	200,000	TV Azteca SAB de CV 7.63%, 09/18/17 (c) Reg S	207,200
	200,000	Unifin Financiera SA de CV 7.25%, 09/27/20 (c) 144A	203,900
			806,550
Netherlands: 10.7%
EUR	300,000	ATF Netherlands BV 3.75%, 01/20/23 (c) Reg S	359,685
USD	200,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) 144A	171,500
	200,000	CNH Industrial NV 4.50%, 08/15/23	212,500
EUR	310,000	Constellium NV 4.63%, 05/15/18 (c) Reg S	372,822
	200,000	Delta Lloyd NV 4.38%, 06/13/24 (c) Reg S	252,346
USD	200,000	EA Partners I BV 6.88%, 09/28/20 † Reg S	190,900
		Fiat Chrysler Automobiles NV
EUR	420,000	3.75%, 03/29/24 Reg S	534,408
USD	200,000	5.25%, 04/15/23 †	208,250
	200,000	First Bank of Nigeria Ltd. 8.00%, 07/23/19 (c) 144A	184,492
EUR	300,000	Gas Natural Fenosa Finance BV 4.13%, 11/18/22 (c) Reg S	381,696
USD	200,000	Greenko Dutch BV 5.25%, 07/24/20 (c) 144A	200,500
EUR	150,000	Grupo Antolin Dutch BV 5.13%, 06/30/18 (c) Reg S	188,703
USD	230,000	InterGen NV 7.00%, 06/30/18 (c) 144A	226,550
	250,000	Kazakhstan Temir Zholy Finance BV 6.95%, 07/10/42 144A	270,457
GBP	349,000	Koninklijke KPN NV 6.88%, 03/14/20 (c) Reg S	513,171
USD	200,000	Listrindo Capital BV 4.95%, 09/14/21 (c) 144A	201,800
	475,000	Majapahit Holding BV 7.75%, 01/20/20 144A	533,805
	360,000	Marfrig Holding Europe BV 8.00%, 06/08/19 (c) 144A	374,850
	200,000	Metinvest BV 9.37%, 12/31/21 Reg S	190,684
	570,000	Nxp Bv / Nxp Funding LLC 5.75%, 03/15/18 (c) 144A	599,355
	200,000	NXP BV / NXP Funding LLC 3.88%, 09/01/22 144A	208,500
		Petrobras Global Finance BV
EUR	950,000	3.25%, 04/01/19 Reg S	1,165,133
USD	710,000	4.38%, 05/20/23 †	689,587
EUR	250,000	4.75%, 01/14/25	309,983
USD	600,000	7.88%, 03/15/19	646,800
	1,240,000	Petrobras International Finance Co. 5.38%, 01/27/21	1,277,200
EUR	200,000	Phoenix PIB Dutch Finance BV 3.63%, 07/30/21 Reg S	262,181
	350,000	Repsol International Finance BV 3.88%, 03/25/21 (c) Reg S	437,154
	200,000	Saipem Finance International BV 3.75%, 09/08/23 Reg S	243,322
USD	200,000	Samvardhana Motherson Automotive Systems Group BV 4.88%, 06/16/19 (c) Reg S	209,332
		Schaeffler Finance BV
EUR	250,000	3.50%, 08/30/17 (c) 144A	301,173
	50,000	3.50%, 08/30/17 (c) Reg S	60,235
	400,000	Stichting Afwikkeling Onderhandse Schulden SNS REAAL 11.25%, 11/27/19 (c) (d) * Reg S	8,583
	400,000	Telefonica Europe BV 6.50%, 09/18/18 (c) Reg S	502,427
	175,000	TenneT Holding BV 3.00%, 06/01/24 (c) Reg S	211,022
USD	690,000	VimpelCom Holdings BV 5.95%, 02/13/23 144A	742,447
	240,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	256,500
EUR	450,000	Ziggo Bond Co BV 7.13%, 05/15/19 (c) Reg S	601,280
		Ziggo Secured Finance BV
	200,000	3.75%, 01/15/20 (c) Reg S	247,980
USD	200,000	5.50%, 01/15/22 (c) 144A	207,500
			14,756,813
Nigeria: 0.3%
	200,000	Access Bank Plc 10.50%, 10/19/21 144A	215,844
	200,000	Guaranty Trust Bank PLC 6.00%, 11/08/18 144A	203,256
			419,100
Panama: 0.1%
	200,000	AES Panama SRL 6.00%, 06/25/19 (c) 144A	211,250
Peru: 0.2%
	200,000	Cia Minera Ares SAC 7.75%, 01/23/18 (c) 144A	213,500
Saudi Arabia: 0.1%
	200,000	Dar Al-Arkan Sukuk Co. Ltd. 6.50%, 05/28/19 † Reg S	198,925
Singapore: 0.4%
	350,000	ABJA Investment Co. Pte Ltd. 5.95%, 07/31/24 † Reg S	372,312
	150,000	Bakrie Telecom Pte Ltd. 11.50%, 05/07/15 (d) (e) * Reg S	2,888
	200,000	Theta Capital Pte Ltd 6.75%, 10/31/21 (c) Reg S	199,270
			574,470
South Africa: 0.6%
		Eskom Holdings SOC Ltd.
	100,000	5.75%, 01/26/21 † 144A	100,807
	365,000	6.75%, 08/06/23 144A	370,940
	100,000	7.13%, 02/11/25 144A	101,625
	122,733	K2016470219 South Africa Ltd 3.00%, 12/31/22 144A	7,057
	200,000	Transnet SOC Ltd. 4.00%, 07/26/22 144A	196,006
			776,435
South Korea: 0.2%
	300,000	Woori Bank 4.50%, 09/27/21 (c) 144A	300,655
Spain: 1.3%
	61,823	Abengoa Abenewco 2 SAU 1.50%, 03/31/23 Reg S	7,148
EUR	100,000	Abengoa SA 0.00%, 03/31/27 (d) (s) *	1,474
	200,000	Banco de Sabadell SA 5.63%, 05/06/26 Reg S	275,886
	300,000	Bankia SA 4.00%, 05/22/19 (c) Reg S	371,606
		Bankinter SA
	100,000	2.50%, 04/06/22 (c) Reg S	120,946
	50,000	6.38%, 09/11/19 Reg S	66,257
	300,000	CaixaBank SA 5.00%, 11/14/18 (c) Reg S	373,844
	300,000	Cellnex Telecom SAU 3.13%, 07/27/22 Reg S	387,686
	175,000	Grifols SA 3.20%, 05/01/20 (c) Reg S	209,979
		Grupo Isolux Corsan SA
	302	0.25%, 08/30/17 (c) (d) (s) * §	2
	56,417	3.00%, 08/30/17 (c) (d) (s) * §	1,663
			1,816,491
Sri Lanka: 0.2%
USD	200,000	National Savings Bank 8.88%, 09/18/18 (s) 144A	212,000
Sweden: 0.4%
EUR	300,000	Telefonaktiebolaget LM Ericsson 1.88%, 03/01/24 Reg S	345,708
	135,000	Verisure Holding AB 6.00%, 11/01/18 (c) Reg S	172,903
			518,611
Thailand: 0.1%
USD	200,000	PTT Explor & Product PCL 4.88%, 06/18/19 (c) 144A	204,317
Turkey: 3.1%
	400,000	Akbank TAS 4.00%, 01/24/20 144A	401,620
	200,000	Arcelik AS 5.00%, 04/03/23 144A	205,804
	200,000	Finansbank AS 4.88%, 05/19/22 144A	199,888
	200,000	TC Ziraat Bankasi AS 4.25%, 07/03/19 144A	202,160
	500,000	Turkiye Garanti Bankasi AS 5.25%, 09/13/22 144A	512,461
	300,000	Turkiye Halk Bankasi AS 3.88%, 02/05/20 144A	294,059
		Turkiye Is Bankasi SA
	400,000	5.00%, 04/30/20 144A	406,752
	625,000	6.00%, 10/24/22 144A	633,750
		Turkiye Vakiflar Bankasi TAO
	200,000	6.00%, 11/01/22 144A	201,238
	400,000	8.00%, 11/01/22 (c) 144A	418,862
	770,000	Yapi ve Kredi Bankasi AS 5.50%, 12/06/22 † 144A	764,548
			4,241,142
United Kingdom: 11.4%
	195,167	Afren Plc 6.25%, 12/09/17 (c) (d) * 144A	1,034
		Algeco Scotsman Global Finance Plc
	100,000	8.50%, 08/31/17 (c) 144A	97,000
	250,000	10.75%, 08/31/17 (c) 144A	213,750
		Anglo American Capital Plc
EUR	625,000	2.50%, 04/29/21 Reg S	789,927
USD	700,000	4.88%, 05/14/25 144A	750,750
		AngloGold Ashanti Holdings Plc
	175,000	5.13%, 08/01/22 †	182,613
	137,000	5.38%, 04/15/20 †	145,001
GBP	100,000	Arqiva Broadcast Finance Plc 9.50%, 09/30/17 (c) Reg S	140,730
		Barclays Bank Plc
EUR	150,000	4.75%, 03/15/20 (c) Reg S	176,249
GBP	350,000	14.00%, 06/15/19 (c) Reg S	561,906
	200,000	Boparan Finance Plc 5.50%, 08/10/17 (c) Reg S	261,049
USD	200,000	CEVA Group Plc 7.00%, 08/11/17 (c) 144A	192,500
GBP	149,000	Co-operative Group Holdings Ltd. 6.88%, 07/08/20 (s) Reg S	219,891
	100,000	Elli Finance UK Plc 8.75%, 08/30/17 (c) Reg S	132,479
USD	650,000	Ensco Plc 5.75%, 04/01/44 (c)	437,125
GBP	193,000	Enterprise Inns 6.50%, 12/06/18	272,534
	100,000	HBOS Capital Funding LP 6.46%, 11/30/18 (c) Reg S	140,102
USD	300,000	Inmarsat Finance Plc 4.88%, 08/31/17 (c) 144A	308,250
EUR	150,000	International Personal Finance Plc 5.75%, 04/07/21 Reg S	164,283
GBP	150,000	Iron Mountain Europe Plc 6.13%, 09/15/17 (c) Reg S	208,455
EUR	200,000	Jaguar Land Rover Automotive PLC 2.20%, 01/15/24 Reg S	239,314
GBP	430,000	Jaguar Land Rover Plc 5.00%, 02/15/22 144A	628,185
USD	300,000	KCA Deutag Finance Plc 7.25%, 08/31/17 (c) 144A	282,000
GBP	100,000	Ladbrokes Group Finance Plc 5.13%, 09/16/22 Reg S	139,806
EUR	250,000	Lincoln Finance Ltd. 6.88%, 04/15/18 (c) Reg S	316,800
USD	90,000	Lloyds Banking Group Plc 6.41%, 10/01/35 (c) 144A	102,150
	550,000	Lloyds TSB Bank Plc 12.00%, 12/16/24 (c) 144A	748,137
GBP	100,000	Matalan Finance Plc 6.88%, 08/10/17 (c) 144A	128,485
	250,000	Old Mutual Plc 8.00%, 06/03/21 Reg S	384,636
EUR	200,000	OTE Plc 3.50%, 07/09/20 Reg S	246,542
USD	400,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	423,458
EUR	100,000	PPC Finance Plc 5.50%, 08/10/17 (c) Reg S	110,378
GBP	100,000	Premier Foods Investments Plc 6.50%, 08/30/17 (c) Reg S	134,396
		Royal Bank of Scotland Group Plc
EUR	250,000	3.63%, 03/25/19 (c) Reg S	306,304
USD	300,000	5.13%, 05/28/24	319,147
	350,000	6.00%, 12/19/23	389,964
	225,000	6.13%, 12/15/22	249,560
	200,000	Standard Chartered Plc 7.01%, 07/30/37 (c) 144A	230,000
GBP	100,000	Stretford 79 Plc 6.75%, 07/15/19 (c) Reg S	146,284
EUR	200,000	Synlab Bondco Plc 6.25%, 07/01/18 (c) Reg S	255,175
	500,000	Tesco Corporate Treasury Services Plc 1.38%, 07/01/19 Reg S	602,376
		Tesco Plc
GBP	330,000	6.13%, 02/24/22	500,336
USD	200,000	6.15%, 11/15/37 144A	210,879
GBP	100,000	Thames Water Kemble Finance Plc 7.75%, 04/01/19 Reg S	146,001
EUR	200,000	Thomas Cook Finance Plc 6.75%, 01/15/18 (c) Reg S	249,742
GBP	100,000	Travis Perkins Plc 4.38%, 09/15/21 Reg S	137,617
USD	250,000	Tullow Oil Plc 6.00%, 08/11/17 (c) † 144A	243,438
GBP	100,000	Twinkle Pizza Plc 6.63%, 08/30/17 (c) Reg S	130,539
USD	595,000	Vedanta Resources Plc 6.00%, 01/31/19 144A	618,056
GBP	200,000	Virgin Media Finance Plc 7.00%, 04/15/18 (c) 144A	282,456
		Virgin Media Secured Finance Plc
	375,000	4.88%, 01/15/21 (c) Reg S	517,317
USD	200,000	5.25%, 01/15/20 (c) 144A	208,750
GBP	300,000	6.00%, 01/15/21 (c) (s) 144A	461,084
	125,000	William Hill Plc 4.25%, 06/05/20 Reg S	172,957
			15,657,897
United States: 3.4%
USD	325,000	Ashtead Capital, Inc. 6.50%, 08/31/17 (c) 144A	338,000
	110,000	Calfrac Holdings LP 7.50%, 08/31/17 (c) 144A	101,475
	77,272	CEDC Finance Corp International, Inc. 10.00% 04/30/18 (c) (d) * # §	0
		Cemex Finance LLC
	750,000	6.00%, 04/01/19 (c) 144A	797,812
	325,000	9.38%, 10/12/17 (c) 144A	345,963
	350,000	Cott Beverages, Inc. 5.38%, 08/31/17 (c)	364,437
	355,000	RBS Capital Trust II 6.43%, 01/03/34 (c)	412,687
	930,000	Reynolds Group Issuer, Inc. 5.75%, 08/31/17 (c)	952,087
	338,160	Rio Oil Finance Trust 9.25%, 07/06/24 144A	347,531
EUR	100,000	ZF North America Capital Inc 2.75%, 04/27/23 Reg S	126,453
USD	900,000	ZF North America Capital, Inc. 4.50%, 04/29/22 144A	948,375
			4,734,820
Venezuela: 0.9%
		Petroleos de Venezuela SA
	585,000	5.38%, 04/12/27 Reg S	192,114
	495,000	5.50%, 04/12/37 Reg S	162,410
	170,000	6.00%, 05/16/24 Reg S	56,738
	630,000	6.00%, 05/16/24 144A	210,263
	90,000	9.00%, 11/17/21 Reg S	35,663
	685,000	9.00%, 11/17/21 144A	271,431
	375,000	9.75%, 05/17/35 144A	145,969
	465,000	12.75%, 02/17/22 144A	215,644
			1,290,232
Total Corporate Bonds (Cost: $131,339,644)			132,626,163
GOVERNMENT OBLIGATIONS: 1.6%
Azerbaijan: 0.3%
	400,000	State Oil Company of the Azerbaijan Republic 4.75%, 03/13/23 Reg S	395,608
Costa Rica: 0.2%
	200,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 Reg S	215,000
India: 0.4%
	400,000	IDBI Bank Ltd. 3.75%, 01/25/19 Reg S	400,878
	200,000	Union Bank of India HK 4.50%, 10/28/19 Reg S	206,133
			607,011
Indonesia: 0.1%
	200,000	Perusahaan Listrik Negara PT 5.25%, 10/24/42 144A	203,760
Trinidad and Tobago: 0.1%
	197,917	Petroleum Co. of Trinidad & Tobago Ltd. 6.00%, 05/08/22 144A	195,938
Turkey: 0.3%
	400,000	Export Credit Bank of Turkey 5.88%, 04/24/19 Reg S	415,990
United Kingdom: 0.2%
	200,000	Ukreximbank 9.75%, 01/22/25 144A	210,100
Total Government Obligations (Cost: $2,229,164)			2,243,407

Number
of Shares
COMMON STOCK: 0.0% (Cost: $5,626)
United States: 0.0%
	988	Tervita Corp. * # §	2,071
WARRANTS: 0.0% (Cost: $10,977)
Spain: 0.0%
	138	Grupo Isolux Corsan SA Warrants (EUR 0.00, expiring 12/30/21) * # §	0
MONEY MARKET FUND: 0.4% (Cost: $584,765)
	584,765	Dreyfus Government Cash Management Fund - Institutional Shares	584,765
Total Investments Before Collateral for Securities Loaned: 98.2% (Cost: $134,170,176)			135,456,406

Principal
Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 5.1%
Repurchase Agreements: 5.1%
USD	345,471	Repurchase agreement dated 7/31/17 with Barclays Capital, Inc., 1.03%, due 8/1/17, proceeds $345,481; (collateralized by various U.S. government and agency obligations, 0.00% to 1.13%, due 8/15/18 to 5/15/47, valued at $352,380 including accrued interest)	345,471
	1,676,382	Repurchase agreement dated 7/31/17 with Citigroup Global Markets, Inc. , 1.06%, due 8/1/17, proceeds $1,676,431; (collateralized by various U.S. government and agency obligations, 2.00% to 11.50%, due 8/15/17 to 6/20/67, valued at $1,709,910 including accrued interest)	1,676,382
	1,676,382	Repurchase agreement dated 7/31/17 with Credit Agricole CIB, 1.04%, due 8/1/17, proceeds $1,676,430; (collateralized by various U.S. government and agency obligations, 0.13% to 0.63%, due 1/15/26 to 7/15/26, valued at $1,709,910 including accrued interest)	1,676,382
	1,676,382	Repurchase agreement dated 7/31/17 with Daiwa Capital Markets America, Inc., 1.07%, due 8/1/17, proceeds $1,676,432; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 8/3/17 to 12/1/51, valued at $1,709,910 including accrued interest)	1,676,382
	1,676,382	Repurchase agreement dated 7/31/17 with Nomura Securities International, Inc. , 1.06%, due 8/1/17, proceeds $1,676,431; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 8/4/17 to 6/20/67, valued at $1,709,910 including accrued interest)	1,676,382
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $7,050,999)			7,050,999
Total Investments: 103.3% (Cost: $141,221,175)			142,507,405
Liabilities in excess of other assets: (3.3)%			(4,609,593)
NET ASSETS: 100.0%			$137,897,812

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Security in principal default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,829,134.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,071 which represents 0.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $3,736 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $60,695,081, or 44.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	11.2%	$15,196,680
Communications	17.8	24,120,647
Consumer, Cyclical	9.3	12,553,927
Consumer, Non-cyclical	7.6	10,297,740
Diversified	0.7	1,003,303
Energy	12.0	16,189,433
Financial	26.3	35,667,956
Government	1.7	2,243,407
Industrial	8.0	10,826,131
Technology	0.8	1,124,355
Utilities	4.2	5,648,062
Money Market Fund	0.4	584,765
	100.0%	$135,456,406

The summary of inputs used to value the Fund’s investments as of July 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds
Argentina	$—	$1,637,459	$—	$1,637,459
Australia	—	712,614	—	712,614
Austria	—	1,753,095	—	1,753,095
Barbados	—	267,500	—	267,500
Belgium	—	281,498	—	281,498
Bermuda	—	1,013,468	—	1,013,468
Brazil	—	4,678,301	—	4,678,301
British Virgin Islands	—	3,094,681	—	3,094,681
Bulgaria	—	244,967	—	244,967
Canada	—	9,001,850	—	9,001,850
Cayman Islands	—	8,005,709	—	8,005,709
Chile	—	195,149	—	195,149
China / Hong Kong	—	1,201,164	—	1,201,164
Colombia	—	1,871,050	—	1,871,050
Denmark	—	182,465	—	182,465
Finland	—	1,073,936	—	1,073,936
France	—	8,313,666	—	8,313,666
Germany	—	4,799,011	—	4,799,011
India	—	413,217	—	413,217
Ireland	—	5,313,635	—	5,313,635
Italy	—	9,731,348	—	9,731,348
Japan	—	1,781,197	—	1,781,197
Kazakhstan	—	1,289,587	—	1,289,587
Luxembourg	—	18,445,588	—	18,445,588
Marshall Islands	—	101,000	—	101,000
Mauritius	—	289,800	—	289,800
Mexico	—	806,550	—	806,550
Netherlands	—	14,756,813	—	14,756,813
Nigeria	—	419,100	—	419,100
Panama	—	211,250	—	211,250
Peru	—	213,500	—	213,500
Saudi Arabia	—	198,925	—	198,925
Singapore	—	574,470	—	574,470
South Africa	—	776,435	—	776,435
South Korea	—	300,655	—	300,655
Spain	—	1,816,491	—	1,816,491
Sri Lanka	—	212,000	—	212,000
Sweden	—	518,611	—	518,611
Thailand	—	204,317	—	204,317
Turkey	—	4,241,142	—	4,241,142
United Kingdom	—	15,657,897	—	15,657,897
United States	—	4,734,820	0	4,734,820
Venezuela	—	1,290,232	—	1,290,232
Government Obligations*	—	2,243,407	—	2,243,407
Common Stock*	—	—	2,071	2,071
Warrants*	—	—	0	0
Money Market Fund	584,765	—	—	584,765
Repurchase Agreements	—	7,050,999	—	7,050,999
Total	$584,765	$141,920,569	$2,071	$142,507,405

* See Schedule of Investments for security type and geographic country breakouts.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2017.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended July 31, 2017:

	Corporate Bonds	Common Stocks
	United States	United States	Spain
Balance as of April 30, 2017	$—	$2,875	$0
Realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)	(17,000)	(804)	0
Purchases	—	—	—
Sales	—	—	—
Transfers in and/or out of level 3	17,000	—	—
Balance as of July 31, 2017	$0	$2,071	$0
Transfers from Level 2 to Level 3 resulted primarily from the bankruptcy of the security issuer.

See Notes to Schedules of Investments

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

July 31, 2017 (unaudited)

Principal Amount		Value
FLOATING RATE NOTES: 99.6%
Australia: 5.9%
	Australia & New Zealand Banking Group Ltd.
$325,000	1.74%, 05/15/18	$326,311
200,000	1.89%, 05/19/22 144A	200,418
250,000	1.93%, 11/16/18 144A	251,890
600,000	1.95%, 09/23/19 144A	604,060
	Commonwealth Bank of Australia
282,000	1.82%, 11/07/19 144A	284,062
500,000	1.94%, 03/10/22 144A	501,996
1,950,000	2.05%, 09/06/21 144A	1,965,924
700,000	Macquarie Bank Ltd. 2.43%, 07/29/20 144A	712,060
	National Australia Bank Ltd.
2,000,000	1.68%, 05/22/20 144A	2,007,056
500,000	2.19%, 01/10/22 144A	506,371
500,000	2.30%, 07/12/21 144A	507,771
	Westpac Banking Corp.
1,200,000	2.03%, 08/19/21	1,213,660
1,300,000	2.16%, 01/11/22	1,311,467
		10,393,046
British Virgin Islands: 0.1%
200,000	Sinopec Group Overseas Development 2014 Ltd. 2.22%, 04/10/19 144A	200,945
Canada: 5.1%
	Bank of Montreal
1,000,000	1.69%, 06/15/20	1,001,845
160,000	1.92%, 07/31/18	160,844
615,000	1.99%, 08/27/21	621,944
1,400,000	Bank of Nova Scotia 1.86%, 03/07/22	1,401,659
836,000	Canadian Imperial Bank of Commerce 1.74%, 09/06/19 †	840,079
700,000	National Bank of Canada 1.79%, 05/12/20 (c)	701,872
2,050,000	Royal Bank of Canada 1.90%, 02/01/22	2,065,664
	Toronto-Dominion Bank
1,015,000	1.86%, 04/30/18 †	1,018,841
400,000	2.15%, 01/22/19	404,112
754,000	2.30%, 04/07/21	771,021
		8,987,881
Denmark: 0.2%
300,000	Danske Bank A/S 1.80%, 09/06/19 144A	301,839
France: 1.7%
1,500,000	BPCE SA 2.39%, 05/22/22 144A	1,520,733
	Credit Agricole SA
650,000	2.10%, 04/15/19 144A	655,605
250,000	2.20%, 06/10/20 144A	253,837
500,000	Societe Generale SA 2.63%, 04/08/21 144A	507,583
150,000	Total Capital International SA 1.75%, 08/10/18	150,785
		3,088,543
Germany: 0.3%
	Deutsche Bank AG
100,000	1.86%, 02/13/18	100,137
400,000	3.09%, 05/10/19	409,453
		509,590
Japan: 5.4%
	Mitsubishi UFJ Financial Group, Inc.
200,000	2.09%, 02/22/22	202,676
1,950,000	2.30%, 09/13/21	1,978,667
550,000	3.08%, 03/01/21	573,737
360,000	Mizuho Bank Ltd. 1.94%, 03/26/18 144A	360,992
	Mizuho Financial Group, Inc.
300,000	2.14%, 02/28/22	302,051
2,850,000	2.38%, 09/13/21	2,901,505
250,000	2.78%, 04/12/21 144A	256,088
	Sumitomo Mitsui Banking Corp.
350,000	1.88%, 01/16/18	350,755
400,000	1.98%, 10/19/18	402,564
1,152,000	2.41%, 07/14/21	1,171,623
175,000	2.45%, 10/19/21	178,185
300,000	Sumitomo Mitsui Trust Bank Ltd. 2.21%, 10/18/19 144A	303,267
480,000	The Bank of Tokyo-Mitsubishi UFJ Ltd. 1.77%, 03/05/18 144A	481,063
		9,463,173
Luxembourg: 0.3%
575,000	Allergan Funding SCS 2.48%, 03/12/20	589,032
Mexico: 0.6%
1,000,000	Petroleos Mexicanos 4.88%, 03/11/22 144A	1,088,750
Netherlands: 4.1%
500,000	ABN AMRO Bank NV 1.94%, 01/18/19 144A	502,803
600,000	Cooperatieve Rabobank UA 2.13%, 01/10/22	606,800
400,000	ING Bank NV 2.42%, 03/22/19 144A	405,549
1,300,000	ING Groep NV 2.45%, 03/29/22	1,320,762
450,000	Mondelez International Holdings Netherlands BV 1.92%, 10/28/19 144A	452,251
400,000	Nederlandse Waterschapsbank NV 1.41%, 02/14/18 144A	400,510
1,299,000	Shell International Finance BV 1.63%, 05/11/20	1,309,170
2,195,000	Siemens Financieringsmaatschappij NV 1.86%, 03/16/22 144A	2,217,707
		7,215,552
Norway: 0.2%
341,000	Statoil ASA 1.47%, 05/15/18	341,682

Singapore: 0.3%
500,000	DBS Group Holdings Ltd. 1.80%, 07/16/19 144A	499,921
Spain: 0.3%
600,000	Banco Santander SA 2.87%, 04/11/22	621,093
Sweden: 1.5%
700,000	Nordea Bank AB 1.67%, 05/29/20 144A	703,398
400,000	Skandinaviska Enskilda Banken AB 1.81%, 09/13/19 144A	402,314
800,000	Svenska Handelsbanken AB 1.71%, 09/06/19	803,845
700,000	Swedbank AB 1.94%, 03/14/22 144A	701,426
		2,610,983
Switzerland: 3.2%
300,000	Credit Suisse AG 2.00%, 01/29/18	300,899
	UBS AG
900,000	1.82%, 08/14/19	905,904
540,000	2.00%, 03/26/18	542,318
1,755,000	UBS Group Funding Jersey Ltd. 2.70%, 02/01/22 144A	1,810,653
	UBS Group Funding Switzerland AG
1,600,000	2.41%, 05/23/22 (c) 144A	1,626,150
400,000	3.08%, 04/14/21 144A	414,210
		5,600,134
United Kingdom: 5.8%
	Barclays Plc
950,000	2.93%, 01/10/22 (c)	971,049
1,150,000	3.29%, 08/10/21 †	1,208,007
	BP Capital Markets Plc
140,000	1.53%, 08/14/18	140,396
220,000	1.93%, 09/26/18	220,695
1,000,000	Credit Suisse Group Funding Guernsey Ltd. 3.59%, 04/16/21	1,055,071
400,000	HSBC Bank Plc 1.82%, 05/15/18 144A	401,592
	HSBC Holdings Plc
1,750,000	2.80%, 01/05/22	1,808,109
1,150,000	2.85%, 05/25/21	1,189,858
1,000,000	3.46%, 03/08/21	1,053,884
1,800,000	Royal Bank of Scotland Group Plc 2.65%, 05/15/22 (c)	1,818,391
400,000	Standard Chartered Plc 2.31%, 08/19/19 144A	403,763
		10,270,815
United States: 64.6%
	American Express Credit Corp.
1,325,000	1.82%, 03/18/19	1,334,201
163,000	2.29%, 08/14/20 (c)	165,858
700,000	American Honda Finance Corp. 1.46%, 11/19/18	702,092
555,000	Anheuser-Busch InBev Finance, Inc. 2.43%, 02/01/21	576,876
	Apple, Inc.
450,000	1.38%, 02/07/20	451,515
720,000	1.42%, 05/03/18	721,685
654,000	1.43%, 02/07/20	656,986
750,000	1.48%, 05/06/19	753,761
400,000	1.53%, 05/11/22	402,701
1,500,000	1.68%, 02/09/22	1,520,761
284,000	2.01%, 02/22/19	287,502
782,000	2.32%, 02/23/21	807,313
2,200,000	AT&T, Inc 2.25%, 07/15/21	2,220,792
893,000	AT&T, Inc. 2.23%, 06/30/20	904,554
	Bank of America Corp.
1,700,000	2.31%, 04/24/22 (c)	1,709,697
1,200,000	2.34%, 01/15/19	1,213,883
1,281,000	2.47%, 01/20/22 (c)	1,296,755
700,000	2.49%, 10/21/21 (c)	712,192
1,600,000	BB&T Corp. 1.82%, 06/15/20	1,611,285
200,000	Berkshire Hathaway Finance Corp. 1.94%, 03/15/19	202,124
1,015,000	Capital One NA 2.46%, 01/30/22 (c)	1,022,890
88,000	Caterpillar Financial Services Corp. 1.81%, 01/10/20	88,719
410,000	Chevron Corp. 1.38%, 03/02/18	410,339
	Cisco Systems, Inc.
128,000	1.56%, 06/15/18	128,296
400,000	1.61%, 09/20/19	402,510
433,000	1.70%, 03/01/19	436,103
290,000	Citibank NA 1.73%, 06/12/20	291,510
	Citigroup, Inc.
400,000	2.01%, 04/27/18	401,369
300,000	2.09%, 12/10/19 (c)	302,553
1,222,000	2.15%, 06/07/19	1,233,995
1,500,000	2.27%, 03/25/22 (c)	1,510,345
1,900,000	2.28%, 05/17/23 (c)	1,905,717
600,000	2.29%, 11/08/21 (c)	608,761
2,200,000	2.36%, 08/02/21	2,243,870
2,575,000	2.63%, 09/01/22 (c)	2,632,979
2,200,000	2.68%, 03/30/21	2,254,410
25,000	2.88%, 05/15/18	25,293
650,000	ConocoPhillips Co. 2.08%, 05/15/22	662,659
700,000	Daimler Finance North America LLC 1.70%, 05/05/20 144A	701,811
500,000	EI du Pont de Nemours & Co. 1.70%, 05/01/20	504,618
	Exxon Mobil Corp.
1,100,000	1.40%, 03/15/19	1,102,221
150,000	1.59%, 03/06/22	151,246
	Ford Motor Credit Co. LLC
760,000	2.06%, 03/12/19	762,963
250,000	2.30%, 01/09/20	251,889
	General Electric Capital Corp.
1,182,000	1.55%, 05/05/26	1,157,165
645,000	2.25%, 03/15/23	660,948
	General Motors Financial Co., Inc.
1,000,000	2.23%, 04/13/20	1,004,421
600,000	2.85%, 01/14/22	613,745
	Goldman Sachs Group, Inc.
1,250,000	2.33%, 10/23/19	1,266,689
765,000	2.35%, 04/25/19	773,600
1,600,000	2.35%, 11/15/20 (c)	1,617,688
2,700,000	2.42%, 04/26/21 (c)	2,728,444
1,700,000	2.45%, 08/15/20 (c)	1,731,139
2,005,000	2.47%, 03/23/20 (c)	2,041,331
1,800,000	2.67%, 03/23/21 (c)	1,835,264
2,119,000	2.80%, 11/29/23	2,187,645
245,000	2.96%, 02/25/21	254,212
900,000	3.06%, 10/28/26 (c)	938,946
700,000	Hartford Financial Services Group, Inc. 3.31%, 08/31/17 (c) 144A	684,687
400,000	Home Depot, Inc. 1.37%, 06/05/20	400,480
1,400,000	Intel Corp. 1.53%, 05/11/22	1,400,057
	International Business Machines Corp.
180,000	1.37%, 02/06/18	180,232
830,000	1.55%, 02/12/19	834,364
500,000	1.55%, 01/27/20	501,932
710,000	1.76%, 11/06/21	715,499
	JPMorgan Chase & Co.
1,500,000	1.77%, 03/09/20 (c)	1,501,513
550,000	1.94%, 01/28/19	553,494
1,269,000	2.27%, 01/23/20	1,290,139
1,050,000	2.30%, 01/15/22 (c)	1,058,140
1,100,000	2.32%, 05/07/21 (c)	1,120,941
3,025,000	2.54%, 10/24/22 (c)	3,086,214
1,875,000	2.68%, 02/01/21 (c)	1,932,217
450,000	Medtronic, Inc. 2.05%, 03/15/20	457,850
613,000	Merck & Co., Inc. 1.56%, 02/10/20	617,604
200,000	Metropolitan Life Global Funding I 1.70%, 12/19/18 144A	200,871
	Morgan Stanley
1,080,000	1.98%, 02/14/19 (c)	1,084,758
1,011,000	2.05%, 07/23/19	1,019,232
900,000	2.37%, 05/08/23 (c)	906,593
378,000	2.46%, 01/27/20	384,161
4,200,000	2.49%, 01/20/21 (c)	4,244,024
3,039,000	2.71%, 04/21/21	3,139,235
3,050,000	2.71%, 10/24/22 (c)	3,112,293
	NBCUniversal Enterprise, Inc.
1,800,000	1.70%, 04/01/21 144A	1,805,483
220,000	1.99%, 04/15/18 144A	221,008
	Nissan Motor Acceptance Corp.
400,000	1.76%, 09/13/19 144A	401,976
600,000	2.19%, 01/13/22 144A	600,491
385,000	Oracle Corp. 1.81%, 10/08/19	388,728
195,000	Pfizer, Inc. 1.55%, 06/15/18	195,497
1,500,000	QUALCOMM, Inc. 2.04%, 01/30/23	1,508,854
550,000	Roche Holdings, Inc. 1.64%, 09/30/19 144A	552,936
526,000	State Street Corp.
	2.08%, 08/18/20	537,062
135,000	The Bank of New York Mellon Corp. 1.73%, 08/01/18	135,740
	Toyota Motor Credit Corp.
900,000	1.56%, 04/17/20	902,327
1,350,000	1.60%, 03/12/20	1,355,173
53,000	1.74%, 10/18/19	53,400
470,000	US Bancorp 1.67%, 10/15/18 (c)	472,436
	Verizon Communications, Inc.
365,000	2.04%, 06/17/19	368,365
2,204,000	2.25%, 03/16/22	2,235,076
700,000	2.99%, 09/14/18	712,956
	Walt Disney Co.
250,000	1.41%, 06/05/20	250,243
700,000	1.61%, 03/04/22	704,190
	Wells Fargo & Co.
1,650,000	1.94%, 04/23/18	1,656,717
650,000	1.99%, 01/30/20	656,350
1,600,000	2.11%, 02/11/21 (c)	1,612,982
1,486,000	2.19%, 07/22/20	1,508,061
248,000	2.34%, 07/26/21	253,110
1,960,000	2.42%, 01/24/22 (c)	1,987,991
3,225,000	2.54%, 10/31/22 (c)	3,293,015
1,265,000	2.56%, 03/04/21	1,302,123
700,000	Wells Fargo Bank NA
	1.79%, 05/24/19	705,487
		113,905,143
Total Floating Rate Notes (Cost: $174,677,131)		175,688,122

Number of Shares
MONEY MARKET FUND: 0.2% (Cost: $317,924)
317,924	Dreyfus Government Cash Management Fund - Institutional Shares	317,924
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $174,995,055)		176,006,046

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.2%
Repurchase Agreements: 1.2%
$1,000,000	Repurchase agreement dated 7/31/17 with Daiwa Capital Markets America, Inc., 1.07%, due 8/1/17, proceeds $1,000,030; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 8/3/17 to 12/1/51, valued at $1,020,000 including accrued interest)	1,000,000
212,703	Repurchase agreement dated 7/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.04%, due 8/1/17, proceeds $212,709; (collateralized by various U.S. government and agency obligations, 0.13% to 1.00%, due 3/15/18 to 7/15/24, valued at $216,957 including accrued interest)	212,703
1,000,000	Repurchase agreement dated 7/31/17 with Nomura Securities International, Inc., 1.06%, due 8/1/17, proceeds $1,000,029; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 8/4/17 to 6/20/67, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $2,212,703)		2,212,703
Total Investments: 101.0% (Cost: $177,207,758)		178,218,749
Liabilities in excess of other assets: (1.0)%		(1,812,353)
NET ASSETS: 100.0%		$176,406,396

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $2,154,747.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $29,583,820, or 16.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	0.3%	$504,618
Communications	5.9	10,389,576
Consumer, Cyclical	4.4	7,750,768
Consumer, Non-cyclical	2.0	3,442,046
Energy	3.3	5,778,888
Financial	76.3	134,383,910
Industrial	1.3	2,306,426
Technology	6.3	11,131,890
Money Market Fund	0.2	317,924
	100.0%	$176,006,046

The summary of inputs used to value the Fund’s investments as of July 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes*	$—	$175,688,122	$—	$175,688,122
Money Market Fund	317,924	—	—	317,924
Repurchase Agreements	—	2,212,703	—	2,212,703
Total	$317,924	$177,900,825	$—	$178,218,749

* See Schedule of Investments for security type and geographic country breakouts.

There were no transfers between levels during the period ended July 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2017 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 1.4%
Brazil: 0.0%
BRL	1,221,000	Concessionaria Ecovias dos Imigrantes SA TIPS 5.64%, 04/15/24	$498,115
Colombia: 0.4%
		Empresas Publicas de Medellin ESP
COP	5,396,000,000	7.63%, 06/10/24 (c) Reg S	1,821,943
	19,762,000,000	8.38%, 02/01/21 Reg S	6,839,359
	19,450,000,000	Financiera de Desarrollo Territorial SA Findeter 7.88%, 05/12/24 (c) Reg S	6,669,095
			15,330,397
Germany: 0.5%
		Kreditanstalt fuer Wiederaufbau
ZAR	37,530,000	7.88%, 01/15/20	2,872,775
TRY	8,950,000	9.25%, 05/22/20 Reg S	2,536,424
	14,309,000	10.00%, 03/06/19	4,092,992
		Landwirtschaftliche Rentenbank
ZAR	98,300,000	6.00%, 03/18/19 Reg S	7,297,375
	34,000,000	8.25%, 05/23/22 Reg S	2,635,733
			19,435,299
Mexico: 0.2%
		Petroleos Mexicanos
MXN	28,330,000	7.19%, 09/12/24 Reg S	1,430,376
	109,600,000	7.65%, 11/24/21 Reg S	5,995,141
			7,425,517
South Africa: 0.3%
		Eskom Holdings Ltd.
ZAR	25,350,000	7.85%, 04/02/26	1,714,084
	8,800,000	9.25%, 04/20/18	673,703
	77,330,000	9.50%, 08/18/27 ^	1,721,003
	11,000,000	Eskom Holdings SOC Ltd 7.50%, 09/15/33	627,933
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,514,825
	86,800,000	10.80%, 11/06/23	6,994,420
	5,000,000	13.50%, 04/18/28	446,688
			13,692,656
Total Corporate Bonds (Cost: $70,161,953)			56,381,984
GOVERNMENT OBLIGATIONS: 95.8%
Argentina: 2.9%
		Argentine Bonos del Tesoro
ARS	753,404,000	15.50%, 10/17/26	47,712,984
	340,838,000	16.00%, 10/17/23	19,873,118
	783,704,000	18.20%, 10/03/21	46,401,026
			113,987,128
Brazil: 9.6%
		Brazil Letras do Tesouro Nacional
BRL	134,365,000	9.37%, 04/01/19 ^	37,739,968
	252,620,000	10.40%, 07/01/20 ^	62,949,670
	59,800,000	10.50%, 10/01/18 ^	17,501,805
		Brazilian Government International Bonds
	2,590,000	8.50%, 01/05/24	833,773
	6,060,000	10.25%, 01/10/28	2,090,186
	2,860,000	12.50%, 01/05/22	1,046,806
		Letra do Tesouro Nacional
	131,180,000	11.15%, 01/01/20 ^	34,343,764
	153,650,000	12.30%, 01/01/19 ^	44,081,620
	72,060,000	12.53%, 07/01/19 ^	19,798,306
		Nota do Tesouro Nacional, Series F
	15,400,000	10.00%, 01/01/19	5,065,153
	138,741,000	10.00%, 01/01/21	45,601,901
	161,983,000	10.00%, 01/01/23	52,733,551
	94,105,000	10.00%, 01/01/25	30,473,532
	87,110,000	10.00%, 01/01/27	28,090,660
			382,350,695
Chile: 2.9%
		Bonos de la Tesoreria de la Republica en pesos
CLP	7,375,000,000	4.50%, 02/28/21	11,756,810
	4,150,000,000	4.50%, 03/01/21	6,611,241
	35,940,000,000	4.50%, 03/01/26	56,318,935
	13,070,000,000	5.00%, 03/01/35	20,767,551
	450,000,000	Bonos del Banco Central de Chile en Pesos 4.50%, 06/01/20	715,726
	12,412,000,000	Chilean Government International Bonds 5.50%, 08/05/20 †	20,306,040
			116,476,303
Colombia: 5.0%
COP	2,610,000,000	Colombian Government International Bonds 7.75%, 04/14/21	934,850
		Colombian TES
	35,616,700,000	5.00%, 11/21/18	11,854,742
	52,586,700,000	6.00%, 04/28/28	16,362,358
	39,287,200,000	7.00%, 09/11/19	13,458,225
	102,027,200,000	7.00%, 05/04/22	35,155,289
	24,530,000,000	7.00%, 06/30/32	8,037,683
	98,328,000,000	7.50%, 08/26/26	34,398,853
	66,000,000,000	7.75%, 09/18/30	23,429,204
	80,415,800,000	10.00%, 07/24/24	32,069,162
	55,571,700,000	11.00%, 07/24/20	21,124,275
	8,100,000,000	Republic of Colombia 9.85%, 06/28/27	3,406,740
			200,231,381
Czech Republic: 3.4%
		Czech Republic Government Bond
CZK	104,000,000	0.00%, 02/10/20	4,741,529
	89,500,000	0.45%, 10/25/23 Reg S	4,099,552
	128,500,000	0.95%, 05/15/30 Reg S	5,706,662
	147,200,000	1.00%, 06/26/26 Reg S	6,823,456
	343,730,000	1.50%, 10/29/19 Reg S	16,186,841
	302,640,000	2.40%, 09/17/25 Reg S	15,682,159
	277,700,000	2.50%, 08/25/28 Reg S	14,537,707
	338,820,000	3.75%, 09/12/20 Reg S	17,200,657
	330,760,000	3.85%, 09/29/21 Reg S	17,341,972
	243,300,000	4.70%, 09/12/22 Reg S	13,631,715
	311,920,000	5.70%, 05/25/24 Reg S	19,397,045
			135,349,295
Hungary: 3.9%
		Hungarian Government Bonds
HUF	1,040,000,000	1.00%, 09/23/20	4,055,024
	891,140,000	1.75%, 10/26/22	3,440,572
	1,648,870,000	2.00%, 10/30/19	6,622,046
	2,667,570,000	2.50%, 10/27/21	10,784,776
	3,252,000,000	3.00%, 06/26/24	13,060,256
	1,821,620,000	3.00%, 10/27/27	7,001,321
	3,767,990,000	3.50%, 06/24/20	15,767,516
	1,121,990,000	5.50%, 12/20/18	4,672,393
	4,776,020,000	5.50%, 06/24/25	22,070,183
	4,406,340,000	6.00%, 11/24/23	20,843,119
	3,153,330,000	6.50%, 06/24/19	13,673,849
	3,917,370,000	7.00%, 06/24/22	18,951,371
	3,441,160,000	7.50%, 11/12/20	16,151,049
			157,093,475
Indonesia: 8.5%
		Indonesian Treasury Bonds
IDR	101,040,000,000	5.63%, 05/15/23	7,070,836
	102,516,000,000	6.13%, 05/15/28	7,067,095
	155,983,000,000	6.63%, 05/15/33	10,864,408
	236,212,000,000	7.00%, 05/15/22	17,941,050
	291,321,000,000	7.00%, 05/15/27	22,048,872
	19,330,000,000	7.88%, 04/15/19	1,487,347
	408,323,000,000	8.25%, 07/15/21	32,216,268
	240,904,000,000	8.25%, 06/15/32	19,165,917
	323,400,000,000	8.25%, 05/15/36	25,782,922
	487,463,000,000	8.38%, 03/15/24	39,589,100
	448,452,000,000	8.38%, 09/15/26	36,484,687
	338,629,000,000	8.38%, 03/15/34	27,397,333
	300,900,000,000	8.75%, 05/15/31	25,202,972
	341,952,000,000	9.00%, 03/15/29	29,291,484
	100,311,000,000	9.50%, 07/15/31	8,842,184
	83,842,000,000	10.50%, 08/15/30	7,938,763
	20,900,000,000	11.00%, 11/15/20	1,767,364
	93,689,000,000	11.00%, 09/15/25	8,749,051
		Perusahaan Penerbit SBSN Indonesia
	69,100,000,000	8.25%, 09/15/20	5,433,669
	38,600,000,000	8.88%, 11/15/31	3,153,030
			337,494,352
Malaysia: 5.0%
		Malaysia Government Bond
MYR	16,820,000	3.62%, 11/30/21	3,900,790
	28,476,000	3.76%, 03/15/19	6,693,353
	50,103,000	3.80%, 08/17/23	11,582,143
	38,995,000	3.90%, 11/30/26	8,968,741
		Malaysia Government Investment Issue
	13,300,000	3.23%, 04/15/20	3,077,188
	37,515,000	4.07%, 09/30/26	8,695,945
	10,700,000	4.39%, 07/07/23	2,546,540
		Malaysian Government Bonds
	38,745,000	3.42%, 08/15/22	8,877,460
	61,055,000	3.48%, 03/15/23	13,957,873
	56,533,000	3.49%, 03/31/20	13,181,570
	38,305,000	3.58%, 09/28/18	8,980,404
	48,017,000	3.65%, 10/31/19	11,260,113
	47,518,000	3.66%, 10/15/20	11,115,094
	900,000	3.84%, 04/15/33	196,816
	53,464,000	3.96%, 09/15/25	12,375,464
	61,761,000	4.05%, 09/30/21	14,595,315
	63,586,000	4.16%, 07/15/21	15,093,518
	43,597,000	4.18%, 07/15/24	10,299,614
	53,709,000	4.23%, 06/30/31	12,281,278
	22,129,000	4.25%, 05/31/35	5,009,837
	68,733,000	4.38%, 11/29/19	16,377,188
			199,066,244
Mexico: 9.2%
		Mexican Bonos
MXN	413,451,000	5.75%, 03/05/26	21,535,221
	91,900,000	8.00%, 11/07/47	5,652,701
		Mexican Government International Bonds
	483,829,000	5.00%, 12/11/19	26,123,131
	727,289,000	6.50%, 06/10/21	40,475,458
	467,591,000	6.50%, 06/09/22	25,951,881
	312,912,300	7.50%, 06/03/27	18,345,598
	340,868,000	7.75%, 05/29/31	20,354,322
	237,262,000	7.75%, 11/23/34	14,178,575
	536,361,800	7.75%, 11/13/42	32,034,494
	565,680,900	8.00%, 06/11/20	32,779,679
	227,475,000	8.00%, 12/07/23	13,558,028
	451,844,700	8.50%, 12/13/18	25,851,557
	263,094,000	8.50%, 05/31/29	16,610,350
	246,580,900	8.50%, 11/18/38	15,846,168
	666,860,200	10.00%, 12/05/24	44,280,132
	195,861,000	10.00%, 11/20/36	14,277,685
			367,854,980
Peru: 2.9%
		Peru Government Bond
PEN	7,880,000	6.15%, 08/12/32 Reg S 144A	2,502,233
	73,410,000	6.35%, 08/12/28	24,077,732
		Peruvian Government Bonds
	54,023,000	5.70%, 08/12/24	17,355,706
	48,688,000	6.90%, 08/12/37	16,498,034
	70,371,000	6.95%, 08/12/31	24,045,228
	25,753,000	7.84%, 08/12/20	8,835,886
	59,545,000	8.20%, 08/12/26	22,085,424
	30,000	8.60%, 08/12/17	9,274
			115,409,517
Philippines: 3.0%
		Philippine Government International Bonds
PHP	1,339,500,000	3.90%, 11/26/22	26,248,466
	1,911,500,000	4.95%, 01/15/21	39,022,295
	2,365,500,000	6.25%, 01/14/36	53,033,380
			118,304,141
Poland: 9.2%
		Polish Government Bonds
PLN	104,758,000	1.50%, 04/25/20	28,650,694
	110,597,000	1.75%, 07/25/21	29,879,986
	101,775,000	1.87%, 10/25/18 ^	27,638,921
	94,079,000	2.00%, 04/25/21	25,724,839
	75,960,000	2.25%, 04/25/22	20,663,090
	129,449,000	2.50%, 07/25/26 †	33,759,404
	88,130,000	2.50%, 07/25/27	22,677,310
	83,159,000	3.25%, 07/25/19	23,683,366
	103,976,000	3.25%, 07/25/25	28,950,948
	98,257,000	4.00%, 10/25/23	28,912,727
	65,725,000	5.25%, 10/25/20	19,950,818
	68,121,000	5.50%, 10/25/19	20,346,005
	58,644,000	5.75%, 10/25/21	18,371,584
	74,046,000	5.75%, 09/23/22	23,467,369
	50,432,000	Republic of Poland Government Bond 1.87%, 04/25/19 ^	13,621,020
			366,298,081
Romania: 3.0%
		Romanian Government Bonds
RON	41,235,000	2.25%, 02/26/20	10,868,576
	39,645,000	2.50%, 04/29/19	10,503,768
	41,000,000	3.25%, 03/22/21	10,976,786
	38,370,000	3.50%, 12/19/22	10,252,209
	37,190,000	4.75%, 06/24/19 †	10,258,447
	40,190,000	4.75%, 02/24/25	11,236,370
	36,180,000	5.60%, 11/28/18	9,962,995
	38,010,000	5.75%, 04/29/20	10,940,596
	31,190,000	5.80%, 07/26/27	9,356,475
	37,250,000	5.85%, 04/26/23	11,104,720
	42,520,000	5.95%, 06/11/21	12,487,819
			117,948,761
Russia: 5.0%
RUB	998,980,000	Russian Federal Bond 8.50%, 09/17/31	17,642,856
		Russian Federal Bond - OFZ
	781,926,000	7.40%, 12/07/22	12,763,221
	608,226,000	7.70%, 03/23/33	9,933,511
	1,041,460,000	7.75%, 09/16/26	17,414,664
		Russian Federal Bonds
	614,863,000	6.40%, 05/27/20	9,857,431
	1,002,064,000	6.70%, 05/15/19	16,414,953
	636,677,000	6.80%, 12/11/19	10,357,851
	588,509,000	7.00%, 01/25/23	9,411,008
	973,697,000	7.00%, 08/16/23	15,562,158
	986,620,000	7.05%, 01/19/28	15,609,870
	1,103,081,000	7.50%, 08/18/21	18,122,716
	549,626,000	7.60%, 04/14/21	9,058,226
	695,980,000	7.60%, 07/20/22	11,470,243
	378,460,000	7.75%, 02/27/19	6,268,743
	1,005,074,000	8.15%, 02/03/27	17,285,210
			197,172,661
South Africa: 6.9%
		South African Government Bonds
ZAR	336,682,000	6.25%, 03/31/36	18,205,262
	308,221,000	6.50%, 02/28/41	16,352,796
	157,469,000	6.75%, 03/31/21	11,640,920
	382,341,000	7.00%, 02/28/31	24,025,867
	85,970,000	7.25%, 01/15/20	6,501,629
	135,224,000	7.75%, 02/28/23	10,159,580
	363,545,000	8.00%, 01/31/30	25,229,961
	268,660,000	8.25%, 03/31/32	18,566,155
	431,695,000	8.50%, 01/31/37	29,323,718
	409,323,000	8.75%, 01/31/44	27,738,720
	514,349,000	8.75%, 02/28/48	34,844,940
	192,434,000	8.88%, 02/28/35	13,655,211
	452,767,000	10.50%, 12/21/26	38,453,426
			274,698,185
Supranational: 3.4%
		European Bank for Reconstruction & Development
IDR	146,700,000,000	7.38%, 04/15/19	11,215,856
TRY	16,177,000	8.00%, 10/11/18	4,428,356
IDR	103,630,000,000	9.25%, 12/02/20	8,445,557
		European Investment Bank
MXN	68,900,000	4.00%, 02/25/20 Reg S	3,617,326
PLN	31,700,000	4.25%, 10/25/22	9,443,174
IDR	32,700,000,000	5.20%, 03/01/22 Reg S	2,345,472
TRY	4,497,000	5.25%, 09/03/18 Reg S	1,209,956
IDR	16,350,000,000	6.95%, 02/06/20 Reg S	1,249,933
	47,400,000,000	7.20%, 07/09/19 Reg S	3,627,555
ZAR	45,040,000	7.50%, 01/30/19	3,423,757
	76,410,000	7.50%, 09/10/20 Reg S	5,800,928
	184,070,000	8.13%, 12/21/26	13,688,753
TRY	40,341,000	8.50%, 07/25/19	11,024,628
ZAR	17,600,000	8.50%, 09/17/24 Reg S	1,361,698
TRY	36,500,000	8.75%, 09/18/21 Reg S	9,830,828
BRL	16,600,000	8.99%, 08/27/21 ^	3,944,426
ZAR	17,790,000	9.00%, 12/21/18 Reg S	1,375,036
TRY	12,550,000	9.13%, 10/07/20 Reg S	3,441,389
BRL	6,610,000	9.35%, 10/22/19 ^	1,816,830
TRY	7,150,000	10.75%, 11/15/19	2,034,300
		Inter-American Development Bank
IDR	500,000,000	7.00%, 02/04/19	37,665
	24,680,000,000	7.88%, 03/14/23	1,980,357
BRL	17,450,000	10.25%, 05/18/18	5,712,097
		International Bank for Reconstruction & Development
MXN	93,600,000	4.00%, 08/16/18	5,099,739
	137,588,000	7.50%, 03/05/20	7,868,867
COP	20,690,000,000	8.00%, 03/02/20	7,291,564
RUB	194,300,000	10.30%, 03/05/19	3,376,926
BRL	4,700,000	International Finance Corp 12.00%, 01/29/19 Reg S	1,604,212
			136,297,185
Thailand: 6.0%
		Thailand Government Bond
THB	355,090,000	2.13%, 12/17/26	10,389,300
	521,900,000	3.65%, 06/20/31	17,121,689
		Thailand Government Bonds
	769,480,000	1.88%, 06/17/22	23,122,323
	712,681,000	2.55%, 06/26/20	22,017,606
	371,117,000	3.40%, 06/17/36	11,757,315
	210,757,000	3.45%, 03/08/19	6,529,670
	51,143,000	3.58%, 12/17/27	1,676,692
	747,898,000	3.63%, 06/16/23	24,456,634
	1,153,510,000	3.65%, 12/17/21	37,418,420
	783,353,000	3.85%, 12/12/25	26,190,095
	907,853,000	3.88%, 06/13/19	28,464,731
	824,000	4.75%, 12/20/24	28,882
	853,736,000	4.88%, 06/22/29	31,431,436
			240,604,793
Turkey: 5.0%
		Turkey Government Bond
TRY	27,906,000	11.00%, 03/02/22	8,058,222
	41,520,000	11.00%, 02/24/27	12,278,132
		Turkish Government Bonds
	62,380,000	7.10%, 03/08/23	15,304,446
	45,669,000	7.40%, 02/05/20	12,008,096
	54,074,000	8.00%, 03/12/25	13,512,170
	15,124,000	8.50%, 07/10/19	4,116,163
	45,880,000	8.50%, 09/14/22	12,086,362
	300,000	8.80%, 11/14/18	82,691
	47,866,000	8.80%, 09/27/23	12,660,483
	49,460,000	9.00%, 07/24/24	13,173,332
	22,168,000	9.20%, 09/22/21	6,014,391
	41,282,000	9.40%, 07/08/20	11,340,790
	54,548,000	9.50%, 01/12/22	14,946,615
	12,450,000	10.40%, 03/27/19	3,496,204
	28,330,000	10.40%, 03/20/24	8,088,198
	41,260,000	10.50%, 01/15/20	11,632,167
	85,184,000	10.60%, 02/11/26	24,610,081
	54,455,000	10.70%, 02/17/21	15,546,870
			198,955,413
Uruguay: 1.0%
		Uruguay Government International Bond
	434,301,000	9.88%, 06/20/22	16,400,968
UYU	531,974,000	9.88%, 06/20/22 144A	20,060,263
	60,549,000	9.88%, 06/20/22 144A	2,286,576
			38,747,807
Total Government Obligations (Cost: $3,756,659,068)			3,814,340,397

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $2,056,104)
	2,056,104	Dreyfus Government Cash Management Fund - Institutional Shares	2,056,104

Total Investments Before Collateral for Securities Loaned: 97.3%
(Cost: $3,828,877,125)			3,872,778,485

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.1%
Repurchase Agreements: 1.1%
USD	9,826,111	Repurchase agreement dated 7/31/17 with Barclays Capital, Inc., 0.95%, due 8/1/17, proceeds $9,826,370; (collateralized by various U.S. government and agency obligations, 0.00% to 2.13%, due 5/15/18 to 2/15/47, valued at $10,022,634 including accrued interest)	9,826,111
	618,408	Repurchase agreement dated 7/31/17 with Barclays Capital, Inc., 1.03%, due 8/1/17, proceeds $618,426; (collateralized by various U.S. government and agency obligations, 0.00% to 1.13%, due 8/15/18 to 5/15/47, valued at $630,776 including accrued interest)	618,408
	9,826,111	Repurchase agreement dated 7/31/17 with Credit Agricole CIB, 1.04%, due 8/1/17, proceeds $9,826,395; (collateralized by various U.S. government and agency obligations, 0.13% to 0.63%, due 1/15/26 to 7/15/26, valued at $10,022,633 including accrued interest)	9,826,111
	9,826,111	Repurchase agreement dated 7/31/17 with Daiwa Capital Markets America, Inc., 1.07%, due 8/1/17, proceeds $9,826,403; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 8/3/17 to 12/1/51, valued at $10,022,633 including accrued interest)	9,826,111
	1,446,620	Repurchase agreement dated 7/31/17 with Deutsche Bank Securities, Inc., 1.21%, due 8/1/17, proceeds $1,446,669; (collateralized by various U.S. government and agency obligations, 3.25% to 3.25%, due 3/15/50 to 3/15/50, valued at $1,475,640 including accrued interest)	1,446,620
	9,826,111	Repurchase agreement dated 7/31/17 with Nomura Securities International, Inc. , 1.06%, due 8/1/17, proceeds $9,826,400; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 8/4/17 to 6/20/67, valued at $10,022,633 including accrued interest)	9,826,111
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $41,369,472)			41,369,472
Total Investments: 98.4% (Cost: $3,870,246,597)			3,914,147,957
Other assets less liabilities: 1.6%			65,378,028
NET ASSETS: 100.0%			$3,979,525,985

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $38,824,357.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $24,849,072, or 0.6% of net assets.
TIPS	Treasury Inflation Protected Securities

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer, Non-cyclical	0.0%	$498,115
Energy	0.2	7,425,517
Financial	0.7	26,104,394
Government	98.5	3,814,340,397
Industrial	0.2	8,955,933
Utilities	0.3	13,398,025
Money Market Fund	0.1	2,056,104
	100.0%	$3,872,778,485

The summary of inputs used to value the Fund’s investments as of July 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$56,381,984	$—	$56,381,984
Government Obligations*	—	3,814,340,397	—	3,814,340,397
Money Market Fund	2,056,104	—	—	2,056,104
Repurchase Agreements	—	41,369,472	—	41,369,472
Total	$2,056,104	$3,912,091,853	$—	$3,914,147,957

* See Schedule of Investments for security type and geographic country breakouts.

There were no transfers between levels during the period ended July 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2017 (unaudited)

Number of Shares		Value
REAL ESTATE INVESTMENT TRUSTS: 99.9%
Mexico: 2.1%
2,312,375	Concentradora Hipotecaria SAPI de CV †	$2,957,649
United States: 97.8%
109,746	AG Mortgage Investment Trust, Inc.	2,020,424
579,862	AGNC Investment Corp.	12,281,477
1,661,873	Annaly Capital Management, Inc.	19,992,332
419,776	Anworth Mortgage Asset Corp.	2,527,051
352,336	Apollo Commercial Real Estate Finance, Inc.	6,352,618
181,900	ARMOUR Residential REIT, Inc. †	4,594,794
231,070	Blackstone Mortgage Trust, Inc. †	7,133,131
395,958	Capstead Mortgage Corp.	3,872,469
385,577	Chimera Investment Corp.	7,256,559
674,142	CYS Investments, Inc.	5,736,948
247,591	Dynex Capital, Inc.	1,710,854
202,004	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,696,593
396,352	Invesco Mortgage Capital, Inc.	6,591,334
189,132	iStar Financial, Inc. *	2,260,127
272,564	Ladder Capital Corp.	3,586,942
775,053	MFA Financial, Inc.	6,580,200
191,221	MTGE Investment Corp.	3,556,711
525,389	New Residential Investment Corp. †	8,931,613
544,824	New York Mortgage Trust, Inc. †	3,443,288
296,398	PennyMac Mortgage Investment Trust	5,216,605
235,225	Redwood Trust, Inc.	4,062,336
434,728	Starwood Property Trust, Inc.	9,581,405
709,248	Two Harbors Investment Corp.	7,014,463
204,202	Western Asset Mortgage Capital Corp.	2,121,659
		141,121,933
Total Real Estate Investment Trusts (Cost: $139,456,443)		144,079,582
MONEY MARKET FUND: 0.4% (Cost: $585,609)
585,609	Dreyfus Government Cash Management Fund - Institutional Shares	585,609
Total Investments Before Collateral for Securities Loaned: 100.3%
(Cost: $140,042,052)		144,665,191

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 9.6%
Repurchase Agreements: 9.6%
$3,295,056	Repurchase agreement dated 7/31/17 with Daiwa Capital Markets America, Inc., 1.07%, due 8/1/17, proceeds $3,295,154; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 8/3/17 to 12/1/51, valued at $3,360,957 including accrued interest)	3,295,056
3,295,056	Repurchase agreement dated 7/31/17 with Goldman Sachs and Co., 1.03%, due 8/1/17, proceeds $3,295,150; (collateralized by various U.S. government and agency obligations, 2.50% to 8.00%, due 11/1/18 to 6/1/56, valued at $3,360,957 including accrued interest)	3,295,056
692,517	Repurchase agreement dated 7/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.04%, due 8/1/17, proceeds $692,537; (collateralized by various U.S. government and agency obligations, 0.13% to 1.00%, due 3/15/18 to 7/15/24, valued at $706,367 including accrued interest)	692,517
3,295,056	Repurchase agreement dated 7/31/17 with Mizuho Securities USA, Inc., 1.05%, due 8/1/17, proceeds $3,295,152; (collateralized by various U.S. government and agency obligations, 1.50% to 1.50%, due 6/15/20 to 6/15/20, valued at $3,360,958 including accrued interest)	3,295,056
3,295,056	Repurchase agreement dated 7/31/17 with Nomura Securities International, Inc. , 1.06%, due 8/1/17, proceeds $3,295,153; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 8/4/17 to 6/20/67, valued at $3,360,957 including accrued interest)	3,295,056
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $13,872,741)		13,872,741
Total Investments: 109.9% (Cost: $153,914,793)		158,537,932
Liabilities in excess of other assets: (9.9)%		(14,229,939)
NET ASSETS: 100.0%		$144,307,993

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $13,812,119.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	96.0%	$138,861,806
Real Estate	3.6	5,217,776
Money Market Fund	0.4	585,609
	100.0%	$144,665,191

The summary of inputs used to value the Fund’s investments as of July 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Real Estate Investment Trusts*	$144,079,582	$—	$—	$144,079,582
Money Market Fund	585,609	—	—	585,609
Repurchase Agreements	—	13,872,741	—	13,872,741
Total	$144,665,191	$13,872,741	$—	$158,537,932

* See Schedule of Investments for security type and geographic country breakouts.

There were no transfers between levels during the period ended July 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

July 31, 2017 (unaudited)

Number of Shares		Value
PREFERRED SECURITIES: 99.5%
Communications: 19.9%
$89,926	Comcast Corp. 5.00%, 12/15/17 (c) †	$2,304,803
234,590	eBay, Inc. 6.00%, 03/01/21 (c) †	6,352,697
150,529	Frontier Communications Corp. 11.13%, 06/29/18 †	3,818,921
	General Electric Co.
229,000	4.70%, 05/16/18 (c) †	5,846,370
258,049	4.88%, 10/15/17 (c) †	6,528,640
197,838	4.88%, 01/29/18 (c) †	5,031,020
	Qwest Corp.
242,410	6.13%, 06/01/18 (c) †	6,103,884
305,749	6.50%, 09/01/21 (c)	7,707,932
128,243	6.63%, 09/15/20 (c) †	3,293,280
206,440	6.75%, 06/15/22 (c) †	5,229,125
156,394	6.88%, 10/01/19 (c)	4,031,837
164,213	7.00%, 08/28/17 (c) †	4,241,622
125,115	7.00%, 08/28/17 (c) †	3,189,181
93,836	Telephone & Data Systems, Inc. 7.00%, 08/28/17 (c) †	2,414,400
156,394	T-Mobile US, Inc. 5.50%, 12/15/17	15,678,498
	United States Cellular Corp.
106,973	6.95%, 08/30/17 (c) †	2,789,856
86,016	7.25%, 12/08/19 (c)	2,296,627
93,836	7.25%, 12/01/20 (c)	2,549,524
156,394	Verizon Communications, Inc. 5.90%, 02/15/19 (c)	4,180,412
		93,588,629
Consumer, Non-cyclical: 11.1%
195,492	Anthem, Inc. 5.25%, 05/01/18	10,063,928
387,074	Becton Dickinson and Co. 6.13%, 05/01/20 †	21,633,566
	CHS, Inc.
154,048	6.75%, 09/30/24 (c)	4,448,906
131,371	7.10%, 03/31/24 (c) †	3,888,582
161,867	7.50%, 01/21/25 (c)	4,765,364
162,372	7.88%, 09/26/23 (c)	4,767,242
95,963	8.00%, 07/18/23 (c) †	2,964,297
		52,531,885
Energy: 8.1%
250,230	Kinder Morgan, Inc. 9.75%, 10/26/18 †	11,077,682
	NextEra Energy, Inc.
234,590	6.12%, 09/01/19 †	13,033,820
109,476	6.37%, 09/01/18	7,250,595
120,423	NuStar Energy LP 7.63%, 06/15/22 (c) †	3,097,280
269,779	Southwestern Energy Co. 6.25%, 01/15/18 †	3,731,044
		38,190,421
Government: 0.5%
85,518	Tennessee Valley Authority 3.55%, 06/01/18 (p) †	2,164,461
Industrial: 4.6%
195,492	Arconic, Inc. 5.38%, 10/01/17	7,684,791
89,926	Hess Corp. 8.00%, 02/01/19	5,058,338
107,912	Seaspan Corp. 6.38%, 04/30/19	2,778,734
234,590	Stanley Black & Decker, Inc. 5.75%, 08/28/17 (c)	5,972,661
		21,494,524
Real Estate Investment Trusts: 27.8%
80,934	American Homes 4 Rent 6.50%, 05/24/21 (c)	2,173,483
107,519	American Tower Corp. 5.50%, 02/15/18	12,870,024
	Annaly Capital Management, Inc.
143,882	7.50%, 09/13/17 (c)	3,690,573
89,926	7.63%, 08/28/17 (c)	2,296,710
93,836	7.63%, 08/28/17 (c) †	2,397,510
141,927	CBL & Associates Properties, Inc. 7.38%, 08/30/17 (c) †	3,407,667
101,656	Chimera Investment Corp. 8.00%, 03/30/24 (c)	2,637,973
	Colony NorthStar, Inc.
89,926	7.13%, 04/13/20 (c) †	2,308,400
107,912	7.15%, 06/05/22 (c)	2,766,864
109,468	8.25%, 08/30/17 (c)	2,804,570
78,197	8.75%, 05/15/19 (c)	2,126,958
	Digital Realty Trust, Inc.
78,197	5.88%, 04/09/18 (c) †	2,009,663
78,197	6.35%, 08/24/20 (c) †	2,126,176
114,167	7.38%, 03/26/19 (c) †	3,093,926
100,710	FelCor Lodging Trust, Inc. 1.95%, 07/31/66	2,711,113
78,197	GGP, Inc. 6.38%, 02/13/18 (c)	2,001,061
96,964	Government Properties Income Trust 5.88%, 05/26/21 (c) †	2,519,125
125,115	Kimco Realty Corp. 6.00%, 08/28/17 (c) †	3,162,907
	National Retail Properties, Inc.
107,912	5.20%, 10/11/21 (c)	2,687,009
89,926	5.70%, 05/30/18 (c) †	2,303,904
125,897	NuStar Logistics LP. 7.63%, 01/15/18 (c) †	3,205,338
109,476	PS Business Parks, Inc. 6.00%, 08/28/17 (c) †	2,766,459
	Public Storage
109,476	4.90%, 10/14/21 (c) †	2,692,015
101,656	4.95%, 07/20/21 (c) †	2,521,069
87,580	5.15%, 06/02/22 (c) †	2,207,892
156,394	5.20%, 01/16/18 (c)	4,003,686
154,830	5.38%, 09/20/17 (c)	3,934,230
93,836	5.40%, 01/20/21 (c) †	2,462,257
89,926	5.63%, 08/28/17 (c) †	2,271,531
144,664	5.75%, 08/28/17 (c) †	3,652,766
89,926	6.00%, 06/04/19 (c)	2,429,801
89,144	6.38%, 03/17/19 (c) †	2,462,157
	Senior Housing Properties Trust
109,476	5.63%, 08/28/17 (c) †	2,742,374
78,197	6.25%, 02/18/21 (c) †	2,112,101
89,924	Two Harbors Investment Corp. 7.63%, 07/27/27 (c)	2,278,674
80,934	Ventas Realty LP 5.45%, 03/07/18 (c) †	2,058,152
334,949	VEREIT, Inc. 6.70%, 01/03/19 (c) †	8,832,605
	Vornado Realty Trust
93,836	5.40%, 01/25/18 (c) †	2,387,188
93,836	5.70%, 08/28/17 (c) †	2,380,619
84,453	6.63%, 08/30/17 (c)	2,183,110
86,016	Wells Fargo Real Estate Investment Corp. 6.38%, 12/11/19 (c) †	2,282,004
112,408	Welltower, Inc. 6.50%, 07/17/66	7,351,483
		131,313,127
Reinsurance: 4.9%
	Aspen Insurance Holdings Ltd.
78,197	5.63%, 01/01/27 (c) †	2,039,378
86,016	5.95%, 07/01/23 (c) †	2,463,498
172,033	Axis Capital Holdings Ltd. 5.50%, 11/07/21 (c) †	4,307,706
91,911	PartnerRe Ltd. 7.25%, 04/29/21 (c) †	2,774,793
	Reinsurance Group of America, Inc.
125,115	5.75%, 06/15/26 (c) †	3,697,148
125,115	6.20%, 09/15/22 (c) †	3,680,883
86,016	RenaissanceRe Holdings Ltd. 5.38%, 06/01/18 (c) †	2,219,213
78,197	Validus Holdings Ltd. 5.80%, 06/21/22 (c) †	1,974,474
		23,157,093
Technology: 0.7%
132,935	Pitney Bowes, Inc. 6.70%, 03/07/18 (c) †	3,460,298
Utilities: 21.9%
78,197	BGE Capital Trust II 6.20%, 08/30/17 (c)	2,047,979
	Dominion Resources, Inc.
250,230	5.25%, 07/30/21 (c) †	6,355,842
218,951	6.75%, 08/15/19 †	11,162,122
	DTE Energy Co.
93,836	5.38%, 06/01/21 (c)	2,418,154
87,580	6.00%, 12/15/21 (c) †	2,414,581
105,566	6.50%, 10/01/19 †	5,759,681
156,394	Duke Energy Corp. 5.13%, 01/15/18 (c)	3,986,483
128,243	Entergy Arkansas, Inc. 4.88%, 09/01/21 (c)	3,166,320
84,453	Entergy Louisiana LLC 4.88%, 09/01/21 (c)	2,078,388
81,325	Entergy Mississippi, Inc. 4.90%, 10/01/21 (c)	2,005,475
93,836	FPL Group Capital Trust I 5.88%, 08/30/17 (c) †	2,500,729
134,889	Great Plains Energy, Inc. 7.00%, 09/15/19 (c) †	7,526,806
	NextEra Energy Capital Holdings, Inc.
140,754	5.00%, 01/15/18 (c) †	3,538,556
156,394	5.13%, 11/15/17 (c)	3,964,588
178,289	5.25%, 06/01/21 (c) †	4,599,856
109,476	5.63%, 08/30/17 (c)	2,777,406
125,115	5.70%, 08/28/17 (c) †	3,190,433
140,754	PPL Capital Funding, Inc. 5.90%, 04/30/18 (c) †	3,624,416
125,115	SCE Trust II 5.10%, 03/15/18 (c) †	3,182,926
86,016	SCE Trust III 5.75%, 03/15/24 (c) †	2,481,562
101,656	SCE Trust IV 5.38%, 09/15/25 (c) †	2,861,616
93,836	SCE Trust V 5.45%, 03/15/26 (c) †	2,736,258
148,570	SCE Trust VI 5.00%, 06/26/22 (c)	3,810,821
	Southern Co.
250,230	5.25%, 10/01/21 (c) †	6,380,865
312,787	6.25%, 10/15/20 (c)	8,501,551
		103,073,414
Total Preferred Securities (Cost: $467,568,265)		468,973,852
MONEY MARKET FUND: 2.0% (Cost: $9,397,613)
9,397,613	Dreyfus Government Cash Management Fund - Institutional Shares	9,397,613
Total Investments Before Collateral for Securities Loaned: 101.5%
(Cost: $476,965,878)		478,371,465

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 7.7%
Repurchase Agreements: 7.7%
$1,822,182	Repurchase agreement dated 7/31/17 with Barclays Capital, Inc., 1.03%, due 8/1/17, proceeds $1,822,234; (collateralized by various U.S. government and agency obligations, 0.00% to 1.13%, due 8/15/18 to 5/15/47, valued at $1,858,626 including accrued interest)	1,822,182
8,672,401	Repurchase agreement dated 7/31/17 with Citigroup Global Markets, Inc. , 1.06%, due 8/1/17, proceeds $8,672,656; (collateralized by various U.S. government and agency obligations, 2.00% to 11.50%, due 8/15/17 to 6/20/67, valued at $8,845,849 including accrued interest)	8,672,401
8,672,401	Repurchase agreement dated 7/31/17 with Credit Agricole CIB, 1.04%, due 8/1/17, proceeds $8,672,652; (collateralized by various U.S. government and agency obligations, 0.13% to 0.63%, due 1/15/26 to 7/15/26, valued at $8,845,849 including accrued interest)	8,672,401
8,672,401	Repurchase agreement dated 7/31/17 with Daiwa Capital Markets America, Inc., 1.07%, due 8/1/17, proceeds $8,672,659; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 8/3/17 to 12/1/51, valued at $8,845,849 including accrued interest)	8,672,401
8,672,401	Repurchase agreement dated 7/31/17 with Nomura Securities International, Inc. , 1.06%, due 8/1/17, proceeds $8,672,656; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 8/4/17 to 6/20/67, valued at $8,845,849 including accrued interest)	8,672,401
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $36,511,786)		36,511,786
Total Investments: 109.2% (Cost: $513,477,664)		514,883,251
Liabilities in excess of other assets: (9.2)%		(43,318,673)
NET ASSETS: 100.0%		$471,564,578

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $35,680,333.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communications	19.6%	$93,588,629
Consumer, Non-cyclical	11.0	52,531,885
Energy	8.0	38,190,421
Financial	1.3	6,282,180
Government	0.5	2,164,461
Industrial	4.5	21,494,524
Real Estate Investment Trusts	27.4	131,313,127
Reinsurance	3.5	16,874,913
Technology	0.7	3,460,298
Utilities	21.5	103,073,414
Money Market Fund	2.0	9,397,613
	100.0%	$478,371,465

The summary of inputs used to value the Fund’s investments as of July 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities*	$468,973,852	$—	$—	$468,973,852
Money Market Fund	9,397,613	—	—	9,397,613
Repurchase Agreements	—	36,511,786	—	36,511,786
Total	$478,371,465	$36,511,786	$—	$514,883,251

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended July 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS TREASURY-HEDGED HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2017 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 92.2%
Basic Materials: 5.9%
	Arconic, Inc.
40,000	5.13%, 07/01/24 (c) †	$42,750
10,000	5.90%, 02/01/27	11,063
17,000	Ashland, Inc. 4.75%, 05/15/22 (c)	17,850
20,000	Blue Cube Spinco, Inc. 9.75%, 10/15/20 (c)	24,500
50,000	CF Industries Holdings, Inc. 3.45%, 06/01/23 †	47,437
25,000	Chemours Co. 6.63%, 05/15/18 (c) †	26,972
	Freeport-McMoRan, Inc.
50,000	3.88%, 12/15/22 (c) †	48,562
50,000	5.40%, 05/14/34 (c)	47,297
17,000	Hexion US Finance Corp. 6.63%, 08/31/17 (c)	16,044
		282,475
Communications: 22.6%
25,000	Altice US Finance I Corp. 5.50%, 05/15/21 (c) 144A	26,563
	CCO Holdings LLC
40,000	5.50%, 05/01/21 (c) 144A	42,600
27,000	5.75%, 07/15/18 (c)	28,485
67,000	CenturyLink, Inc. 5.80%, 03/15/22	69,847
13,000	Cequel Communications Holdings I LLC 6.38%, 08/31/17 (c) 144A	13,260
27,000	Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/17 (c)	28,114
25,000	CommScope Technologies LLC 6.00%, 06/15/20 (c) 144A	27,000
50,000	CSC Holdings LLC 5.50%, 04/15/22 (c) 144A	53,375
100,000	DISH DBS Corp. 5.88%, 07/15/22	109,094
27,000	Equinix, Inc. 5.38%, 04/01/18 (c)	28,215
	Frontier Communications Corp.
13,000	8.50%, 04/15/20 †	13,260
60,000	11.00%, 06/15/25 (c)	55,275
30,000	Hughes Satellite Systems Corp. 6.50%, 06/15/19	32,400
27,000	iHeartCommunications, Inc. 9.00%, 08/31/17 (c)	21,904
54,000	Level 3 Financing, Inc. 5.38%, 08/31/17 (c)	55,620
34,000	Netflix, Inc. 5.88%, 02/15/25	38,165
34,000	Nielsen Finance LLC 4.50%, 08/31/17 (c)	34,510
27,000	Sirius XM Radio, Inc. 4.63%, 05/15/18 (c) 144A	27,878
50,000	Sprint Capital Corp. 6.88%, 11/15/28	54,625
	Sprint Corp.
50,000	7.13%, 06/15/24	54,937
67,000	7.88%, 09/15/23	76,212
20,000	TEGNA, Inc. 6.38%, 10/15/18 (c)	21,250
67,000	T-Mobile USA, Inc. 6.63%, 04/01/18 (c)	71,020
35,000	Univision Communications Inc 5.13%, 02/15/20 (c) 144A	35,175
30,000	Windstream Services LLC 7.75%, 08/31/17 (c) †	27,000
30,000	Zayo Group LLC 6.00%, 04/01/18 (c)	31,762
		1,077,546
Consumer, Cyclical: 10.0%
30,000	Caesars Entertainment Resort Properties LLC 11.00%, 08/31/17 (c) †	32,025
34,000	Dollar Tree, Inc. 5.75%, 03/01/18 (c)	36,167
40,000	GLP Capital LP 4.88%, 08/01/20 (c)	42,499
25,000	Goodyear Tire & Rubber Co. 5.13%, 11/15/18 (c)	26,094
20,000	Hanesbrands, Inc. 4.88%, 02/15/26 (c) 144A	20,500
25,000	HD Supply, Inc. 5.25%, 12/15/17 (c) 144A	26,344
25,000	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 06/01/19 (c) 144A	26,125
30,000	Lennar Corp. 4.50%, 08/15/19 (c)	31,231
27,000	Ltd Brands, Inc. 6.63%, 04/01/21	29,633
50,000	MGM Resorts International 6.63%, 12/15/21	56,375
25,000	PulteGroup, Inc. 4.25%, 02/01/21 (c)	26,013
17,000	Rite Aid Corp. 6.75%, 08/31/17 (c)	17,746
30,000	Scientific Games International, Inc. 7.00%, 01/01/18 (c) 144A	32,025
34,000	Wynn Las Vegas LLC 4.25%, 02/28/23 (c) 144A	34,510
40,000	ZF North America Capital, Inc. 4.75%, 04/29/25 144A	41,950
		479,237
Consumer, Non-cyclical: 15.5%
47,000	ADT Corp. 3.50%, 07/15/22	46,706
30,000	Albertsons Cos LLC 6.63%, 06/15/19 (c) 144A	28,275
25,000	APX Group, Inc. 7.88%, 12/01/18 (c)	27,250
20,000	Centene Corp. 5.63%, 02/15/18 (c)	20,850
40,000	CHS 6.88%, 02/01/18 (c) †	34,450
40,000	Community Health Systems, Inc. 8.00%, 08/31/17 (c) †	40,200
50,000	DaVita HealthCare Partners, Inc. 5.00%, 05/01/20 (c)	50,865
27,000	Fresenius Medical Care US Finance II, Inc. 5.63%, 07/31/19 144A	28,789
	HCA, Inc.
25,000	5.38%, 02/01/25	26,688
110,000	6.50%, 02/15/20	120,450
25,000	Hertz Corp. 5.50%, 10/15/19 (c) † 144A	20,500
30,000	Iron Mountain, Inc. 5.75%, 08/31/17 (c)	30,975
14,000	JBS USA LLC 8.25%, 08/31/17 (c) 144A	14,245
25,000	LifePoint Health, Inc. 5.50%, 08/31/17 (c)	25,969
20,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 9.25%, 05/15/19 (c) 144A	22,350
44,000	Reynolds Group Issuer, Inc. 5.75%, 08/31/17 (c)	45,045
34,000	Spectrum Brands, Inc. 5.75%, 07/15/20 (c)	36,550
67,000	Tenet Healthcare Corp. 4.75%, 06/01/20	69,764
25,000	United Rentals North America, Inc. 4.63%, 07/15/18 (c)	26,281
27,000	Valeant Pharmaceuticals International 6.38%, 08/31/17 (c) 144A	26,393
		742,595
Energy: 12.0%
40,000	Antero Resources Corp. 5.13%, 08/31/17 (c)	40,800
40,000	California Resources Corp. 8.00%, 12/15/18 (c) † 144A	25,650
30,000	Cheniere Corpus Christi Holdings LLC 5.88%, 10/02/24 (c)	32,625
15,000	Chesapeake Energy Corp. 8.00%, 12/15/18 (c) † 144A	15,956
25,000	Citgo Holding, Inc. 10.75%, 02/15/20 144A	26,438
34,000	Concho Resources, Inc. 5.50%, 10/01/17 (c)	35,275
20,000	CONSOL Energy, Inc. 5.88%, 08/31/17 (c)	20,188
30,000	Continental Resources, Inc. 4.50%, 01/15/23 (c) †	29,325
34,000	Denbury Resources, Inc. 5.50%, 08/31/17 (c)	18,615
20,000	Energy Transfer Equity LP 7.50%, 10/15/20	22,700
40,000	EP Energy LLC 9.38%, 08/31/17 (c)	34,250
20,000	Newfield Exploration Co. 5.63%, 07/01/24	21,075
34,000	QEP Resources, Inc. 6.88%, 03/01/21	35,785
20,000	Range Resources Corp. 5.00%, 05/15/22 (c) 144A	19,900
14,000	Rockies Express Pipeline 6.88%, 04/15/40 144A	15,496
25,000	SM Energy Co. 6.13%, 11/15/18 (c) †	24,625
25,000	Sunoco LP / Sunoco Finance Corp. 6.38%, 04/01/18 (c)	26,438
20,000	Targa Resources Partners LP 5.25%, 11/01/17 (c)	20,675
40,000	Tesoro Logistics LP 6.13%, 08/16/17 (c)	41,550
17,000	Whiting Petroleum Corp. 5.00%, 12/15/18 (c)	16,809
25,000	Williams Cos, Inc. 4.55%, 03/24/24 (c)	26,031
20,000	WPX Energy, Inc. 8.25%, 06/01/23 (c)	22,100
		572,306
Financial: 11.3%
60,000	Ally Financial, Inc. 8.00%, 11/01/31	74,775
34,000	Bank of America Corp. 5.20%, 06/01/23 (c)	35,232
50,000	Bank of America Corp. 8.13%, 05/15/18 (c) †	52,295
18,000	CIT Group, Inc. 5.50%, 02/15/19 144A	18,932
90,000	Citigroup, Inc. 6.30%, 05/15/24 (c)	98,212
40,000	Goldman Sachs Group, Inc. 5.38%, 05/10/20 (c)	41,850
34,000	Icahn Enterprises LP 6.00%, 08/31/17 (c)	34,999
40,000	Morgan Stanley 5.55%, 07/15/20 (c)	41,950
	Navient Corp.
34,000	5.50%, 01/25/23 †	34,847
34,000	5.88%, 03/25/21	36,019
34,000	SLM Corp. 8.45%, 06/15/18	35,792
30,000	Springleaf Finance Corp. 8.25%, 12/15/20	33,750
		538,653
Industrial: 3.9%
27,000	Ball Corp. 5.00%, 03/15/22	29,157
34,000	Cemex Finance LLC 9.38%, 10/12/17 (c) 144A	36,193
30,000	Novelis Corp. 5.88%, 09/30/21 (c) 144A	31,650
30,000	Standard Industries, Inc. 5.38%, 11/15/19 (c) 144A	31,725
27,000	TransDigm, Inc. 5.50%, 08/31/17 (c)	27,532
30,000	XPO Logistics, Inc. 6.50%, 06/15/18 (c) 144A	31,275
		187,532
Technology: 6.2%
17,000	BMC Software Finance, Inc. 8.13%, 08/31/17 (c) 144A	17,680
25,000	Dell International LLC 7.13%, 06/15/19 (c) † 144A	27,832
45,000	EMC Corporation 3.38%, 03/01/23 (c)	43,703
70,000	First Data Corp. 7.00%, 12/01/18 (c) 144A	75,687
34,000	Micron Technology, Inc. 5.50%, 08/01/19 (c)	36,242
25,000	MSCI, Inc. 5.75%, 08/15/20 (c) 144A	27,188
34,000	NCR Corp. 6.38%, 12/15/18 (c)	36,380
25,000	Solera LLC 10.50%, 03/01/19 (c) 144A	28,875
		293,587
Utilities: 4.8%
34,000	AES Corp. 7.38%, 06/01/21 (c)	39,015
25,000	AmeriGas Partners LP 5.88%, 05/20/26 (c)	25,750
	Calpine Corp.
34,000	5.75%, 10/15/19 (c) †	31,917
17,000	6.00%, 08/31/17 (c) 144A	17,595
34,000	Dynegy, Inc. 6.75%, 08/31/17 (c)	35,339
40,000	NRG Energy, Inc. 6.25%, 07/15/18 (c)	42,150
40,000	Talen Energy Supply LLC 4.63%, 04/15/19 (c) † 144A	39,600
		231,366
Total Corporate Bonds (Cost: $4,285,624)		4,405,297

Number of Shares
MONEY MARKET FUND: 6.9% (Cost: $331,037)
331,037	Dreyfus Government Cash Management Fund - Institutional Shares	331,037
Total Investments Before Collateral for Securities Loaned: 99.1%
(Cost: $4,616,661)		4,736,334

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 13.4% (Cost: $639,306)
Repurchase Agreement: 13.4%
$639,306	Repurchase agreement dated 7/31/17 with Daiwa Capital Markets America, Inc., 1.07%, due 8/1/17, proceeds $639,325; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 8/3/17 to 12/1/51, valued at $652,092 including accrued interest)	639,306
Total Investments: 112.5% (Cost: $5,255,967)		5,375,640
Liabilities in excess of other assets: (12.5)%		(596,006)
NET ASSETS: 100.0%		$4,779,634

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $615,205.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,035,529, or 21.7% of net assets.

At July 31, 2017, the Fund held the following open futures contracts:

	Number of Contracts	Expiration Date	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 5 Year Note (s)	37	September 2017	$10,118

(s)	Cash in the amount of $30,492 has been segregated by the broker as collateral to cover margin requirements for open futures contracts.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	6.0%	$282,475
Communications	22.7	1,077,546
Consumer, Cyclical	10.1	479,237
Consumer, Non-cyclical	15.7	742,595
Energy	12.1	572,306
Financial	11.4	538,653
Industrial	3.9	187,532
Technology	6.2	293,587
Utilities	4.9	231,366
Money Market Fund	7.0	331,037
	100.0%	$4,736,334

The summary of inputs used to value the Fund’s investments as of July 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$4,405,297	$—	$4,405,297
Money Market Fund	331,037	—	—	331,037
Repurchase Agreement	—	639,306	—	639,306
Total	$331,037	$5,044,603	$—	$5,375,640
Other Financial Instruments:
Futures Contracts	$10,118	$—	$—	$10,118

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels for the period ended July 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2017 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy (as described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or other asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of July 31, 2017, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income ETF	$228,868,431	$5,088,761	$(7,606,240)	$(2,517,479)
ChinaAMC China Bond ETF	4,552,715	6,053	(297,756)	(291,703)
EM Investment Grade + BB Rated USD Sovereign Bond ETF	12,772,296	87,110	(197,910)	(110,800)
Emerging Markets Aggregate Bond ETF	16,024,211	622,283	(1,297,679)	(675,396)
Emerging Markets High Yield Bond ETF	364,628,565	8,499,941	(7,344,005)	1,155,936
Fallen Angel High Yield Bond ETF	930,185,947	40,038,024	(5,567,169)	34,470,855
Green Bond ETF	7,530,753	447,391	(5,074)	442,317
International High Yield Bond ETF	141,284,874	6,129,257	(4,906,726)	1,222,531
Investment Grade Floating Rate ETF	177,207,806	1,037,602	(26,659)	1,010,943
J.P. Morgan EM Local Currency Bond ETF	3,910,221,193	157,694,835	(153,768,071)	3,926,764
Mortgage REIT ETF	156,381,880	7,006,906	(4,850,854)	2,156,052
Preferred Securities ex Financials ETF	512,970,119	18,166,881	(16,253,749)	1,913,132
Treasury-Hedged High Yield Bond ETF	5,255,967	178,368	(58,695)	119,673

Other–In March 2017, the United Kingdom triggered Article 50, and is now scheduled to leave the European Union (“EU”), by the end of March 2019. There is uncertainty on exactly how the withdrawal will take place and the terms of the Brexit deal. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

As a result of events involving Ukraine and the Russian Federation, the United States and the EU have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: September 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: September 26, 2017

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: September 26, 2017